THE ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT

ISSUED BY ALLIANZ LIFE® VARIABLE ACCOUNT B AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Base Contract offers you, the Owner, standard features including: a seven-year withdrawal charge period, multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:

Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Short Withdrawal Charge Option shortens the withdrawal charge period to four years. No Withdrawal Charge Option eliminates the withdrawal charge. Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit.

If you selected the No Withdrawal Charge Option or Quarterly Value Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits (an Additional Required Benefit).

Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Guarantees are subject to the claims paying ability of Allianz Life.

Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60 or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.

If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit, Income Protector, and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: January 23, 2012

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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Optional Benefits That Are No Longer Available

The prospectus appendices include information on features, charges and available Investment Options for the following benefits we no longer offer.

Appendix	Benefit No Longer Available	Available From	Available Through
D	Target Date Retirement Benefit Target Date 10 Benefit	March 17, 2008 January 26, 2009	January 25, 2009 March 31, 2009
E	Lifetime Plus Benefit	May 1, 2007	January 25, 2009
	Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
F	Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
G	Income Protector (08.09)	July 22, 2009	April 30, 2010
	Income Protector (05.10)	May 3, 2010	April 29, 2011
	Income Protector (05.11)	May 2, 2011	January 22, 2012
	Investment Protector (08.09)	July 22, 2009	April 30, 2010
	Investment Protector (05.11)	May 2, 2011	January 22, 2012
Following are the currently available Investment Options. If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value quarterly. See section 11.a, Income Protector and section 11.b, Investment Protector. All of the Investment Options below, except those with a(2) are available under the current version of Investment Protector. Investment Options with a(1) or a(2) below are available under the current version of Income Protector.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL Balanced Index StrategySM Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund
AZL FusionSM Growth Fund
AZL FusionSM Moderate Fund
AZL Growth Index StrategySM Fund
AZL MVP Balanced Index Strategy Fund(1),(2)
AZL MVP BlackRock Global Allocation Fund(1),(2)
AZL MVP Fusion Balanced Fund(1),(2)
AZL MVP Fusion Moderate Fund(1),(2)
AZL MVP Growth Index Strategy Fund(1),(2)
AZL MVP Invesco Equity and Income Fund(1),(2)
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL® Allianz AGIC Opportunity Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® Money Market Fund(1)
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL® Columbia Mid Cap Value Fund
AZL® Columbia Small Cap Value Fund
DAVIS
AZL® Davis New York Venture Fund
Davis VA Financial Portfolio
DREYFUS
AZL® Dreyfus Equity Growth Fund
EATON VANCE
AZL® Eaton Vance Large Cap Value Fund
FIDELITY
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

FRANKLIN TEMPLETON
AZL® Franklin Small Cap Value Fund
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund(1)
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund(1)
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund(1)
Templeton Growth Securities Fund
GATEWAY
AZL® Gateway Fund
INVESCO
AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
AZL® Invesco International Equity Fund
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund
AZL® JPMorgan U.S. Equity Fund
MFS
AZL® MFS Investors Trust Fund
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund
PIMCO
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio(1)
PIMCO VIT Real Return Portfolio(1)
PIMCO VIT Total Return Portfolio(1)
PIMCO VIT Unconstrained Bond Portfolio(1)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
TURNER
AZL® Turner Quantitative Small Cap Growth Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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TABLE OF CONTENTS

Glossary	4	8. Access to Your Money	35
Fee Tables	8	Free Withdrawal Privilege	37
Owner Transaction Expenses	8	Systematic Withdrawal Program	37
Owner Periodic Expenses	8	Minimum Distribution Program and Required Minimum
Annual Operating Expenses of the Investment Options	9	Distribution (RMD) Payments	38
Examples	10	Waiver of Withdrawal Charge Benefit	38
1. The Variable Annuity Contract	11	Suspension of Payments or Transfers	38
State Specific Contract Restrictions	12	9. The Annuity Phase	39
When the Contract Ends	12	Calculating Your Annuity Payments	39
2. Ownership, Annuitants, Covered Persons, and Payees	12	Variable or Fixed Annuity Payments	39
Owner	12	Annuity Payment Options	39
Joint Owner	12	When Annuity Payments Begin	40
Annuitant	13	Partial Annuitization	41
Beneficiary	13	10. Death Benefit	41
Covered Person(s)	14	Traditional Death Benefit	42
Payee	15	Death of the Owner and/or Annuitant	42
Assignment, Changes of Ownership and		Death Benefit Payment Options During the
Other Transfers of a Contract	15	Accumulation Phase	42
3. Purchasing the Contract	16	11. Selection of Optional Benefits	44
Purchase Requirements	16	Replacing Optional Benefits	44
Faxed Applications	17	11.a Income Protector	46
Allocation of Purchase Payments	17	Selection Income Protector	46
Automatic Investment Plan (AIP)	17	Removing Income Protector	46
Dollar Cost Averaging (DCA) Program	18	Lifetime Plus Payment Overview	47
Free Look/Right-to-Examine Period	18	Benefit Base	47
4. Valuing Your Contract	19	Quarterly Anniversary Value	48
Accumulation Units	19	Annual Increase	48
Computing the Contract Value and Bonus Value	19	Requesting Lifetime Plus Payments	49
5. Investment Options	20	Calculating Your Lifetime Plus Payments	50
Substitution and Limitation on Further Investments	27	Automatic Annual Lifetime Plus Payment Increases	51
Transfers Between Investment Options	27	Taxation of Lifetime Plus Payments	51
Electronic Investment Option Transfer and		Investment Option Allocation and Transfer Restrictions
Allocation Instructions	28	and Quarterly Rebalancing	52
Excessive Trading and Market Timing	28	When Income Protector Ends	52
Flexible Rebalancing Program	30	11.b Investment Protector	53
Financial Advisers – Asset Allocation Programs	30	Selecting Investment Protector	54
Voting Privileges	30	Removing Investment Protector	54
6. Our General Account	31	Target Value Dates	54
7. Expenses	31	Target Value	55
Mortality and Expense Risk (M&E) Charge	31	Investment Option Allocation and Transfer Restrictions
Rider Charge	32	and Quarterly Rebalancing	56
Contract Maintenance Charge	32	When Investment Protector Ends	61
Withdrawal Charge	33	11.c Quarterly Value Death Benefit	62
Transfer Fee	35	11.d Bonus Option	63
Premium Tax	35	11.e Short Withdrawal Charge Option	63
Income Tax	35	11.f No Withdrawal Charge Option	64
Investment Option Expenses	35

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12. Taxes	64	Lifetime Plus Benefit and Lifetime Plus II Benefit
Qualified and non-Qualified Contracts	64	Value Differences	84
Taxation of Annuity Contracts	65	5% Annual Increase and Enhanced 5%
Tax-Free Section 1-35 Exchanges	65	Annual Increase	84
13. Other Information	66	Enhanced 10-Year Value	85
Allianz Life	66	Manual Resets Under Lifetime Plus Benefit	86
The Separate Account	66	Automatic Resets Under Lifetime Plus II Benefit	86
Distribution	66	Lifetime Plus 10 Benefit’s 10% Annual Increase	87
Additional Credits for Certain Groups	68	Requesting Lifetime Plus Payments	88
Administration/Allianz Service Center	68	Calculating Your Lifetime Plus Payments	89
Legal Proceedings	68	Automatic Annual Lifetime Plus Payment Increases	91
Financial Statements	68	Investment Option Allocation and Transfer Restrictions
Status Pursuant to Securities Exchange Act of 1934	68	and Quarterly Rebalancing	92
14. Privacy and Security Statement	69	When a Lifetime Benefit Ends	93
15. Table of Contents of the Statement of Additional		Appendix E – Target Date Benefits	94
Information (SAI)	70	Removing a Target Date Benefit	95
Appendix A – Annual Operating Expenses for Each		Target Value Dates	95
Investment Option	71	Target Value	96
Appendix B – Condensed Financial Information	73	Investment Option Allocation and Transfer Restrictions
Appendix C – Effects of Partial Withdrawals and		and Quarterly Rebalancing	97
Lifetime Payments on the Values Available		When a Target Date Benefit Ends	101
Under the Contract	78	Appendix F – Original Quarterly Value Death Benefit	101
Appendix D – Lifetime Benefits	79	Appendix G – Previous Versions of Investment Protector
Removing a Lifetime Benefit	80	and Income Protector	102
Covered Person(s)	81	Investment Protector	102
Lifetime Plus Payment Overview	82	Income Protector	103
Benefit Base	83	For Service or More Information	104
Quarterly Anniversary Value	84	Addresses for mailing checks	104

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

10% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option or Quarterly Value Death Benefit. Additional Required Benefits include Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits.

Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.

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Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector.

Benefit Year – any period of twelve months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit with an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule). This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Bonus Value – the total Contract Value plus any unvested bonus amounts.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments. There are restrictions on who can become a Covered Person.

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit.

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Excess Withdrawal – if you select Income Protector, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the previously available Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, received at the correct mailing address. If you have questions about the information we require, please contact the Service Center.

Highest Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Protector – an optional benefit available for an additional charge that is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.

Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a, Income Protector. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.

Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.

Investment Protector – an optional benefit available for an additional charge. It is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date. We must receive your initial Purchase Payment and all necessary information before we issue the Contract.

Joint Owners – two Owners who own a Contract.

Lifetime Plus Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus II Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 10 Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under Income Protector or the previously available Lifetime Benefits based on the Benefit Base.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit with an additional charge that eliminates the Base Contract’s seven-year withdrawal charge. If you selected this benefit you must also have an Additional Required Benefit.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

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Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in section 11.c.

Quarterly Value Death Benefit – an optional benefit with an additional charge that is intended to provide an increased death benefit. If you selected this benefit you must also have an Additional Required Benefit.

Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.

Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in section 11.b.

Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the area of our Company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.

Short Withdrawal Charge Option – an optional benefit with an additional charge that shortens the Base Contract’s withdrawal charge period to four years.

Target Value – if you select Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value that we guarantee is available on each Target Value Date as stated in section 11.b.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Traditional Death Benefit – the death benefit provided by the Base Contract.

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(3)	Bonus Option(4)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(5)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(6)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(7)………………...	$50
(per Contract per year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.

(3)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.

(4)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

(5)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(6)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.

(7)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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CONTRACT ANNUAL EXPENSES

Mortality and Expense Risk (M&E) Charge(8) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Quarterly Value Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.95%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%

	Rider Charge
	Maximum	Current(9)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.10% 1.10%
Investment Protector (as a percentage of the Target Value)	2.50%	0.95%

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2010, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses(10) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	1.70%
(8)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(9)	The current rider charge may increase or decrease on each Quarterly Anniversary as discussed in section 7, Expenses – Rider Charge.

(10)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

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EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $50 contract maintenance charge in the examples at the end of each year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

All figures in the examples below reflect selection of Income Protector with joint Lifetime Plus Payments, which is the most expensive combination of benefits.

1)
If you surrender your Contract (take a full withdrawal) at the end of each time period. The 1, 3 and 5 Year figures are for the Base Contract with the Bonus Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge, 2.00% M&E charge, and maximum rider charge of 2.75%). The 10 Year figures are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$1,547	$2,982	$4,316	$7,528
0.54% (the minimum Investment Option operating expense)	$1,435	$2,664	$3,815	$6,692
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is one year after the date we issue the Contract (Issue Date) for Florida, and two years after the Issue Date in all other states. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$ 702	$2,145	$3,637	$7,494
0.54% (the minimum Investment Option operating expense)	$ 590	$1,828	$3,138	$6,692

3)
If you do not surrender your Contract. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$ 702	$2,145	$3,637	$7,494
0.54% (the minimum Investment Option operating expense)	$ 590	$1,828	$3,138	$6,692
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges for Contracts offered as of December 31, 2010. See the SAI Appendix for condensed financial information regarding the December 31, 2010 AUVs for other charges.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase.

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.) During the Accumulation Phase you can take withdrawals, and subject to certain restrictions, you can make additional Purchase Payments.

You can also select any one of the following optional benefits, if available.

•
Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin from age 60 to age 90.We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector.

•
Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector.

The Accumulation Phase ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
The death of any Owner (or the Annuitant if the Contract is owned by a non-individual). The Accumulation Phase ends on the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death, unless the surviving spouse continues the Contract.

A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares. A request is in “Good Order” when it contains all the information we require to process it. Our “Service Center” is the area of our Company that issues Contracts and provides Contract maintenance and routine customer service.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you or someone you designate (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments generally do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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STATE SPECIFIC CONTRACT RESTRICTIONS

If you purchase a Contract, it is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERSHIP, ANNUITANTS, COVERED PERSONS, AND PAYEES

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. Any change of ownership is subject to our approval. Qualified Contracts, which are Contracts purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code, can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change is effective as of the date you sign the request. A change of ownership does not automatically change the Annuitant or the person you designate to receive any death benefit (the Beneficiary). Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

A Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (Non-Qualified Contract) can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. If the Annuitant of a jointly, individually owned Contract dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the Beneficiary unless the surviving spouse continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues for the remainder of their lifetime.
	• •	The Beneficiary becomes the Owner. If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, we pay any death benefit to your estate.

NOTE: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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COVERED PERSON(S)

If you select Income Protector, we base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determine availability of the benefit, when Lifetime Plus Payments can begin and the initial annual maximum Lifetime Plus Payment. When you select this benefit, you choose whether you want payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). Joint Covered Persons must be spouses within the meaning of federal law during the entire period your selected benefit is in effect. Joint Lifetime Plus Payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:

•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.

After the date Income Protector is added to your Contract (Rider Effective Date) you cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we change the rider charge to equal the current charge for single Lifetime Plus Payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.

If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and Income Protector and any Lifetime Plus Payments stop if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For Contracts with Income Protector issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

PAYEE

The Payee is the person you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided the Payee designation is consistent with federal and state laws and regulations.

ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT

An authorized request specifying the terms of an assignment (including any collateral assignment, change of ownership or other transfers of a Contract) must be sent to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE: For Contracts with Income Protector, if you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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3.	PURCHASING THE CONTRACT

PURCHASE REQUIREMENTS

To purchase this Contract, all Owners and the Annuitant must be age 80 or younger on the Issue Date. If you select the No Withdrawal Charge Option or Quarterly Value Death Benefit, you must also select an Additional Required Benefit.

The Purchase Payment requirements for this Contract are as follows.

•	The minimum initial Purchase Payment due on the Issue Date is $10,000, or $25,000 with the No Withdrawal Charge Option.

•	If you do not select Income Protector or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
If you select Income Protector or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector, we do not allow additional payments on or after the date Lifetime Plus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.

Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).

If you remove Income Protector or Investment Protector, these restrictions no longer apply.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

Once we receive your initial Purchase Payment and all necessary information, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If you do not give us all of the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.

NOTE:
•	For Contracts issued in Mississippi: We do not accept additional Purchase Payments on or after the first Contract Anniversary.

•
For Contracts issued in Massachusetts: If you select Investment Protector we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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FAXED APPLICATIONS

We accept faxed applications, but we currently do not accept applications delivered via email or our website. It is important to verify receipt of any faxed application. We are not liable for faxed applications that we do not receive. A manually signed faxed application is considered the same as an application delivered by mail. Our fax system may not always be available; any fax system can experience outages or slowdowns and may delay fax application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our faxed application policy at any time and for any reason.

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty by writing to us, or electronically by telephone, fax, or website at http://www.allianzlife.com. We do not currently accept future Purchase Payment allocation instructions from you through any other form of electronic communication. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone or fax, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan or flexible rebalancing program. To change your allocation instructions for this plan or program, you must send us your future allocation instructions by phone, fax or mail. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector they must also comply with the allocation restrictions stated in section 11.a or section 11.b. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. However, if you select Income Protector or Investment Protector and/or choose to begin Annuity Payments, AIP ends automatically as follows.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

•	If you select Income Protector, AIP ends on the Benefit Date.

•	If you select Investment Protector, AIP ends on the third rider anniversary.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you select Bonus Option) monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment (including any applicable bonus) to the AZL Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE:

•
For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

FREE LOOK/RIGHT-TO-EXAMINE PERIOD

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). If you cancel within the allowed period, in most states we return your Contract Value as of the day we receive your cancellation request. This may be more or less than your initial Purchase Payment. If you cancel a Contract with the Bonus Option, you forfeit the entire bonus amount (see section 11.d, Bonus Option). In certain states where we are required to return Purchase Payments less withdrawals, or if you have an IRA Qualified Contract, we refund your Purchase Payments less withdrawals, or Contract Value, if greater. In states that require return of Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. If we do this, we return the greater of Purchase Payments less withdrawals, or Contract Value. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. For Owners in California age 60 or older, we return the greater of Purchase Payments less withdrawals, or Contract Value less fees and charges. In the Contract, the free look provision is also called the right-to-examine.

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

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4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (the net asset value) for your selected Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus), and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

Each Business Day, we calculate changes to each subaccount's accumulation unit value to reflect:

•	changes in the value of underlying Investment Option shares,

•	dividends (including income and capital gains) declared by the Investment Option with an ex-dividend date of that Business Day, and

•	the deduction of the M&E charge.

For more detailed information about how we determine each subaccount’s accumulation unit value, see the Statement of Additional Information – Accumulation Unit Values.

COMPUTING CONTRACT VALUE AND BONUS VALUE

We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

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5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.50% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

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INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a diversified portfolio of underlying fixed income funds and equity funds (generally allocated 40% to 60% to equity funds and 40% to 60% to fixed income funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a diversified portfolio of underlying fixed income funds and equity funds (generally allocated 55% to 75% to equity funds and 25% to 45% to fixed income funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Investment Management LLC/Allianz Global Investors Capital LLC	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis New York Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return	Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies with market capitalizations under $3.5 billion at the time of investment.
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations (in the range of companies included in the Russell 2000® Growth Index), that the subadviser believes have strong earnings growth potential.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector or Investment Protector.

•	We may choose not to allow you to make transfers during the free look/right-to-examine period.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector or section 11.b, Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices.

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You can request transfers in writing, or electronically by telephone, fax, or website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

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Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

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We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector or Investment Protector.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½, withdrawals may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

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We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	1.40%
Base Contract with Quarterly Value Death Benefit	1.70%
Base Contract with the Short Withdrawal Charge Option	1.65%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.95%
Base Contract with the Bonus Option	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
Base Contract with the No Withdrawal Charge Option	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70%for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract and in the Accumulation Unit Value section of the SAI. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you select the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.

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The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

RIDER CHARGE

If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.

We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.10% 1.10%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	0.95%
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of removing the benefit before the charge increases.

We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). However, the rider charge does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values. Guaranteed values include Income Protector’s Benefit Base, Investment Protector’s Target Value, and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses.

During the Accumulation Phase, we waive this charge for all your Vision Contracts registered with the same social security or tax identification number if their total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We also waive this charge when paying death benefits under death benefit payment options A, B, or C.

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During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable), determined at the end of the last Business Day before the Contract Anniversary. However, the contract maintenance charge does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values.

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

You are not subject to a withdrawal charge if you select the No Withdrawal Charge Option. We also do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; and Lifetime Plus Payments.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(1)	Bonus Option(2)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%
(1)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(2)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

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Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of other Contract charges, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

•	For Contracts issued in Florida: The withdrawal charge can not exceed 10% of the Contract Value.

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TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector or Investment Protector.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct this fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. However, the transfer fee does not decrease guaranteed values; it only decreases the Contract Value used to calculate any potential increases to guaranteed values. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We deduct this fee before we use the Contract Value to compute any of your Contract’s guaranteed values, but this fee does not decrease these guaranteed values on a dollar for dollar basis.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments.

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We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

If you select the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.e, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.

When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:

•	total Contract Value determined at the end of the day,

•	less any final rider charge if you selected Income Protector or Investment Protector,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

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Example

•	You purchase a Base Contract with the Bonus Option, make an initial Purchase Payment of $100,000 and receive a $6,000 bonus.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$ 3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$ 57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$ 2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$ 3,750
FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. The minimum amount you can withdraw under this program is $500, and there is no maximum. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue the systematic withdrawal program at any time and for any reason.

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NOTE:

•     Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or Lifetime Plus Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your Lifetime Plus Payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments.

NOTE:

•	You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.

•	The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

NOTE FOR CONTRACTS ISSUED IN:

•	Massachusetts – The waiver of withdrawal charge benefit is not available.

•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals and Cumulative Withdrawals.

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9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

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Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to last surviving Owner’s estate if there are no remaining or named Beneficiaries.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

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NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value, a death benefit, or any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees do not apply.

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Quarterly Value Death Benefit at Contract issue (see section 11.c, Quarterly Value Death Benefit). Death benefits are only available during the Accumulation Phase.

If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death. If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. We consider due proof of death to be any of the following: a copy of a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

If a Beneficiary dies before you, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.

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If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

We determine the Traditional Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value.

The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

For multiple Beneficiaries, we determine the Traditional Death Benefit Value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center his or her selected death benefit payment option.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If Option A (lump sum payment) is selected, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

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Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with their portion of the death benefit in his or her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue their portion of the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death, we increase their portion of the Contract Value to equal their portion of the death benefit if that amount is greater. For Contracts with Income Protector or Investment Protector, a Contract Value increase may not increase the Benefit Base or Target Value. If the surviving spouse continues their portion of the Contract, he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries. However, if the surviving spouse is not a Covered Person and the Contract includes Income Protector, both the benefit and any Lifetime Plus Payments end. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment over the Beneficiary’s lifetime, or over a period not extending beyond the Beneficiary’s life expectancy. This means only Annuity Options 1, 2 and 5 are available. Distribution must begin within one year of the date of the Owner’s death.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

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11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

•
Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector.

NOTE:
Income Protector provides no payments before age 60. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•
Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector.

•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in section 11.c, Quarterly Value Death Benefit.

•
Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule as described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in section 11.e, Short Withdrawal Charge Option.

•	No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in section 11.f, No Withdrawal Charge Option.

•	Lifetime Benefits and Target Date Benefits. These benefits are no longer available. Please see Appendix D for information on Lifetime Benefits, and Appendix E for information on Target Date Benefits.

At issue you first select one of the following: Base Contract, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option. You then choose whether to add the Quarterly Value Death Benefit to your Contract. After we issue the Contract, you cannot remove any of these optional benefits from your Contract. If you selected the No Withdrawal Charge Option or Quarterly Value Death Benefit, you must also have an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime or Target Date Benefits).

You can select either Income Protector or Investment Protector on a Quarterly Anniversary during the Accumulation Phase (if available). You cannot have more than one of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

Once selected, you can remove Income Protector or Investment Protector subject to certain restrictions. If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Before the Benefit Date, replace one of the previously available Lifetime Benefits with Investment Protector if your Contract did not previously include a Target Date Benefit.

•	Replace one of the previously available Target Date Benefits with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Investment Protector with Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace Income Protector with Investment Protector if your Contract did not previously include a Target Date Benefit.

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If you replace one optional benefit with another we may require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit’s Investment Option allocation and transfer restrictions.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.10% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 0.95% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.
We only accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the current minimum exercise age of 60 when you select the benefit.	The earliest available initial Target Value Date is ten years after you select the benefit (the tenth rider anniversary).
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every five years.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

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11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Protector provides no payment until the younger Covered Person is at least age 60.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

NOTE: You cannot have Income Protector and Investment Protector at the same time. You can only have one of these benefits.

SELECTING INCOME PROTECTOR

You can select Income Protector on any Quarterly Anniversary if available, during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2, Ownership.

You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

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If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

•
quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

We determine your payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We establish your Contract’s Annual Maximum Lifetime Plus Payment Table on the Rider Effective Date and we cannot reduce these payment percentages. The current Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is a percentage of your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the guarantee years, we apply a simple interest increase of one-fourth of the annual increase percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the guarantee years.

We establish your Contract’s number of guarantee years and annual increase percentage on the Rider Effective Date and we cannot change them. The guarantee years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The current number of guarantee years is 30, the current annual increase percentage is 8% and the current quarterly simple interest increase is 2%.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

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On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The annual increase percentage we set on the Rider Effective Date divided by four (which is currently 2% as stated above);

c =	The Increase Base at the end of the prior Business Day; and

d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day.

The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of guarantee years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, Rider Effective Date is September 1, 2009, and the number of guarantee years is 30 years, then the maximum Rider Anniversary is September 1, 2039.

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The current minimum exercise age is age 60.

If your Contract Value reduces to zero for any reason other than a withdrawal, or Partial or Full Annuitization while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

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•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview”). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

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Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Protector available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME PROTECTOR ENDS

Before the Benefit Date, Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	For non-spouse Joint Owners selecting single Lifetime Plus Payments, the date of death of any Joint Owner. This means Income Protector ends even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

On and after the Benefit Date, Income Protector ends on the earliest of the following.

•	The rider termination date we process your request to remove this benefit from your Contract (only available while your Contract Value is positive).

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment is less than $100.

•	The Benefit Anniversary that your annual maximum Lifetime Plus Payment is less than $100 due to an Excess Withdrawal.

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•	For solely owned or non-individually owned Contracts with single Lifetime Plus Payments, the date of death of the Covered Person.

•	For Joint Owners with single Lifetime Plus Payments, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For non-spouse Joint Owners with single Lifetime Plus Payments, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means Income Protector ends even if the sole Covered Person is still alive.

•
For spouse Joint Owners with single Lifetime Plus Payments, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, this benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and this benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and Income Protector ends as of this date of death.

•	When the Contract ends.

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select is the tenth Rider Anniversary and subsequent Target Value Dates occur on every subsequent fifth Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you select the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

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SELECTING INVESTMENT PROTECTOR

You can select Investment Protector at issue or, if available, on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

You can select Investment Protector after the Issue Date by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Investment Protector and Income Protector at the same time. You can only have one of these benefits.

•	For Contracts issued in Massachusetts, Investment Protector is not available.

REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract once while the Contract Value is positive. If you remove this benefit, it is not available for future selection. If you select the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the tenth Rider Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every fifth Rider Anniversary after the initial Target Value Date while this benefit is in effect.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 and you are still age 70. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

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If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date (or on the next Business Day if this date is not a Business Day), we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

Initial Target Value Date Resets

After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is ten Rider Anniversaries after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the current guarantee percentage of 100% or one of the following. We establish your Contract’s guarantee percentage on the Rider Effective Date and we cannot change it.

•	If you select the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

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Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

The Rider Anniversary Value is initially equal to the Contract Value determined at the end of the last Business Day before Rider Effective Date (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

If you select Investment Protector, we establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

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These are the current Investment Option groups.

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund

AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio
Templeton Growth Securities Fund

Group Y
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio PIMCO VIT Real Return Portfolio PIMCO VIT Total Return Portfolio PIMCO VIT Uncontstrained Bond Portfolio Templeton Global Bond Securities Fund

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

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Determining the Required Group Allocation

On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

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NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

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11.c QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. You cannot remove this benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death*. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

For multiple Beneficiaries, we determine the Quarterly Anniversary Value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center his or her selected death benefit payment option.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•
If you have Income Protector, your Contract Value decreases with each Lifetime Plus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains. These deductions also directly reduce the Quarterly Anniversary Value.

•
For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

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11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. You cannot remove this benefit from your Contract; it ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value and are always 100% vested.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you loose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

*	Including Partial Annuitizations, Lifetime Plus Payments, and Excess Withdrawals.

NOTE:

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

11.e SHORT WITHDRAWAL CHARGE OPTION

We designed the Short Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•	If you do not take a withdrawal in the fifth through seventh years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

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11.f NO WITHDRAWAL CHARGE OPTION

We designed the No Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit eliminates the Base Contract’s withdrawal charge. You cannot remove this benefit from your Contract; it ends when the Accumulation Phase ends. This benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•
You must also have an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase the rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

•	If you do not take a withdrawal in the first seven years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages.

12.	TAXES

This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

Currently, we offer the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualifed retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.

You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

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TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out.

•
When you take money out, earnings are generally subject to Federal income tax and applicable state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	You are taxed on earnings at an ordinary income tax rate, rather than at a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•	If you take partial withdrawals from your Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	Lifetime Plus Payments are taxed as partial withdrawals.

•
If you take out earnings before age 59½, you may be subject to a Federal 10% penalty tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one taxable year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code. Federally recognized spouses are given specialized treatment in receipt of payments.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total Lifetime Plus Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Internal Revenue Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% federal penalty tax.

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TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you select the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

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We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

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ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. Our Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

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14.	PRIVACY AND SECURITY STATEMENT

2011
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.

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This will ensure the identity of the person requesting your information. You may also make your request through our secure website.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address or contact us via the secured website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Insurance Company of New York

•	Allianz Investment Management LLC

•	Allianz Life Financial Services, LLC

•	Questar Asset Management, Inc.

•	Questar Capital Corporation

M40018 (12/2010)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	5	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	12
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	18
Corporations…………………………………………………...	8

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APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL Allianz AGIC Opportunity Fund	.85	.25	–	.10	–	1.20
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.09	–	1.14
AZL International Index Fund	.35	.25	–	.23	–	.83
AZL Mid Cap Index Fund	.25	.25	–	.12	–	.62
AZL Money Market Fund	.35	.25	–	.10	–	.70
AZL S&P 500 Index Fund – Class 2.17		.25	–	.12	–	.54
AZL Small Cap Stock Index Fund	.26	.25	–	.14	–	.65
BlackRock Global Allocation V.I. Fund – Class 3.65		.25	–	.06	.02	.98
COLUMBIA
AZL Columbia Mid Cap Value Fund	.75	.25	–	.10	.01	1.11
AZL Columbia Small Cap Value Fund – Class 2.90		.25	–	.12	–	1.27
DAVIS
AZL Davis New York Venture Fund – Class 2.75		.25	–	.08	–	1.08
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DREYFUS
AZL Dreyfus Equity Growth Fund	.77	.25	–	.09	–	1.11
EATON VANCE
AZL Eaton Vance Large Cap Value Fund	.75	.25	–	.09	–	1.09
FIDELITY
Fidelity VIP FundsManager 50% Portfolio –Service Class 2.25		.25	–	–	.55	1.05
Fidelity VIP FundsManager 60% Portfolio –Service Class 2.25		.25	–	–	.65	1.15
FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund	.75	.25	–	.09	–	1.09
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.31	–	1.26
Franklin High Income Securites Fund – Class 2.54		.25	–	.07	–	.86
Franklin Income Securities Fund – Class 2.45		.25	–	.02	–	.72
Franklin Templeton VIP Founding Funds Allocation Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin U.S. Government Fund – Class 2.48		.25	–	.04	–	.77
Mutual Shares Securities Fund – Class 2.60		.25	–	.14	–	.99
Templeton Global Bond Securities Fund – Class 2.46		.25	–	.09	–	.80
Templeton Growth Securities Fund – Class 2.74		.25	–	.03	–	1.02
GATEWAY
AZL Gateway Fund(2)	.80	.25	–	.54	.02	1.61
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.10	.01	1.11
AZL Invesco Growth and Income Fund	.76	.25	–	.10	–	1.11
AZL Invesco International Equity Fund	.90	.25	–	.13	.01	1.29
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.14	–	1.34
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.09	–	1.14
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.10	–	1.10

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Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.18	–	1.33
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.10	–	1.15
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class(2)	1.10	.25	–	.02	.02	1.39
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.66	1.235
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class(1)	.74	–	.15	.04	.12	1.05
PIMCO VIT Emerging Markets Bond Portfolio –Admin. Class(1)	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	.04	–	.94
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.01	–	.91
PIMCO VIT Global Multi-Asset Portfolio – Admin. Class	.95	–	.15	–	.54	1.64
PIMCO VIT High Yield Portfolio – Admin. Class(1)	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class(1)	.50	–	.15	.01	–	.66
PIMCO VIT Total Return Portfolio – Admin. Class(1)	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio –Admin Class	.90	–	.15	.04	–	1.09
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.22	–	1.70
TURNER
AZL Turner Quantitative Small Cap Growth Fund	.85	.25	–	.12	–	1.22
(1)	“Other Expenses” reflect interest expense.

(2)	“Other Expenses” reflect estimated expenses for the fund’s first fiscal year.

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.05	.10	.66	.76
AZL Fusion Balanced Fund	.20	–	.04	.24	.87	1.11
AZL Fusion Conservative Fund	.20	–	.14	.34	.80	1.14
AZL Fusion Growth Fund	.20	–	.04	.24	1.00	1.24
AZL Fusion Moderate Fund	.20	–	.04	.24	.93	1.17
AZL Growth Index Strategy Fund	.05	–	.03	.08	.64	.72
AZL MVP Balanced Index Strategy Fund(1)	.15	–	.16	.31	.63	.94
AZL MVP BlackRock Global Allocation Fund(1)	.15	–	.06	.21	1.13	1.34
AZL MVP Fusion Balanced Fund(1)	.25	–	.16	.41	.84	1.25
AZL MVP Fusion Moderate Fund(1)	.25	–	.16	.41	.90	1.31
AZL MVP Growth Index Strategy Fund(1)	.15	–	.16	.31	.61	.92
AZL MVP Invesco Equity and Income Fund(1)	.15	–	.06	.21	.99	1.20
(1)
Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP Investments Trust. Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

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APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract offered by this prospectus as of the end of the most recent calendar year is listed in the tables below. A separate rider charge may also apply to your Contract if you select Investment Protector or Income Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	M&E Charge
Allianz Vision – Base Contract	1.40%
Allianz Vision – Base Contract with No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: AZL MVP Balanced Index Strategy Fund; AZL MVP BlackRock Global Allocation Fund; AZL MVP Fusion Balanced Fund; AZL MVP Fusion Moderate Fund; AZL MVP Growth Index Strategy Fund; AZL MVP Invesco Equity and Income Fund; Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
1.40%	12/31/2007	N/A	16.672	85	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.672	8.688	117		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.688	13.545	22		12/31/2009	N/A	12.885	0
	12/31/2010	13.545	15.865	72		12/31/2010	12.885	14.995	3
AZL Balanced Index Strategy Fund
1.40%	12/31/2009	N/A	10.035	338	2.05%	12/31/2009	N/A	10.022	0
	12/31/2010	10.035	10.934	2326		12/31/2010	10.022	10.850	14
AZL BlackRock Capital Appreciation Fund
1.40%	12/31/2007	N/A	13.110	84	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.110	8.225	144		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.225	10.987	266		12/31/2009	N/A	10.658	0
	12/31/2010	10.987	12.914	1180		12/31/2010	10.658	12.447	3
AZL Columbia Mid Cap Value Fund
1.40%	12/31/2007	N/A	10.319	116	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.319	4.869	168		12/31/2008	N/A	N/A	N/A
	12/31/2009	4.869	6.352	110		12/31/2009	N/A	6.202	0
	12/31/2010	6.352	7.683	482		12/31/2010	6.202	7.453	5
AZL Columbia Small Cap Value Fund
1.40%	12/31/2007	N/A	12.439	55	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.439	8.330	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.330	10.243	19		12/31/2009	N/A	9.872	0
	12/31/2010	10.243	12.719	181		12/31/2010	9.872	12.180	2
AZL Davis New York Venture Fund
1.40%	12/31/2007	N/A	13.555	259	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.555	7.952	394		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.952	10.338	219		12/31/2009	N/A	9.804	0
	12/31/2010	10.338	11.422	782		12/31/2010	9.804	10.762	14

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

73

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Equity Growth Fund
1.40%	12/31/2007	N/A	11.526	106	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.526	6.634	164		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.634	8.816	92		12/31/2009	N/A	8.360	0
	12/31/2010	8.816	10.686	206		12/31/2010	8.360	10.068	1
AZL Eaton Vance Large Cap Value Fund
1.40%	12/31/2007	N/A	12.386	130	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.386	7.794	167		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.794	9.724	66		12/31/2009	N/A	9.191	0
	12/31/2010	9.724	10.531	258		12/31/2010	9.191	9.889	22
AZL Franklin Small Cap Value Fund
1.40%	12/31/2007	N/A	17.485	185	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	17.485	11.426	219		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.426	14.716	48		12/31/2009	N/A	14.091	0
	12/31/2010	14.716	18.446	230		12/31/2010	14.091	17.548	2
AZL Franklin Templeton Founding Strategy Plus Fund
1.40%	12/31/2009	N/A	10.218	321	2.05%	12/31/2009	N/A	10.205	0
	12/31/2010	10.218	11.085	5059		12/31/2010	10.205	11.000	32
AZL Fusion Balanced Fund
1.40%	12/31/2007	N/A	12.121	800	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.121	8.672	958		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.672	10.836	1224		12/31/2009	N/A	10.512	7
	12/31/2010	10.836	11.868	7445		12/31/2010	10.512	11.439	30
AZL Fusion Conservative Fund
1.40%	12/31/2009	N/A	10.154	80	2.05%	12/31/2009	N/A	10.141	0
	12/31/2010	10.154	11.111	1982		12/31/2010	10.141	11.025	46
AZL Fusion Growth Fund
1.40%	12/31/2007	N/A	12.813	1535	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.813	7.715	1797		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.715	10.057	379		12/31/2009	N/A	9.756	0
	12/31/2010	10.057	11.197	416		12/31/2010	9.756	10.792	0
AZL Fusion Moderate Fund
1.40%	12/31/2007	N/A	12.396	1150	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.396	8.219	1197		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.219	10.490	4499		12/31/2009	N/A	10.176	10
	12/31/2010	10.490	11.559	24406		12/31/2010	10.176	11.140	97
AZL Gateway Fund
1.40%	12/31/2010	N/A	10.102	494	2.05%	12/31/2010	N/A	10.058	1
AZL Growth Index Strategy Fund
1.40%	12/31/2009	N/A	10.067	385	2.05%	12/31/2009	N/A	10.054	0
	12/31/2010	10.067	11.259	6293		12/31/2010	10.054	11.172	69
AZL International Index Fund
1.40%	12/31/2009	N/A	9.761	56	2.05%	12/31/2009	N/A	9.748	0
	12/31/2010	9.761	10.310	248		12/31/2010	9.748	10.230	1
AZL Invesco Equity and Income Fund
1.40%	12/31/2007	N/A	12.832	452	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.832	9.627	470		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.627	11.662	896		12/31/2009	N/A	11.240	0
	12/31/2010	11.662	12.850	4038		12/31/2010	11.240	12.305	52
AZL Invesco Growth and Income Fund
1.40%	12/31/2007	N/A	14.291	105	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.291	9.462	155		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.462	11.537	90		12/31/2009	N/A	10.904	0
	12/31/2010	11.537	12.783	276		12/31/2010	10.904	12.004	2

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

74

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco International Equity Fund
1.40%	12/31/2007	N/A	19.830	240	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.830	11.438	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.438	15.150	173		12/31/2009	N/A	14.412	0
	12/31/2010	15.150	16.810	307		12/31/2010	14.412	15.888	0
AZL JPMorgan International Opportunities Fund
1.40%	12/31/2007	N/A	19.359	276	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.359	13.637	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	13.637	16.987	119		12/31/2009	N/A	16.265	0
	12/31/2010	16.987	17.747	226		12/31/2010	16.265	16.883	0
AZL JPMorgan U.S. Equity Fund
1.40%	12/31/2007	N/A	12.939	81	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.939	7.824	99		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.824	10.316	58		12/31/2009	N/A	9.943	0
	12/31/2010	10.316	11.492	165		12/31/2010	9.943	11.004	3
AZL MFS Investors Trust Fund
1.40%	12/31/2007	N/A	14.871	169	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.871	8.782	282		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.782	13.147	89		12/31/2009	N/A	12.754	0
	12/31/2010	13.147	14.391	135		12/31/2010	12.754	13.871	3
AZL Mid Cap Index Fund
1.40%	12/31/2010	N/A	10.670	266	2.05%	12/31/2010	N/A	10.624	8
AZL Money Market Fund
1.40%	12/31/2007	N/A	11.125	661	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.125	11.238	1156		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.238	11.106	2332		12/31/2009	N/A	10.412	12
	12/31/2010	11.106	10.952	6107		12/31/2010	10.412	10.202	36
AZL Morgan Stanley Global Real Estate Fund
1.40%	12/31/2007	N/A	10.852	194	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.852	5.796	287		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.796	8.013	82		12/31/2009	N/A	7.824	0
	12/31/2010	8.013	9.550	203		12/31/2010	7.824	9.264	3
AZL Morgan Stanley Mid Cap Growth Fund
1.40%	12/31/2007	N/A	16.193	253	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.193	8.220	403		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.220	12.780	116		12/31/2009	N/A	12.079	0
	12/31/2010	12.780	16.698	390		12/31/2010	12.079	15.680	3
AZL S&P 500 Index Fund
1.40%	12/31/2007	N/A	9.882	184	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.882	6.079	316		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.079	7.514	623		12/31/2009	N/A	7.385	0
	12/31/2010	7.514	8.489	1117		12/31/2010	7.385	8.289	2
AZL Schroder Emerging Markets Equity Fund
1.40%	12/31/2007	N/A	13.455	392	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.455	6.384	584		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.384	10.813	153		12/31/2009	N/A	10.558	0
	12/31/2010	10.813	11.985	605		12/31/2010	10.558	11.627	3
AZL Small Cap Stock Index Fund
1.40%	12/31/2007	N/A	9.329	122	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.329	6.353	177		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.353	7.821	70		12/31/2009	N/A	7.686	0
	12/31/2010	7.821	9.678	280		12/31/2010	7.686	9.449	2
AZL Turner Quantitative Small Cap Growth Fund
1.40%	12/31/2007	N/A	12.772	35	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.772	7.135	48		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.135	9.244	17		12/31/2009	N/A	8.968	0
	12/31/2010	9.244	11.744	55		12/31/2010	8.968	11.319	0
BlackRock Global Allocation V.I. Fund
1.40%	12/31/2008	N/A	7.919	152	2.05%	12/31/2008	N/A	N/A	N/A
	12/31/2009	7.919	9.443	3219		12/31/2009	N/A	9.341	14
	12/31/2010	9.443	10.220	25882		12/31/2010	9.341	10.044	293

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

75

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis VA Financial Portfolio
1.40%	12/31/2007	N/A	15.832	42	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	15.832	8.373	79		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.373	11.657	33		12/31/2009	N/A	10.929	0
	12/31/2010	11.657	12.771	22		12/31/2010	10.929	11.896	0
Franklin High Income Securities Fund
1.40%	12/31/2007	N/A	25.387	62	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	25.387	19.180	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	19.180	26.989	161		12/31/2009	N/A	23.553	1
	12/31/2010	26.989	30.142	857		12/31/2010	23.553	26.134	20
Franklin Income Securities Fund
1.40%	12/31/2007	N/A	48.490	437	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	48.490	33.635	450		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.635	44.972	73		12/31/2009	N/A	39.246	1
	12/31/2010	44.972	49.967	81		12/31/2010	39.246	43.323	2
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%	12/31/2007	N/A	9.246	450	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.246	5.847	589		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.847	7.510	259		12/31/2009	N/A	7.389	0
	12/31/2010	7.510	8.165	437		12/31/2010	7.389	7.981	3
Franklin U.S. Government Fund
1.40%	12/31/2007	N/A	26.205	33	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	26.205	27.800	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	27.800	28.262	84		12/31/2009	N/A	24.685	2
	12/31/2010	28.262	29.342	490		12/31/2010	24.685	25.462	5
Mutual Shares Securities Fund
1.40%	12/31/2007	N/A	24.148	677	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	24.148	14.975	744		12/31/2008	N/A	N/A	N/A
	12/31/2009	14.975	18.614	116		12/31/2009	N/A	17.088	0
	12/31/2010	18.614	20.410	316		12/31/2010	17.088	18.615	6
PIMCO EqS Pathfinder Portfolio
1.40%	12/31/2010	N/A	10.337	39	2.05%	12/31/2010	N/A	10.292	0
PIMCO VIT All Asset Portfolio
1.40%	12/31/2007	N/A	12.953	73	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.953	10.749	91		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.749	12.886	470		12/31/2009	N/A	12.419	4
	12/31/2010	12.886	14.370	3073		12/31/2010	12.419	13.760	42
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%	12/31/2007	N/A	12.816	100	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.816	7.103	216		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.103	9.913	118		12/31/2009	N/A	9.617	0
	12/31/2010	9.913	12.173	458		12/31/2010	9.617	11.732	4
PIMCO VIT Emerging Markets Bond Portfolio
1.40%	12/31/2007	N/A	12.287	67	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.287	10.347	73		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.347	13.324	300		12/31/2009	N/A	12.925	2
	12/31/2010	13.324	14.738	2224		12/31/2010	12.925	14.204	32
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%	12/31/2007	N/A	10.440	102	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.440	10.208	143		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.208	11.763	171		12/31/2009	N/A	11.411	0
	12/31/2010	11.763	12.952	1154		12/31/2010	11.411	12.483	20
PIMCO VIT Global Multi-Asset Portfolio
1.40%	12/31/2009	N/A	10.011	325	2.05%	12/31/2009	N/A	9.998	0
	12/31/2010	10.011	10.992	4428		12/31/2010	9.998	10.908	26
PIMCO VIT High Yield Portfolio
1.40%	12/31/2007	N/A	14.297	57	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.297	10.779	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.779	14.927	383		12/31/2009	N/A	13.965	6
	12/31/2010	14.927	16.855	1929		12/31/2010	13.965	15.699	20

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

76

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
1.40%	12/31/2007	N/A	12.324	78	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.324	11.295	140		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.295	13.187	293		12/31/2009	N/A	12.627	2
	12/31/2010	13.187	14.058	1884		12/31/2010	12.627	13.374	57
PIMCO VIT Total Return Portfolio
1.40%	12/31/2007	N/A	14.986	208	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.986	15.486	263		12/31/2008	N/A	N/A	N/A
	12/31/2009	15.486	17.420	620		12/31/2009	N/A	16.331	8
	12/31/2010	17.420	18.572	4986		12/31/2010	16.331	17.299	56
Templeton Global Bond Securities Fund
1.40%	12/31/2007	N/A	32.376	113	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	32.376	33.906	120		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.906	39.681	193		12/31/2009	N/A	34.630	2
	12/31/2010	39.681	44.783	1208		12/31/2010	34.630	38.828	10
Templeton Growth Securities Fund
1.40%	12/31/2007	N/A	29.538	482	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	29.538	16.799	542		12/31/2008	N/A	N/A	N/A
	12/31/2009	16.799	21.718	113		12/31/2009	N/A	19.597	0
	12/31/2010	21.718	23.000	214		12/31/2010	19.597	20.619	0

The Allianz VisionSM Variable Annuity Contract Prospectus – January 23, 2012

77

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.

Partial Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values, by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base.

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector if you are the sole Covered Person, begin Lifetime Plus Payments at age 62 when the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base).

Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base
Before payment	$ 97,000	$ 85,500	$ 120,000
$4,800 payment		–[($4,800/ 97,000) x 85,500)]
	– $4,800	=– $4,231	no change
After payment	$ 92,200	$ 81,269	$ 120,000
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment on the next Benefit Anniversary.

Continuing from the annual maximum Lifetime Plus Payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800
$5,000 withdrawal		–[($5,000/ 92,000) x 81,269)]	–[($5,000/ 92,000) x 120,000)]	–[($5,000/ 92,000) x 4,800)]
	– $5,000	=– $4,417	=– $6,522	=– $261
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539

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APPENDIX D – LIFETIME BENEFITS

We previously offered three Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 25, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

	Current M&E Charge(1)	Maximum M&E Charge(1)
Additional M&E Charge for Optional Benefits(2)
Lifetime Plus Benefit (available before April 1, 2009)(3)
Single Lifetime Plus Payments	0.70%	1.50%(4)
Joint Lifetime Plus Payments	0.85%	1.65%(5)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available from January 26, 2009 until March 31, 2009)
Single Lifetime Plus Payments	0.95%	1.60%(4)
Joint Lifetime Plus Payments	1.10%	1.75%(5)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available before January 26, 2009)
Single Lifetime Plus Payments(6)	0.80%	1.60%(4)
Joint Lifetime Plus Payments(7)	0.95%	1.75%(5)
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.

(4)	This is the maximum charge we could impose if you remove a Covered Person, if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(5)	This is the maximum charge we could impose if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.

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There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries(2) upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available in Nevada.

(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you select a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or

•	requesting a Full Annuitization.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

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COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the initial annual maximum lifetime payment. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

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NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and your Lifetime Benefit and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For joint Lifetime Plus Payments: Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin, the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).

•
for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit’s 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

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We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES

The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.

If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day before the tenth rider anniversary (or tenth reset anniversary), we adjust each annual increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

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On the first rider anniversary (or first reset anniversary), each annual increase is equal to:

b + (1.05 x (a – b))

Where:

a = The annual increase at the end of the prior Business Day; and

b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth rider anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:

d + [1.05 x ((c – d) + (0.05 x e)]

Where:

c = The annual increase at the end of the prior Business Day;

d = Purchase Payments* received during the last Contract Year; and

e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Business Day on or after the tenth rider anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.

NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.

The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth rider anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth rider anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.

If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

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On the eleventh and later rider anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.

For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, we reserve the right to declare a new additional M&E charge for Lifetime Plus Benefit upon a manual reset. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT

While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 91st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

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Upon an automatic reset, we reserve the right to declare a new additional M&E charge for Lifetime Plus II Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus II Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus II Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT’S 10% ANNUAL INCREASE

While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.

On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the 20th rider anniversary, the 10% Annual Increase is equal to:

a + 0.025 (b – c)

Where:

a = The 10% Annual Increase at the end of the prior Business Day;

b = The increase base at the end of the prior Business Day; and

c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.

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Upon a reset, we reserve the right to declare a new additional M&E charge for the Lifetime Plus 10 Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus 10 Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.

If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

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•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

**	We do not increase your Lifetime Benefit’s additional M&E charge for Contracts issued in Nevada.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends.

For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

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Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

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NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year’s annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, we reserve the right to declare a new additional M&E charge for your Lifetime Benefit on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if you receive an annual Lifetime Plus Payment increase. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if your Lifetime Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the annual payment increase. If you decline the payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increase. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A: AZL Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Before the Benefit Date, your Lifetime Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your benefit ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

On and after the Benefit Date, your Lifetime Benefit ends on the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and your benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your Lifetime Benefit ends as of this date of death.

•	When the Contract ends.

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APPENDIX E – TARGET DATE BENEFITS

We previously offered two Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Additional M&E Charge(1)
Optional Benefits(2)
Target Date 10 Benefit	0.55%
Target Date Retirement Benefit	0.40%
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth rider anniversary and under Target Date Retirement Benefit it is the seventh rider anniversary. Each rider anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent rider anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you select a Target Date Benefit.

•	If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. However, in all states except Massachusetts, these restrictions no longer apply once the benefit ends. For Contract issued in Massachusetts with a Target Date Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit or move to another state. Contracts issued in Massachusetts with a Target Date Benefit are issued as limited purchase payment variable deferred annuity contracts.

•	The Target Value does not lock in any Contract Value gains that occur between rider anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

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REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract once while the Contract Value is positive. If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector Benefit (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh rider anniversary, and under Target Date 10 Benefit it is the tenth rider anniversary. The latest date under both benefits is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent rider anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date, we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn), then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

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Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the rider anniversary that we process your reset request. The earliest new initial Target Value Date is seven rider anniversaries after we process your request under Target Date Retirement Benefit, or ten rider anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding rider anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a rider anniversary. If we receive your request outside this time period, we reject your request. The reset date is the rider anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE 1: Investment Option Groups
Group A (1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009:  AZL Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

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Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

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NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

APPENDIX F – ORIGINAL QUARTERLY VALUE DEATH BENEFIT

The original Quarterly Value Death Benefit was available from May 1, 2007 through April 30, 2010. The only difference between this benefit and the benefit discussed in section 11.c, Quarterly Value Death Benefit is that the benefit in section 11.c also requires selection of Investment Protector or Income Protector.

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APPENDIX G – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

INCOME PROTECTOR

Income Protector (05.11) was available from May 2, 2011 through January 22, 2012.

Income Protector (05.10) was available from May 3, 2010 through April 29, 2011.

Income Protector (08.09) was available from July 22, 2009 through April 30, 2010.

For Income Protector (05.11) and (05.10), the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (05.10)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 - 79	4.5%
80+	5.5%
For Income Protector (08.09), the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%
For Income Protector (05.11) and (05.10), the exercise age is age 60. For Income Protector (08.09), the exercise age is age 65.

For Income Protector (05.11), (05.10) and (08.09), the current rider charge is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments; and the Annual Increase percentage is 8.

For Income Protector (05.11), the number of guarantee years is 30; for Income Protector (05.10) and (08.09), the number of guarantee years is 20.

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are as follows:

Income Protector available Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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INVESTMENT PROTECTOR

Investment Protector (05.11) was available from May 2, 2011 through January 22, 2012.

If your Contract includes Investment Protector (05.11), your current rider charge is 0.90% of the Target Value, and the guarantee percentage we use to calculate the Target Value is 100%.

Investment Protector (08.09) was available from July 22, 2009 through April 30, 2010.

If your Contract includes Investment Protector (08.09), your current rider charge is 0.80% of the Target Value and the guarantee percentage we use to calculate the Target Value is 95%.

The Investment Option Groups for Investment Protector (05.11) and (08.09) are as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis New York Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

If you need customer service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center at:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

ADDRESSES FOR MAILING CHECKS

For a check for an additional Purchase Payment by regular mail please use this address:

Allianz Life Insurance Company of North America

NW5989

P.O. Box 1450

Minneapolis, MN 55485-5989

For a check for an additional Purchase Payment by overnight, certified or registered mail please use this address:

Allianz Life Insurance Company of North America

NW5989

1350 Energy Lane, Suite 200

St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the 1350 Energy Lane address listed above, which may delay processing.

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104

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VISIONSM

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

JANUARY 23, 2012

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416
(800) 624-0197

TABLE OF CONTENTS

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	5	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	7	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	12
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	18
Corporations…………………………………………………...	8

VIS(LEG)SAI-0112

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2010 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2010 and 2009 and for each of the years in the three-year period ended December 31, 2010, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2010 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Accounting Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0
2010	$220,761,073.60	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 975 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 46 broker-dealer firms. These payments vary in amount. In 2010, the five firms receiving the largest payments, ranging from $484,593 to $3,290,452, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Firm Name
Cetera Financial Group
LPL Financial Network
National Planning Holdings
The Advisor Group
Wells Fargo Network

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract under Section 72(u) of the Code.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Owner dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Owner’s date of death; and (b) if any Owner dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

WITHHOLDING

Annuity distribution recipients are generally subject to federal income tax withholding. Recipients can, however, generally choose not to have this tax withheld unless withholding is required in their state.

“Eligible rollover distributions” from qualified plans are subject to a mandatory 20% federal income tax withholding. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions required by the Code, a series of substantially equal periodic payments made for life or ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to loose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (for example, certain entities other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year. We do not accept corporations as non-individual Owners.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. The Contract’s tax basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than in their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s tax basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ACCUMULATION UNIT VALUES

Each Business Day we determine each subaccount’s accumulation unit value by multiplying the prior Business Day’s accumulation unit value by the net investment factor for the current Business Day. We calculate each accumulation unit value after regular trading on the New York Stock Exchange closes each Business Day. We determine the net investment factor by:

•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).

•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2010 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2010 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.		•	The Beneficiary becomes the Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If you selected Income Protector with:		•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see the Annuity Payment Options discussion in this SAI.

	–	single Lifetime Plus Payments, the benefit ends; or
–
joint Lifetime Plus Payments, the benefit ends unless the deceased Owner’s spouse continues the Contract. If the surviving spouse continues the Contract after the Benefit Date, then joint Lifetime Plus Payments continue at the prior amount, or higher if applicable.

			•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
			•	The surviving Joint Owner becomes the sole Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.
•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or  5. For more information, see the Annuity Payment Options discussion in this SAI.

•	If you selected Income Protector with:
	–	single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit ends even if the Covered Person is still alive;
	–	single Lifetime Plus Payments and the Joint Owners were spouses, the benefit ends unless the surviving spouse is also the Covered Person and he or she continues the Contract;(2) or	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
	–	joint Lifetime Plus Payments, the benefit ends unless the surviving spouse is also the Joint Owner and he or she continues the Contract.(2)

(1)
If the surviving Joint Owner is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.

(2)
If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under Income Protector, the benefit ends. If you selected joint Lifetime Plus Payments, the benefit ends unless the deceased Annuitant’s spouse continues the Contract.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or  5. For more information, see the Annuity Payment Options discussion in this SAI.

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.		•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
			•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2)

•	If you selected Income Protector with:
	–	single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit ends;
	–	single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit ends, even if the Covered Person is still alive;
	–	single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit ends, unless the surviving spouse is also the Covered Person and he or she continues the Contract;(3) or
	–	joint Lifetime Plus Payments, the benefit ends, unless the surviving spouse continues the Contract.(3)
•	For a description of the payout options, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.
(1)
If the Beneficiary is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

(3)
If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see the Annuity Payment Options discussion in this SAI.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Investment Protector or Income Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Key to Benefit Option*		M&E Charge
VISB 1	Allianz Vision – Contract with the Bonus Option	1.70%
VISB 10	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.95%
VISB 11	Allianz Vision – Contract with the Bonus Option and the Target Date Retirement Benefit	2.10%
VISB 13	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.10%
VISB 14	Allianz Vision – Contract with the Target Date 10 Benefit and the Quarterly Value Death Benefit (issued January 26, 2009 and after); and Contract with the Bonus Option and theTarget Date 10 Benefit (issued January 26, 2009 and after)	2.25%
VISB 2	Allianz Vision – Contract with the Bonus Option and the Quarterly Value Death Benefit	2.00%
VISB 3	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISB 4	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.70%
VISB 5	Allianz Vision – Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin), or Contract with the Bonus Option, Target 10 Benefit, and the Quarterly Value Death Benefit (issued January 26, 2009 and after)	2.55%
VISB 6	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.85%
VISB 7	Allianz Vision – Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.50%
VISB 8	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option, and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISB 9	Allianz Vision – Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Key to Benefit Option*		M&E Charge
VISC 1	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.45%
VISC 10	Allianz Vision – Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.00%
VISC 11	Allianz Vision – Contract with the Target Date 10 Benefit and the No Withdrawal Option (issued January 26, 2009 and after)	2.30%
VISC 12	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.15%
VISC 13	Allianz Vision – Contract with the No Withdrawal Charge	1.75%
VISC 2	Allianz Vision – Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.75%
VISC 3	Allianz Vision – Contract with the No Withdrawal Charge and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with the Target Date 10 Benefit, the No Withdrawal Charge Option and the Quarterly Value Death Benefit	2.60%
VISC 4	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.90%
VISC 5	Allianz Vision – Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit	2.15%
VISC 7	Allianz Vision – Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.55%
VISC 8	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.85%
VISC 9	Allianz Vision – Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.70%
VISI 10	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%
VISI 11	Allianz Vision – Contract with the Target Date Retirement Benefit	1.80%
VISI 13	Allianz Vision – Contract with the Target Date 10 Benefit (issued January 26, 2009 and after)	1.95%
VISI 14	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISI 2	Allianz Vision – Contract with the Quarterly Value Death Benefit	1.70%
VISI 3	Allianz Vision – Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.10%

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Key to Benefit Option*		M&E Charge
VISI 4	Allianz Vision – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISI 5	Allianz Vision – Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.25%
VISI 6	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.55%
VISI 7	Allianz Vision – Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.20%
VISI 8	Allianz Vision – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.50%
VISI 9	Allianz Vision – Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.35%
VISL 1	Allianz Vision – Contract with the Short Withdrawal Charge Option	1.65%
VISL 10	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.90%
VISL 11	Allianz Vision – Contract with the Short Withdrawal Charge Option and the Target Date Retirement Benefit	2.05%
VISL 13	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.05%
VISL 14	Allianz Vision – Contract with the Target Date 10 Benefit and the Short Withdrawal Option	2.20%
VISL 2	Allianz Vision – Contract with the Short Withdrawal Charge Option and the Quarterly Value Death Benefit	1.95%
VISL 3	Allianz Vision – Contract with the Short Withdrawal Charge, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.35%
VISL 4	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.65%
VISL 5	Allianz Vision – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with the Target Date 10 Benefit, the Short Withdrawal Charge Option and the Quarterly Value Death Benefit	2.50%
VISL 6	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.80%
VISL 7	Allianz Vision – Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.45%

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Key to Benefit Option*		M&E Charge
VISL 8	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.75%
VISL 9	Allianz Vision – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.60%
The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: AZL MVP Balanced Index Strategy Fund; AZL MVP BlackRock Global Allocation Fund; AZL MVP Fusion Balanced Fund; AZL MVP Fusion Moderate Fund; AZL MVP Growth Index Strategy Fund; AZL MVP Invesco Equity and Income Fund; Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Allianz AGIC Opportunity Fund
VISB 1  1.70%
                      12/31/2007              N/A              16.390 98
                      12/31/2008              16.390              8.515 143
                      12/31/2009              8.515              13.236 39
                      12/31/2010              13.236              15.457 27
VISB 10  2.95%
                      12/31/2007              N/A              15.268 0
                      12/31/2008              15.268              7.833 9
                      12/31/2009              7.833              12.025 20
                      12/31/2010              12.025              13.868 46
VISB 11  2.10%
                      12/31/2008              N/A              8.291 14
                      12/31/2009              8.291              12.836 15
                      12/31/2010              12.836              14.930 16
VISB 13  3.10%
                      12/31/2009              N/A              11.887 0
                      12/31/2010              11.887              13.689 0
VISB 14  2.25%
                      12/31/2009              N/A              12.689 5
                      12/31/2010              12.689              14.737 3
VISB 2   2.00%
                      12/31/2007              N/A              16.114 14
                      12/31/2008              16.114              8.346 15
                      12/31/2009              8.346              12.935 2
                      12/31/2010              12.935              15.060 12
VISB 3   2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 33
                      12/31/2009              8.126              12.544 87
                      12/31/2010              12.544              14.546 76
VISB 4   2.70%
                      12/31/2007              N/A              15.486 0
                      12/31/2008              15.486              7.965 2
                      12/31/2009              7.965              12.258 18
                      12/31/2010              12.258              14.173 32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5   2.55%
                      12/31/2007              N/A              15.618 0
                      12/31/2008              15.618              8.045 7
                      12/31/2009              8.045              12.400 66
                      12/31/2010              12.400              14.358 66
VISB 6   2.85%
                      12/31/2007              N/A              15.355 0
                      12/31/2008              15.355              7.886 4
                      12/31/2009              7.886              12.118 4
                      12/31/2010              12.118              13.989 3
VISB 7   2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 42
                      12/31/2009              8.072              12.448 77
                      12/31/2010              12.448              14.421 75
VISB 8   2.80%
                      12/31/2007              N/A              15.398 0
                      12/31/2008              15.398              7.912 8
                      12/31/2009              7.912              12.164 22
                      12/31/2010              12.164              14.050 27
VISB 9   2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 58
                      12/31/2009              7.992              12.305 101
                      12/31/2010              12.305              14.234 83
VISC 1   2.45%
                      12/31/2008              N/A              8.099 1
                      12/31/2009              8.099              12.496 3
                      12/31/2010              12.496              14.483 1
VISC 10  3.00%
                      12/31/2008              N/A              7.807 0
                      12/31/2009              7.807              11.979 0
                      12/31/2010              11.979              13.808 1
VISC 11  2.30%
                      12/31/2009              N/A              12.640 0
                      12/31/2010              12.640              14.673 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              11.842 0
                      12/31/2010              11.842              13.630 0
VISC 13  1.75%
                      12/31/2009              N/A              13.175 0
                      12/31/2010              13.175              15.378 0
VISC 2   2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
VISC 3   2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 1
                      12/31/2010              12.352              14.296 0
VISC 4   2.90%
                      12/31/2008              N/A              7.860 0
                      12/31/2009              7.860              12.071 0
                      12/31/2010              12.071              13.929 0
VISC 5   2.15%
                      12/31/2008              N/A              8.263 0
                      12/31/2009              8.263              12.787 6
                      12/31/2010              12.787              14.865 1
VISC 7   2.55%
                      12/31/2008              N/A              8.045 0
                      12/31/2009              8.045              12.400 6
                      12/31/2010              12.400              14.358 4
VISC 8   2.85%
                      12/31/2008              N/A              7.886 1
                      12/31/2009              7.886              12.118 1
                      12/31/2010              12.118              13.989 1
VISC 9   2.70%
                      12/31/2008              N/A              7.965 4
                      12/31/2009              7.965              12.258 5
                      12/31/2010              12.258              14.173 5
VISI 10  2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 13
                      12/31/2009              7.992              12.305 25
                      12/31/2010              12.305              14.234 29
VISI 11  1.80%
                      12/31/2008              N/A              8.459 17
                      12/31/2009              8.459              13.135 47
                      12/31/2010              13.135              15.324 59
VISI 13  1.95%
                      12/31/2009              N/A              12.985 69
                      12/31/2010              12.985              15.126 70
VISI 14  2.80%
                      12/31/2009              N/A              12.164 3
                      12/31/2010              12.164              14.050 0
VISI 2   1.70%
                      12/31/2007              N/A              16.390 19
                      12/31/2008              16.390              8.515 22
                      12/31/2009              8.515              13.236 15
                      12/31/2010              13.236              15.457 30
VISI 3   2.10%
                      12/31/2007              N/A              16.022 0
                      12/31/2008              16.022              8.291 62
                      12/31/2009              8.291              12.836 90
                      12/31/2010              12.836              14.930 120

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4   2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 8
                      12/31/2009              8.126              12.544 21
                      12/31/2010              12.544              14.546 21
VISI 5   2.25%
                      12/31/2007              N/A              15.887 0
                      12/31/2008              15.887              8.208 42
                      12/31/2009              8.208              12.689 86
                      12/31/2010              12.689              14.737 84
VISI 6   2.55%
                      12/31/2007              N/A              15.618 0
                      12/31/2008              15.618              8.045 3
                      12/31/2009              8.045              12.400 18
                      12/31/2010              12.400              14.358 18
VISI 7   2.20%
                      12/31/2007              N/A              15.932 0
                      12/31/2008              15.932              8.236 118
                      12/31/2009              8.236              12.738 156
                      12/31/2010              12.738              14.801 147
VISI 8   2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 20
                      12/31/2009              8.072              12.448 54
                      12/31/2010              12.448              14.421 36
VISI 9   2.35%
                      12/31/2007              N/A              15.797 0
                      12/31/2008              15.797              8.154 65
                      12/31/2009              8.154              12.592 142
                      12/31/2010              12.592              14.610 123
VISL 1   1.65%
                      12/31/2007              N/A              16.437 30
                      12/31/2008              16.437              8.544 33
                      12/31/2009              8.544              13.287 16
                      12/31/2010              13.287              15.525 32
VISL 10  2.90%
                      12/31/2007              N/A              15.311 0
                      12/31/2008              15.311              7.860 4
                      12/31/2009              7.860              12.071 19
                      12/31/2010              12.071              13.929 13
VISL 11  2.05%
                      12/31/2008              N/A              8.319 2
                      12/31/2009              8.319              12.885 21
                      12/31/2010              12.885              14.995 12
VISL 13  3.05%
                      12/31/2009              N/A              11.933 6
                      12/31/2010              11.933              13.749 0
VISL 14  2.20%
                      12/31/2009              N/A              12.738 3
                      12/31/2010              12.738              14.801 1
VISL 2   1.95%
                      12/31/2007              N/A              16.159 9
                      12/31/2008              16.159              8.374 15
                      12/31/2009              8.374              12.985 5
                      12/31/2010              12.985              15.126 13

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3   2.35%
                      12/31/2007              N/A              15.797 0
                      12/31/2008              15.797              8.154 30
                      12/31/2009              8.154              12.592 55
                      12/31/2010              12.592              14.610 52
VISL 4   2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 1
                      12/31/2009              7.992              12.305 8
                      12/31/2010              12.305              14.234 8
VISL 5   2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 17
                      12/31/2009              8.072              12.448 40
                      12/31/2010              12.448              14.421 39
VISL 6   2.80%
                      12/31/2007              N/A              15.398 0
                      12/31/2008              15.398              7.912 2
                      12/31/2009              7.912              12.164 7
                      12/31/2010              12.164              14.050 8
VISL 7   2.45%
                      12/31/2007              N/A              15.707 0
                      12/31/2008              15.707              8.099 31
                      12/31/2009              8.099              12.496 61
                      12/31/2010              12.496              14.483 43
VISL 8   2.75%
                      12/31/2007              N/A              15.442 0
                      12/31/2008              15.442              7.939 0
                      12/31/2009              7.939              12.211 24
                      12/31/2010              12.211              14.111 9
VISL 9   2.60%
                      12/31/2007              N/A              15.574 0
                      12/31/2008              15.574              8.019 21
                      12/31/2009              8.019              12.352 21
                      12/31/2010              12.352              14.296 20
AZL Balanced Index Strategy Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.029 60
                      12/31/2010              10.029              10.895 575
VISB 10  2.95%
                      12/31/2009              N/A              10.005 269
                      12/31/2010              10.005              10.734 255
VISB 11  2.10%
                      12/31/2009              N/A              10.021 397
                      12/31/2010              10.021              10.843 580
VISB 13  3.10%
                      12/31/2009              N/A              10.002 17
                      12/31/2010              10.002              10.715 18
VISB 14  2.25%
                      12/31/2009              N/A              10.018 117
                      12/31/2010              10.018              10.824 88
VISB 2   2.00%
                      12/31/2009              N/A              10.023 60
                      12/31/2010              10.023              10.856 289
VISB 3   2.40%
                      12/31/2009              N/A              10.015 163
                      12/31/2010              10.015              10.804 254

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4   2.70%
                      12/31/2009              N/A              10.010 24
                      12/31/2010              10.010              10.766 24
VISB 5   2.55%
                      12/31/2009              N/A              10.013 123
                      12/31/2010              10.013              10.785 94
VISB 6   2.85%
                      12/31/2009              N/A              10.007 4
                      12/31/2010              10.007              10.747 4
VISB 7   2.50%
                      12/31/2009              N/A              10.013 267
                      12/31/2010              10.013              10.792 177
VISB 8   2.80%
                      12/31/2009              N/A              10.008 162
                      12/31/2010              10.008              10.753 174
VISB 9   2.65%
                      12/31/2009              N/A              10.011 400
                      12/31/2010              10.011              10.772 378
VISC 1   2.45%
                      12/31/2009              N/A              10.014 11
                      12/31/2010              10.014              10.798 12
VISC 10  3.00%
                      12/31/2009              N/A              10.004 4
                      12/31/2010              10.004              10.727 4
VISC 11  2.30%
                      12/31/2009              N/A              10.017 11
                      12/31/2010              10.017              10.817 14
VISC 12  3.15%
                      12/31/2009              N/A              10.001 0
                      12/31/2010              10.001              10.708 0
VISC 13  1.75%
                      12/31/2009              N/A              10.028 31
                      12/31/2010              10.028              10.888 140
VISC 2   2.75%
                      12/31/2009              N/A              10.009 6
                      12/31/2010              10.009              10.759 6
VISC 3   2.60%
                      12/31/2009              N/A              10.012 3
                      12/31/2010              10.012              10.779 3
VISC 4   2.90%
                      12/31/2009              N/A              10.006 0
                      12/31/2010              10.006              10.740 0
VISC 5   2.15%
                      12/31/2009              N/A              10.020 79
                      12/31/2010              10.020              10.837 49
VISC 7   2.55%
                      12/31/2009              N/A              10.013 14
                      12/31/2010              10.013              10.785 20
VISC 8   2.85%
                      12/31/2009              N/A              10.007 67
                      12/31/2010              10.007              10.747 73
VISC 9   2.70%
                      12/31/2009              N/A              10.010 35
                      12/31/2010              10.010              10.766 34
VISI 10  2.65%
                      12/31/2009              N/A              10.011 272
                      12/31/2010              10.011              10.772 251

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11  1.80%
                      12/31/2009              N/A              10.027 1379
                      12/31/2010              10.027              10.882 1435
VISI 13  1.95%
                      12/31/2009              N/A              10.024 449
                      12/31/2010              10.024              10.863 514
VISI 14  2.80%
                      12/31/2009              N/A              10.008 94
                      12/31/2010              10.008              10.753 77
VISI 2   1.70%
                      12/31/2009              N/A              10.029 84
                      12/31/2010              10.029              10.895 716
VISI 3   2.10%
                      12/31/2009              N/A              10.021 423
                      12/31/2010              10.021              10.843 486
VISI 4   2.40%
                      12/31/2009              N/A              10.015 20
                      12/31/2010              10.015              10.804 17
VISI 5   2.25%
                      12/31/2009              N/A              10.018 200
                      12/31/2010              10.018              10.824 211
VISI 6   2.55%
                      12/31/2009              N/A              10.013 5
                      12/31/2010              10.013              10.785 11
VISI 7   2.20%
                      12/31/2009              N/A              10.019 370
                      12/31/2010              10.019              10.830 355
VISI 8   2.50%
                      12/31/2009              N/A              10.013 921
                      12/31/2010              10.013              10.792 1023
VISI 9   2.35%
                      12/31/2009              N/A              10.016 1259
                      12/31/2010              10.016              10.811 1221
VISL 1   1.65%
                      12/31/2009              N/A              10.030 187
                      12/31/2010              10.030              10.901 1560
VISL 10  2.90%
                      12/31/2009              N/A              10.006 145
                      12/31/2010              10.006              10.740 149
VISL 11  2.05%
                      12/31/2009              N/A              10.022 796
                      12/31/2010              10.022              10.850 854
VISL 13  3.05%
                      12/31/2009              N/A              10.003 72
                      12/31/2010              10.003              10.721 85
VISL 14  2.20%
                      12/31/2009              N/A              10.019 128
                      12/31/2010              10.019              10.830 126
VISL 2   1.95%
                      12/31/2009              N/A              10.024 83
                      12/31/2010              10.024              10.863 359
VISL 3   2.35%
                      12/31/2009              N/A              10.016 218
                      12/31/2010              10.016              10.811 217
VISL 4   2.65%
                      12/31/2009              N/A              10.011 15
                      12/31/2010              10.011              10.772 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2009              N/A              10.013 252
                      12/31/2010              10.013              10.792 283
VISL 6   2.80%
                      12/31/2009              N/A              10.008 7
                      12/31/2010              10.008              10.753 7
VISL 7   2.45%
                      12/31/2009              N/A              10.014 179
                      12/31/2010              10.014              10.798 197
VISL 8   2.75%
                      12/31/2009              N/A              10.009 407
                      12/31/2010              10.009              10.759 430
VISL 9   2.60%
                      12/31/2009              N/A              10.012 453
                      12/31/2010              10.012              10.779 481
AZL BlackRock Capital Appreciation Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.005 57
                      12/31/2008              13.005              8.135 71
                      12/31/2009              8.135              10.834 127
                      12/31/2010              10.834              12.696 290
VISB 10  2.95%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              7.770 3
                      12/31/2009              7.770              10.219 64
                      12/31/2010              10.219              11.826 77
VISB 11  2.10%
                      12/31/2008              N/A              8.016 19
                      12/31/2009              8.016              10.633 70
                      12/31/2010              10.633              12.411 66
VISB 13  3.10%
                      12/31/2009              N/A              10.148 13
                      12/31/2010              10.148              11.726 1
VISB 14  2.25%
                      12/31/2009              N/A              10.559 63
                      12/31/2010              10.559              12.306 86
VISB 2   2.00%
                      12/31/2007              N/A              12.901 17
                      12/31/2008              12.901              8.046 21
                      12/31/2009              8.046              10.683 35
                      12/31/2010              10.683              12.482 112
VISB 3   2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 70
                      12/31/2009              7.929              10.485 382
                      12/31/2010              10.485              12.201 488
VISB 4   2.70%
                      12/31/2007              N/A              12.662 0
                      12/31/2008              12.662              7.842 3
                      12/31/2009              7.842              10.339 85
                      12/31/2010              10.339              11.995 69
VISB 5   2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 29
                      12/31/2009              7.885              10.412 256
                      12/31/2010              10.412              12.098 255

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6   2.85%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.798 2
                      12/31/2009              7.798              10.267 49
                      12/31/2010              10.267              11.894 45
VISB 7   2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 31
                      12/31/2009              7.899              10.436 327
                      12/31/2010              10.436              12.132 349
VISB 8   2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 19
                      12/31/2009              7.813              10.291 120
                      12/31/2010              10.291              11.927 123
VISB 9   2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 67
                      12/31/2009              7.856              10.363 379
                      12/31/2010              10.363              12.029 385
VISC 1   2.45%
                      12/31/2008              N/A              7.914 4
                      12/31/2009              7.914              10.460 20
                      12/31/2010              10.460              12.167 18
VISC 10  3.00%
                      12/31/2008              N/A              7.756 3
                      12/31/2009              7.756              10.196 5
                      12/31/2010              10.196              11.794 4
VISC 11  2.30%
                      12/31/2009              N/A              10.534 13
                      12/31/2010              10.534              12.271 13
VISC 12  3.15%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              11.693 0
VISC 13  1.75%
                      12/31/2009              N/A              10.809 1
                      12/31/2010              10.809              12.660 46
VISC 2   2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
                      12/31/2010              10.315              11.961 1
VISC 3   2.60%
                      12/31/2008              N/A              7.870 7
                      12/31/2009              7.870              10.387 48
                      12/31/2010              10.387              12.064 43
VISC 4   2.90%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              10.243 2
                      12/31/2010              10.243              11.860 2
VISC 5   2.15%
                      12/31/2008              N/A              8.002 4
                      12/31/2009              8.002              10.609 14
                      12/31/2010              10.609              12.376 14
VISC 7   2.55%
                      12/31/2008              N/A              7.885 5
                      12/31/2009              7.885              10.412 11
                      12/31/2010              10.412              12.098 8

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8   2.85%
                      12/31/2008              N/A              7.798 1
                      12/31/2009              7.798              10.267 19
                      12/31/2010              10.267              11.894 14
VISC 9   2.70%
                      12/31/2008              N/A              7.842 11
                      12/31/2009              7.842              10.339 18
                      12/31/2010              10.339              11.995 16
VISI 10  2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 7
                      12/31/2009              7.856              10.363 128
                      12/31/2010              10.363              12.029 162
VISI 11  1.80%
                      12/31/2008              N/A              8.106 80
                      12/31/2009              8.106              10.784 631
                      12/31/2010              10.784              12.624 692
VISI 13  1.95%
                      12/31/2009              N/A              10.708 355
                      12/31/2010              10.708              12.517 386
VISI 14  2.80%
                      12/31/2009              N/A              10.291 8
                      12/31/2010              10.291              11.927 0
VISI 2   1.70%
                      12/31/2007              N/A              13.005 10
                      12/31/2008              13.005              8.135 29
                      12/31/2009              8.135              10.834 78
                      12/31/2010              10.834              12.696 265
VISI 3   2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 84
                      12/31/2009              8.016              10.633 619
                      12/31/2010              10.633              12.411 654
VISI 4   2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 15
                      12/31/2009              7.929              10.485 106
                      12/31/2010              10.485              12.201 93
VISI 5   2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 67
                      12/31/2009              7.972              10.559 538
                      12/31/2010              10.559              12.306 549
VISI 6   2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 2
                      12/31/2009              7.885              10.412 21
                      12/31/2010              10.412              12.098 27
VISI 7   2.20%
                      12/31/2007              N/A              12.832 0
                      12/31/2008              12.832              7.987 139
                      12/31/2009              7.987              10.583 704
                      12/31/2010              10.583              12.341 712
VISI 8   2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 38
                      12/31/2009              7.899              10.436 258
                      12/31/2010              10.436              12.132 232

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9   2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 180
                      12/31/2009              7.943              10.509 841
                      12/31/2010              10.509              12.236 732
VISL 1   1.65%
                      12/31/2007              N/A              13.023 28
                      12/31/2008              13.023              8.150 69
                      12/31/2009              8.150              10.859 104
                      12/31/2010              10.859              12.732 402
VISL 10  2.90%
                      12/31/2007              N/A              12.594 0
                      12/31/2008              12.594              7.784 6
                      12/31/2009              7.784              10.243 60
                      12/31/2010              10.243              11.860 46
VISL 11  2.05%
                      12/31/2008              N/A              8.032 31
                      12/31/2009              8.032              10.658 154
                      12/31/2010              10.658              12.447 221
VISL 13  3.05%
                      12/31/2009              N/A              10.171 14
                      12/31/2010              10.171              11.760 0
VISL 14  2.20%
                      12/31/2009              N/A              10.583 128
                      12/31/2010              10.583              12.341 127
VISL 2   1.95%
                      12/31/2007              N/A              12.918 5
                      12/31/2008              12.918              8.061 10
                      12/31/2009              8.061              10.708 47
                      12/31/2010              10.708              12.517 161
VISL 3   2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 51
                      12/31/2009              7.943              10.509 332
                      12/31/2010              10.509              12.236 349
VISL 4   2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 3
                      12/31/2009              7.856              10.363 85
                      12/31/2010              10.363              12.029 73
VISL 5   2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 23
                      12/31/2009              7.899              10.436 193
                      12/31/2010              10.436              12.132 178
VISL 6   2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 1
                      12/31/2009              7.813              10.291 36
                      12/31/2010              10.291              11.927 44
VISL 7   2.45%
                      12/31/2007              N/A              12.747 0
                      12/31/2008              12.747              7.914 46
                      12/31/2009              7.914              10.460 220
                      12/31/2010              10.460              12.167 237

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              7.827 27
                      12/31/2009              7.827              10.315 133
                      12/31/2010              10.315              11.961 96
VISL 9   2.60%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              7.870 74
                      12/31/2009              7.870              10.387 192
                      12/31/2010              10.387              12.064 205
AZL Columbia Mid Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.267 69
                      12/31/2008              10.267              4.830 94
                      12/31/2009              4.830              6.282 79
                      12/31/2010              6.282              7.576 165
VISB 10  2.95%
                      12/31/2007              N/A              10.054 0
                      12/31/2008              10.054              4.671 6
                      12/31/2009              4.671              6.000 11
                      12/31/2010              6.000              7.145 42
VISB 11  2.10%
                      12/31/2008              N/A              4.778 27
                      12/31/2009              4.778              6.191 53
                      12/31/2010              6.191              7.435 52
VISB 13  3.10%
                      12/31/2009              N/A              5.967 10
                      12/31/2010              5.967              7.096 0
VISB 14  2.25%
                      12/31/2009              N/A              6.156 23
                      12/31/2010              6.156              7.383 26
VISB 2   2.00%
                      12/31/2007              N/A              10.216 11
                      12/31/2008              10.216              4.791 14
                      12/31/2009              4.791              6.213 7
                      12/31/2010              6.213              7.470 24
VISB 3   2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 35
                      12/31/2009              4.740              6.123 95
                      12/31/2010              6.123              7.332 118
VISB 4   2.70%
                      12/31/2007              N/A              10.096 0
                      12/31/2008              10.096              4.702 8
                      12/31/2009              4.702              6.055 13
                      12/31/2010              6.055              7.230 40
VISB 5   2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 35
                      12/31/2009              4.721              6.089 96
                      12/31/2010              6.089              7.280 112
VISB 6   2.85%
                      12/31/2007              N/A              10.071 0
                      12/31/2008              10.071              4.683 1
                      12/31/2009              4.683              6.022 29
                      12/31/2010              6.022              7.179 21

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7   2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 98
                      12/31/2009              4.727              6.100 169
                      12/31/2010              6.100              7.298 208
VISB 8   2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 12
                      12/31/2009              4.689              6.033 39
                      12/31/2010              6.033              7.196 46
VISB 9   2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 61
                      12/31/2009              4.708              6.066 135
                      12/31/2010              6.066              7.246 118
VISC 1   2.45%
                      12/31/2008              N/A              4.734 30
                      12/31/2009              4.734              6.111 29
                      12/31/2010              6.111              7.315 23
VISC 10  3.00%
                      12/31/2008              N/A              4.665 4
                      12/31/2009              4.665              5.989 2
                      12/31/2010              5.989              7.129 0
VISC 11  2.30%
                      12/31/2009              N/A              6.145 9
                      12/31/2010              6.145              7.366 7
VISC 12  3.15%
                      12/31/2009              N/A              5.956 0
                      12/31/2010              5.956              7.079 0
VISC 13  1.75%
                      12/31/2009              N/A              6.271 0
                      12/31/2010              6.271              7.558 11
VISC 2   2.75%
                      12/31/2008              N/A              4.696 2
                      12/31/2009              4.696              6.044 2
                      12/31/2010              6.044              7.213 2
VISC 3   2.60%
                      12/31/2008              N/A              4.715 66
                      12/31/2009              4.715              6.078 70
                      12/31/2010              6.078              7.263 56
VISC 4   2.90%
                      12/31/2008              N/A              4.677 0
                      12/31/2009              4.677              6.011 0
                      12/31/2010              6.011              7.162 0
VISC 5   2.15%
                      12/31/2008              N/A              4.772 3
                      12/31/2009              4.772              6.179 23
                      12/31/2010              6.179              7.418 5
VISC 7   2.55%
                      12/31/2008              N/A              4.721 2
                      12/31/2009              4.721              6.089 2
                      12/31/2010              6.089              7.280 2
VISC 8   2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 1
                      12/31/2010              6.022              7.179 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9   2.70%
                      12/31/2008              N/A              4.702 22
                      12/31/2009              4.702              6.055 22
                      12/31/2010              6.055              7.230 22
VISI 10  2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 11
                      12/31/2009              4.708              6.066 33
                      12/31/2010              6.066              7.246 36
VISI 11  1.80%
                      12/31/2008              N/A              4.817 68
                      12/31/2009              4.817              6.259 328
                      12/31/2010              6.259              7.541 252
VISI 13  1.95%
                      12/31/2009              N/A              6.225 182
                      12/31/2010              6.225              7.488 174
VISI 14  2.80%
                      12/31/2009              N/A              6.033 0
                      12/31/2010              6.033              7.196 0
VISI 2   1.70%
                      12/31/2007              N/A              10.267 18
                      12/31/2008              10.267              4.830 15
                      12/31/2009              4.830              6.282 43
                      12/31/2010              6.282              7.576 206
VISI 3   2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 98
                      12/31/2009              4.778              6.191 211
                      12/31/2010              6.191              7.435 242
VISI 4   2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 13
                      12/31/2009              4.740              6.123 36
                      12/31/2010              6.123              7.332 35
VISI 5   2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 163
                      12/31/2009              4.759              6.156 276
                      12/31/2010              6.156              7.383 316
VISI 6   2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 2
                      12/31/2009              4.721              6.089 18
                      12/31/2010              6.089              7.280 21
VISI 7   2.20%
                      12/31/2007              N/A              10.181 0
                      12/31/2008              10.181              4.766 109
                      12/31/2009              4.766              6.168 290
                      12/31/2010              6.168              7.401 288
VISI 8   2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 19
                      12/31/2009              4.727              6.100 86
                      12/31/2010              6.100              7.298 59
VISI 9   2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 170
                      12/31/2009              4.746              6.134 432
                      12/31/2010              6.134              7.349 424

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              10.276 47
                      12/31/2008              10.276              4.836 78
                      12/31/2009              4.836              6.294 44
                      12/31/2010              6.294              7.594 207
VISL 10  2.90%
                      12/31/2007              N/A              10.063 0
                      12/31/2008              10.063              4.677 17
                      12/31/2009              4.677              6.011 24
                      12/31/2010              6.011              7.162 35
VISL 11  2.05%
                      12/31/2008              N/A              4.785 34
                      12/31/2009              4.785              6.202 127
                      12/31/2010              6.202              7.453 106
VISL 13  3.05%
                      12/31/2009              N/A              5.978 0
                      12/31/2010              5.978              7.112 0
VISL 14  2.20%
                      12/31/2009              N/A              6.168 74
                      12/31/2010              6.168              7.401 77
VISL 2   1.95%
                      12/31/2007              N/A              10.224 27
                      12/31/2008              10.224              4.798 38
                      12/31/2009              4.798              6.225 81
                      12/31/2010              6.225              7.488 60
VISL 3   2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 58
                      12/31/2009              4.746              6.134 100
                      12/31/2010              6.134              7.349 119
VISL 4   2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 13
                      12/31/2009              4.708              6.066 47
                      12/31/2010              6.066              7.246 49
VISL 5   2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 60
                      12/31/2009              4.727              6.100 129
                      12/31/2010              6.100              7.298 134
VISL 6   2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 0
                      12/31/2009              4.689              6.033 6
                      12/31/2010              6.033              7.196 13
VISL 7   2.45%
                      12/31/2007              N/A              10.139 0
                      12/31/2008              10.139              4.734 44
                      12/31/2009              4.734              6.111 118
                      12/31/2010              6.111              7.315 128
VISL 8   2.75%
                      12/31/2007              N/A              10.088 0
                      12/31/2008              10.088              4.696 18
                      12/31/2009              4.696              6.044 72
                      12/31/2010              6.044              7.213 30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              10.113 0
                      12/31/2008              10.113              4.715 49
                      12/31/2009              4.715              6.078 217
                      12/31/2010              6.078              7.263 220
AZL Columbia Small Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.303 31
                      12/31/2008              12.303              8.214 30
                      12/31/2009              8.214              10.070 22
                      12/31/2010              10.070              12.467 31
VISB 10  2.95%
                      12/31/2007              N/A              11.751 0
                      12/31/2008              11.751              7.748 3
                      12/31/2009              7.748              9.380 9
                      12/31/2010              9.380              11.469 55
VISB 11  2.10%
                      12/31/2008              N/A              8.062 14
                      12/31/2009              8.062              9.844 17
                      12/31/2010              9.844              12.139 10
VISB 13  3.10%
                      12/31/2009              N/A              9.301 7
                      12/31/2010              9.301              11.355 0
VISB 14  2.25%
                      12/31/2009              N/A              9.760 11
                      12/31/2010              9.760              12.018 13
VISB 2   2.00%
                      12/31/2007              N/A              12.168 6
                      12/31/2008              12.168              8.100 8
                      12/31/2009              8.100              9.900 35
                      12/31/2010              9.900              12.220 16
VISB 3   2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 4
                      12/31/2009              7.950              9.678 23
                      12/31/2010              9.678              11.898 24
VISB 4   2.70%
                      12/31/2007              N/A              11.860 0
                      12/31/2008              11.860              7.839 1
                      12/31/2009              7.839              9.514 3
                      12/31/2010              9.514              11.662 21
VISB 5   2.55%
                      12/31/2007              N/A              11.925 0
                      12/31/2008              11.925              7.894 18
                      12/31/2009              7.894              9.596 57
                      12/31/2010              9.596              11.779 38
VISB 6   2.85%
                      12/31/2007              N/A              11.794 0
                      12/31/2008              11.794              7.784 1
                      12/31/2009              7.784              9.434 6
                      12/31/2010              9.434              11.546 6
VISB 7   2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 38
                      12/31/2009              7.913              9.623 40
                      12/31/2010              9.623              11.819 35

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              11.816 0
                      12/31/2008              11.816              7.802 5
                      12/31/2009              7.802              9.460 26
                      12/31/2010              9.460              11.584 17
VISB 9   2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 12
                      12/31/2009              7.857              9.541 35
                      12/31/2010              9.541              11.701 55
VISC 1   2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
                      12/31/2010              9.650              11.858 2
VISC 10  3.00%
                      12/31/2008              N/A              7.730 1
                      12/31/2009              7.730              9.354 2
                      12/31/2010              9.354              11.432 1
VISC 11  2.30%
                      12/31/2009              N/A              9.733 4
                      12/31/2010              9.733              11.978 4
VISC 12  3.15%
                      12/31/2009              N/A              9.275 0
                      12/31/2010              9.275              11.317 0
VISC 13  1.75%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              12.416 4
VISC 2   2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
                      12/31/2010              9.487              11.623 0
VISC 3   2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0
                      12/31/2010              9.568              11.740 0
VISC 4   2.90%
                      12/31/2008              N/A              7.766 0
                      12/31/2009              7.766              9.407 0
                      12/31/2010              9.407              11.507 0
VISC 5   2.15%
                      12/31/2008              N/A              8.043 0
                      12/31/2009              8.043              9.816 6
                      12/31/2010              9.816              12.099 13
VISC 7   2.55%
                      12/31/2008              N/A              7.894 4
                      12/31/2009              7.894              9.596 3
                      12/31/2010              9.596              11.779 2
VISC 8   2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 0
                      12/31/2010              9.434              11.546 0
VISC 9   2.70%
                      12/31/2008              N/A              7.839 12
                      12/31/2009              7.839              9.514 12
                      12/31/2010              9.514              11.662 11

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 8
                      12/31/2009              7.857              9.541 38
                      12/31/2010              9.541              11.701 38
VISI 11  1.80%
                      12/31/2008              N/A              8.176 34
                      12/31/2009              8.176              10.013 116
                      12/31/2010              10.013              12.384 121
VISI 13  1.95%
                      12/31/2009              N/A              9.928 69
                      12/31/2010              9.928              12.261 72
VISI 14  2.80%
                      12/31/2009              N/A              9.460 0
                      12/31/2010              9.460              11.584 0
VISI 2   1.70%
                      12/31/2007              N/A              12.303 5
                      12/31/2008              12.303              8.214 15
                      12/31/2009              8.214              10.070 21
                      12/31/2010              10.070              12.467 146
VISI 3   2.10%
                      12/31/2007              N/A              12.124 0
                      12/31/2008              12.124              8.062 40
                      12/31/2009              8.062              9.844 91
                      12/31/2010              9.844              12.139 93
VISI 4   2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 3
                      12/31/2009              7.950              9.678 8
                      12/31/2010              9.678              11.898 14
VISI 5   2.25%
                      12/31/2007              N/A              12.057 0
                      12/31/2008              12.057              8.006 37
                      12/31/2009              8.006              9.760 73
                      12/31/2010              9.760              12.018 76
VISI 6   2.55%
                      12/31/2007              N/A              11.925 0
                      12/31/2008              11.925              7.894 2
                      12/31/2009              7.894              9.596 2
                      12/31/2010              9.596              11.779 2
VISI 7   2.20%
                      12/31/2007              N/A              12.079 0
                      12/31/2008              12.079              8.024 60
                      12/31/2009              8.024              9.788 133
                      12/31/2010              9.788              12.058 121
VISI 8   2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 19
                      12/31/2009              7.913              9.623 42
                      12/31/2010              9.623              11.819 41
VISI 9   2.35%
                      12/31/2007              N/A              12.013 0
                      12/31/2008              12.013              7.968 71
                      12/31/2009              7.968              9.705 156
                      12/31/2010              9.705              11.938 183

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              12.326 17
                      12/31/2008              12.326              8.233 20
                      12/31/2009              8.233              10.098 13
                      12/31/2010              10.098              12.509 69
VISL 10  2.90%
                      12/31/2007              N/A              11.773 0
                      12/31/2008              11.773              7.766 7
                      12/31/2009              7.766              9.407 12
                      12/31/2010              9.407              11.507 15
VISL 11  2.05%
                      12/31/2008              N/A              8.081 19
                      12/31/2009              8.081              9.872 68
                      12/31/2010              9.872              12.180 97
VISL 13  3.05%
                      12/31/2009              N/A              9.327 2
                      12/31/2010              9.327              11.393 0
VISL 14  2.20%
                      12/31/2009              N/A              9.788 30
                      12/31/2010              9.788              12.058 36
VISL 2   1.95%
                      12/31/2007              N/A              12.191 1
                      12/31/2008              12.191              8.119 9
                      12/31/2009              8.119              9.928 13
                      12/31/2010              9.928              12.261 32
VISL 3   2.35%
                      12/31/2007              N/A              12.013 0
                      12/31/2008              12.013              7.968 24
                      12/31/2009              7.968              9.705 32
                      12/31/2010              9.705              11.938 27
VISL 4   2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 4
                      12/31/2009              7.857              9.541 5
                      12/31/2010              9.541              11.701 5
VISL 5   2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 10
                      12/31/2009              7.913              9.623 28
                      12/31/2010              9.623              11.819 29
VISL 6   2.80%
                      12/31/2007              N/A              11.816 0
                      12/31/2008              11.816              7.802 1
                      12/31/2009              7.802              9.460 2
                      12/31/2010              9.460              11.584 6
VISL 7   2.45%
                      12/31/2007              N/A              11.969 0
                      12/31/2008              11.969              7.931 30
                      12/31/2009              7.931              9.650 59
                      12/31/2010              9.650              11.858 58
VISL 8   2.75%
                      12/31/2007              N/A              11.838 0
                      12/31/2008              11.838              7.821 3
                      12/31/2009              7.821              9.487 20
                      12/31/2010              9.487              11.623 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              11.903 0
                      12/31/2008              11.903              7.876 39
                      12/31/2009              7.876              9.568 56
                      12/31/2010              9.568              11.740 54
AZL Davis New York Venture Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.306 158
                      12/31/2008              13.306              7.783 274
                      12/31/2009              7.783              10.088 85
                      12/31/2010              10.088              11.112 136
VISB 10  2.95%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              7.116 29
                      12/31/2009              7.116              9.108 49
                      12/31/2010              9.108              9.909 40
VISB 11  2.10%
                      12/31/2008              N/A              7.563 36
                      12/31/2009              7.563              9.763 37
                      12/31/2010              9.763              10.712 27
VISB 13  3.10%
                      12/31/2009              N/A              8.998 3
                      12/31/2010              8.998              9.774 0
VISB 14  2.25%
                      12/31/2009              N/A              9.644 28
                      12/31/2010              9.644              10.566 55
VISB 2   2.00%
                      12/31/2007              N/A              13.062 98
                      12/31/2008              13.062              7.618 93
                      12/31/2009              7.618              9.843 87
                      12/31/2010              9.843              10.811 76
VISB 3   2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 123
                      12/31/2009              7.402              9.527 198
                      12/31/2010              9.527              10.421 210
VISB 4   2.70%
                      12/31/2007              N/A              12.511 0
                      12/31/2008              12.511              7.245 11
                      12/31/2009              7.245              9.296 41
                      12/31/2010              9.296              10.139 59
VISB 5   2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 59
                      12/31/2009              7.323              9.411 221
                      12/31/2010              9.411              10.279 176
VISB 6   2.85%
                      12/31/2007              N/A              12.395 0
                      12/31/2008              12.395              7.167 16
                      12/31/2009              7.167              9.183 30
                      12/31/2010              9.183              10.000 32
VISB 7   2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 160
                      12/31/2009              7.349              9.450 253
                      12/31/2010              9.450              10.326 241

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 71
                      12/31/2009              7.193              9.221 84
                      12/31/2010              9.221              10.046 87
VISB 9   2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 159
                      12/31/2009              7.271              9.334 223
                      12/31/2010              9.334              10.185 189
VISC 1   2.45%
                      12/31/2008              N/A              7.376 15
                      12/31/2009              7.376              9.488 23
                      12/31/2010              9.488              10.374 29
VISC 10  3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 3
                      12/31/2010              9.072              9.864 0
VISC 11  2.30%
                      12/31/2009              N/A              9.605 10
                      12/31/2010              9.605              10.517 9
VISC 12  3.15%
                      12/31/2009              N/A              8.961 2
                      12/31/2010              8.961              9.729 0
VISC 13  1.75%
                      12/31/2009              N/A              10.039 1
                      12/31/2010              10.039              11.053 8
VISC 2   2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 2
                      12/31/2010              9.259              10.092 0
VISC 3   2.60%
                      12/31/2008              N/A              7.297 6
                      12/31/2009              7.297              9.373 8
                      12/31/2010              9.373              10.232 12
VISC 4   2.90%
                      12/31/2008              N/A              7.142 0
                      12/31/2009              7.142              9.146 2
                      12/31/2010              9.146              9.954 2
VISC 5   2.15%
                      12/31/2008              N/A              7.536 7
                      12/31/2009              7.536              9.724 13
                      12/31/2010              9.724              10.664 15
VISC 7   2.55%
                      12/31/2008              N/A              7.323 7
                      12/31/2009              7.323              9.411 13
                      12/31/2010              9.411              10.279 6
VISC 8   2.85%
                      12/31/2008              N/A              7.167 6
                      12/31/2009              7.167              9.183 10
                      12/31/2010              9.183              10.000 10
VISC 9   2.70%
                      12/31/2008              N/A              7.245 11
                      12/31/2009              7.245              9.296 11
                      12/31/2010              9.296              10.139 21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 32
                      12/31/2009              7.271              9.334 94
                      12/31/2010              9.334              10.185 79
VISI 11  1.80%
                      12/31/2008              N/A              7.728 313
                      12/31/2009              7.728              10.006 610
                      12/31/2010              10.006              11.011 579
VISI 13  1.95%
                      12/31/2009              N/A              9.884 541
                      12/31/2010              9.884              10.860 651
VISI 14  2.80%
                      12/31/2009              N/A              9.221 0
                      12/31/2010              9.221              10.046 0
VISI 2   1.70%
                      12/31/2007              N/A              13.306 31
                      12/31/2008              13.306              7.783 145
                      12/31/2009              7.783              10.088 84
                      12/31/2010              10.088              11.112 234
VISI 3   2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 303
                      12/31/2009              7.563              9.763 520
                      12/31/2010              9.763              10.712 542
VISI 4   2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 67
                      12/31/2009              7.402              9.527 97
                      12/31/2010              9.527              10.421 102
VISI 5   2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 164
                      12/31/2009              7.482              9.644 446
                      12/31/2010              9.644              10.566 448
VISI 6   2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 35
                      12/31/2009              7.323              9.411 134
                      12/31/2010              9.411              10.279 133
VISI 7   2.20%
                      12/31/2007              N/A              12.902 0
                      12/31/2008              12.902              7.509 481
                      12/31/2009              7.509              9.684 643
                      12/31/2010              9.684              10.614 650
VISI 8   2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 128
                      12/31/2009              7.349              9.450 186
                      12/31/2010              9.450              10.326 164
VISI 9   2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 461
                      12/31/2009              7.429              9.566 704
                      12/31/2010              9.566              10.469 746

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              13.347 133
                      12/31/2008              13.347              7.811 212
                      12/31/2009              7.811              10.129 81
                      12/31/2010              10.129              11.163 238
VISL 10  2.90%
                      12/31/2007              N/A              12.357 0
                      12/31/2008              12.357              7.142 68
                      12/31/2009              7.142              9.146 99
                      12/31/2010              9.146              9.954 90
VISL 11  2.05%
                      12/31/2008              N/A              7.591 65
                      12/31/2009              7.591              9.804 155
                      12/31/2010              9.804              10.762 175
VISL 13  3.05%
                      12/31/2009              N/A              9.035 1
                      12/31/2010              9.035              9.819 0
VISL 14  2.20%
                      12/31/2009              N/A              9.684 47
                      12/31/2010              9.684              10.614 51
VISL 2   1.95%
                      12/31/2007              N/A              13.103 39
                      12/31/2008              13.103              7.645 71
                      12/31/2009              7.645              9.884 55
                      12/31/2010              9.884              10.860 124
VISL 3   2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 189
                      12/31/2009              7.429              9.566 316
                      12/31/2010              9.566              10.469 300
VISL 4   2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 29
                      12/31/2009              7.271              9.334 45
                      12/31/2010              9.334              10.185 77
VISL 5   2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 84
                      12/31/2009              7.349              9.450 213
                      12/31/2010              9.450              10.326 232
VISL 6   2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 7
                      12/31/2009              7.193              9.221 40
                      12/31/2010              9.221              10.046 43
VISL 7   2.45%
                      12/31/2007              N/A              12.705 0
                      12/31/2008              12.705              7.376 249
                      12/31/2009              7.376              9.488 298
                      12/31/2010              9.488              10.374 285
VISL 8   2.75%
                      12/31/2007              N/A              12.472 0
                      12/31/2008              12.472              7.219 66
                      12/31/2009              7.219              9.259 130
                      12/31/2010              9.259              10.092 107

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              12.588 0
                      12/31/2008              12.588              7.297 227
                      12/31/2009              7.297              9.373 327
                      12/31/2010              9.373              10.232 294
AZL Dreyfus Equity Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              11.315 160
                      12/31/2008              11.315              6.493 213
                      12/31/2009              6.493              8.602 52
                      12/31/2010              8.602              10.396 43
VISB 10  2.95%
                      12/31/2007              N/A              10.476 0
                      12/31/2008              10.476              5.936 19
                      12/31/2009              5.936              7.767 22
                      12/31/2010              7.767              9.270 76
VISB 11  2.10%
                      12/31/2008              N/A              6.309 11
                      12/31/2009              6.309              8.326 31
                      12/31/2010              8.326              10.022 24
VISB 13  3.10%
                      12/31/2009              N/A              7.673 1
                      12/31/2010              7.673              9.144 0
VISB 14  2.25%
                      12/31/2009              N/A              8.224 12
                      12/31/2010              8.224              9.885 16
VISB 2   2.00%
                      12/31/2007              N/A              11.108 28
                      12/31/2008              11.108              6.355 32
                      12/31/2009              6.355              8.394 15
                      12/31/2010              8.394              10.114 22
VISB 3   2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 83
                      12/31/2009              6.175              8.124 211
                      12/31/2010              8.124              9.750 279
VISB 4   2.70%
                      12/31/2007              N/A              10.638 0
                      12/31/2008              10.638              6.044 3
                      12/31/2009              6.044              7.927 20
                      12/31/2010              7.927              9.485 44
VISB 5   2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 57
                      12/31/2009              6.109              8.025 144
                      12/31/2010              8.025              9.617 154
VISB 6   2.85%
                      12/31/2007              N/A              10.540 0
                      12/31/2008              10.540              5.979 3
                      12/31/2009              5.979              7.831 11
                      12/31/2010              7.831              9.356 19
VISB 7   2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 57
                      12/31/2009              6.131              8.058 92
                      12/31/2010              8.058              9.661 131

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 5
                      12/31/2009              6.000              7.863 5
                      12/31/2010              7.863              9.399 15
VISB 9   2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 65
                      12/31/2009              6.065              7.960 82
                      12/31/2010              7.960              9.529 120
VISC 1   2.45%
                      12/31/2008              N/A              6.153 22
                      12/31/2009              6.153              8.091 10
                      12/31/2010              8.091              9.705 14
VISC 10  3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
                      12/31/2010              7.736              9.229 0
VISC 11  2.30%
                      12/31/2009              N/A              8.191 0
                      12/31/2010              8.191              9.839 0
VISC 12  3.15%
                      12/31/2009              N/A              7.642 0
                      12/31/2010              7.642              9.102 0
VISC 13  1.75%
                      12/31/2009              N/A              8.560 0
                      12/31/2010              8.560              10.340 8
VISC 2   2.75%
                      12/31/2008              N/A              6.022 6
                      12/31/2009              6.022              7.895 7
                      12/31/2010              7.895              9.442 6
VISC 3   2.60%
                      12/31/2008              N/A              6.087 39
                      12/31/2009              6.087              7.992 0
                      12/31/2010              7.992              9.573 0
VISC 4   2.90%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.799 0
                      12/31/2010              7.799              9.313 0
VISC 5   2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 5
                      12/31/2010              8.292              9.976 5
VISC 7   2.55%
                      12/31/2008              N/A              6.109 0
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 0
VISC 8   2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 1
                      12/31/2010              7.831              9.356 1
VISC 9   2.70%
                      12/31/2008              N/A              6.044 44
                      12/31/2009              6.044              7.927 43
                      12/31/2010              7.927              9.485 42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 9
                      12/31/2009              6.065              7.960 48
                      12/31/2010              7.960              9.529 52
VISI 11  1.80%
                      12/31/2008              N/A              6.447 62
                      12/31/2009              6.447              8.532 136
                      12/31/2010              8.532              10.301 175
VISI 13  1.95%
                      12/31/2009              N/A              8.428 58
                      12/31/2010              8.428              10.160 67
VISI 14  2.80%
                      12/31/2009              N/A              7.863 0
                      12/31/2010              7.863              9.399 0
VISI 2   1.70%
                      12/31/2007              N/A              11.315 33
                      12/31/2008              11.315              6.493 43
                      12/31/2009              6.493              8.602 23
                      12/31/2010              8.602              10.396 57
VISI 3   2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 90
                      12/31/2009              6.309              8.326 192
                      12/31/2010              8.326              10.022 250
VISI 4   2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 25
                      12/31/2009              6.175              8.124 32
                      12/31/2010              8.124              9.750 44
VISI 5   2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 121
                      12/31/2009              6.242              8.224 222
                      12/31/2010              8.224              9.885 238
VISI 6   2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 7
                      12/31/2009              6.109              8.025 30
                      12/31/2010              8.025              9.617 35
VISI 7   2.20%
                      12/31/2007              N/A              10.971 0
                      12/31/2008              10.971              6.264 141
                      12/31/2009              6.264              8.258 243
                      12/31/2010              8.258              9.930 249
VISI 8   2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 45
                      12/31/2009              6.131              8.058 92
                      12/31/2010              8.058              9.661 85
VISI 9   2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 96
                      12/31/2009              6.197              8.157 164
                      12/31/2010              8.157              9.794 204

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              11.350 69
                      12/31/2008              11.350              6.516 93
                      12/31/2009              6.516              8.637 24
                      12/31/2010              8.637              10.444 104
VISL 10  2.90%
                      12/31/2007              N/A              10.508 0
                      12/31/2008              10.508              5.958 49
                      12/31/2009              5.958              7.799 83
                      12/31/2010              7.799              9.313 87
VISL 11  2.05%
                      12/31/2008              N/A              6.332 29
                      12/31/2009              6.332              8.360 87
                      12/31/2010              8.360              10.068 100
VISL 13  3.05%
                      12/31/2009              N/A              7.704 4
                      12/31/2010              7.704              9.186 0
VISL 14  2.20%
                      12/31/2009              N/A              8.258 18
                      12/31/2010              8.258              9.930 20
VISL 2   1.95%
                      12/31/2007              N/A              11.142 13
                      12/31/2008              11.142              6.377 14
                      12/31/2009              6.377              8.428 6
                      12/31/2010              8.428              10.160 18
VISL 3   2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 52
                      12/31/2009              6.197              8.157 76
                      12/31/2010              8.157              9.794 79
VISL 4   2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 29
                      12/31/2009              6.065              7.960 20
                      12/31/2010              7.960              9.529 22
VISL 5   2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 82
                      12/31/2009              6.131              8.058 84
                      12/31/2010              8.058              9.661 97
VISL 6   2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 1
                      12/31/2009              6.000              7.863 9
                      12/31/2010              7.863              9.399 20
VISL 7   2.45%
                      12/31/2007              N/A              10.804 0
                      12/31/2008              10.804              6.153 44
                      12/31/2009              6.153              8.091 65
                      12/31/2010              8.091              9.705 81
VISL 8   2.75%
                      12/31/2007              N/A              10.606 0
                      12/31/2008              10.606              6.022 10
                      12/31/2009              6.022              7.895 23
                      12/31/2010              7.895              9.442 24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              10.704 0
                      12/31/2008              10.704              6.087 14
                      12/31/2009              6.087              7.992 34
                      12/31/2010              7.992              9.573 50
AZL Eaton Vance Large Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.140 124
                      12/31/2008              12.140              7.616 155
                      12/31/2009              7.616              9.475 72
                      12/31/2010              9.475              10.230 124
VISB 10  2.95%
                      12/31/2007              N/A              11.168 0
                      12/31/2008              11.168              6.919 7
                      12/31/2009              6.919              8.501 26
                      12/31/2010              8.501              9.064 12
VISB 11  2.10%
                      12/31/2008              N/A              7.386 3
                      12/31/2009              7.386              9.151 56
                      12/31/2010              9.151              9.842 123
VISB 13  3.10%
                      12/31/2009              N/A              8.391 0
                      12/31/2010              8.391              8.934 0
VISB 14  2.25%
                      12/31/2009              N/A              9.033 29
                      12/31/2010              9.033              9.700 36
VISB 2   2.00%
                      12/31/2007              N/A              11.899 92
                      12/31/2008              11.899              7.443 123
                      12/31/2009              7.443              9.231 45
                      12/31/2010              9.231              9.937 37
VISB 3   2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 60
                      12/31/2009              7.218              8.916 113
                      12/31/2010              8.916              9.560 116
VISB 4   2.70%
                      12/31/2007              N/A              11.356 0
                      12/31/2008              11.356              7.054 20
                      12/31/2009              7.054              8.687 25
                      12/31/2010              8.687              9.286 26
VISB 5   2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 8
                      12/31/2009              7.135              8.801 46
                      12/31/2010              8.801              9.422 55
VISB 6   2.85%
                      12/31/2007              N/A              11.243 0
                      12/31/2008              11.243              6.973 10
                      12/31/2009              6.973              8.575 21
                      12/31/2010              8.575              9.153 21
VISB 7   2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 58
                      12/31/2009              7.163              8.839 85
                      12/31/2010              8.839              9.468 110

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 16
                      12/31/2009              7.000              8.612 78
                      12/31/2010              8.612              9.197 24
VISB 9   2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 10
                      12/31/2009              7.081              8.725 40
                      12/31/2010              8.725              9.331 32
VISC 1   2.45%
                      12/31/2008              N/A              7.190 1
                      12/31/2009              7.190              8.878 13
                      12/31/2010              8.878              9.514 1
VISC 10  3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0
VISC 11  2.30%
                      12/31/2009              N/A              8.994 0
                      12/31/2010              8.994              9.653 0
VISC 12  3.15%
                      12/31/2009              N/A              8.354 0
                      12/31/2010              8.354              8.891 0
VISC 13  1.75%
                      12/31/2009              N/A              9.426 0
                      12/31/2010              9.426              10.173 7
VISC 2   2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
                      12/31/2010              8.649              9.242 0
VISC 3   2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 42
                      12/31/2010              8.763              9.377 1
VISC 4   2.90%
                      12/31/2008              N/A              6.946 0
                      12/31/2009              6.946              8.538 0
                      12/31/2010              8.538              9.108 0
VISC 5   2.15%
                      12/31/2008              N/A              7.358 3
                      12/31/2009              7.358              9.112 6
                      12/31/2010              9.112              9.794 2
VISC 7   2.55%
                      12/31/2008              N/A              7.135 2
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
VISC 8   2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 1
                      12/31/2010              8.575              9.153 0
VISC 9   2.70%
                      12/31/2008              N/A              7.054 2
                      12/31/2009              7.054              8.687 2
                      12/31/2010              8.687              9.286 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 20
                      12/31/2009              7.081              8.725 38
                      12/31/2010              8.725              9.331 32
VISI 11  1.80%
                      12/31/2008              N/A              7.558 64
                      12/31/2009              7.558              9.393 147
                      12/31/2010              9.393              10.132 201
VISI 13  1.95%
                      12/31/2009              N/A              9.271 89
                      12/31/2010              9.271              9.986 99
VISI 14  2.80%
                      12/31/2009              N/A              8.612 7
                      12/31/2010              8.612              9.197 0
VISI 2   1.70%
                      12/31/2007              N/A              12.140 53
                      12/31/2008              12.140              7.616 58
                      12/31/2009              7.616              9.475 21
                      12/31/2010              9.475              10.230 65
VISI 3   2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 130
                      12/31/2009              7.386              9.151 236
                      12/31/2010              9.151              9.842 247
VISI 4   2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 20
                      12/31/2009              7.218              8.916 48
                      12/31/2010              8.916              9.560 49
VISI 5   2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 139
                      12/31/2009              7.301              9.033 239
                      12/31/2010              9.033              9.700 265
VISI 6   2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 4
                      12/31/2009              7.135              8.801 32
                      12/31/2010              8.801              9.422 29
VISI 7   2.20%
                      12/31/2007              N/A              11.742 0
                      12/31/2008              11.742              7.330 123
                      12/31/2009              7.330              9.072 209
                      12/31/2010              9.072              9.747 228
VISI 8   2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 37
                      12/31/2009              7.163              8.839 61
                      12/31/2010              8.839              9.468 50
VISI 9   2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 80
                      12/31/2009              7.246              8.955 127
                      12/31/2010              8.955              9.606 116

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              12.181 31
                      12/31/2008              12.181              7.646 38
                      12/31/2009              7.646              9.516 16
                      12/31/2010              9.516              10.280 144
VISL 10  2.90%
                      12/31/2007              N/A              11.206 0
                      12/31/2008              11.206              6.946 20
                      12/31/2009              6.946              8.538 29
                      12/31/2010              8.538              9.108 34
VISL 11  2.05%
                      12/31/2008              N/A              7.414 16
                      12/31/2009              7.414              9.191 46
                      12/31/2010              9.191              9.889 41
VISL 13  3.05%
                      12/31/2009              N/A              8.427 2
                      12/31/2010              8.427              8.977 0
VISL 14  2.20%
                      12/31/2009              N/A              9.072 28
                      12/31/2010              9.072              9.747 57
VISL 2   1.95%
                      12/31/2007              N/A              11.939 52
                      12/31/2008              11.939              7.472 65
                      12/31/2009              7.472              9.271 12
                      12/31/2010              9.271              9.986 38
VISL 3   2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 52
                      12/31/2009              7.246              8.955 98
                      12/31/2010              8.955              9.606 90
VISL 4   2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 9
                      12/31/2009              7.081              8.725 32
                      12/31/2010              8.725              9.331 34
VISL 5   2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 35
                      12/31/2009              7.163              8.839 87
                      12/31/2010              8.839              9.468 51
VISL 6   2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 2
                      12/31/2009              7.000              8.612 23
                      12/31/2010              8.612              9.197 22
VISL 7   2.45%
                      12/31/2007              N/A              11.547 0
                      12/31/2008              11.547              7.190 55
                      12/31/2009              7.190              8.878 83
                      12/31/2010              8.878              9.514 93
VISL 8   2.75%
                      12/31/2007              N/A              11.318 0
                      12/31/2008              11.318              7.026 6
                      12/31/2009              7.026              8.649 27
                      12/31/2010              8.649              9.242 24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              11.432 0
                      12/31/2008              11.432              7.108 16
                      12/31/2009              7.108              8.763 69
                      12/31/2010              8.763              9.377 96
AZL Franklin Small Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              17.242 175
                      12/31/2008              17.242              11.233 195
                      12/31/2009              11.233              14.425 31
                      12/31/2010              14.425              18.026 70
VISB 10  2.95%
                      12/31/2007              N/A              16.263 0
                      12/31/2008              16.263              10.463 19
                      12/31/2009              10.463              13.269 22
                      12/31/2010              13.269              16.376 32
VISB 11  2.10%
                      12/31/2008              N/A              10.981 9
                      12/31/2009              10.981              14.044 34
                      12/31/2010              14.044              17.480 51
VISB 13  3.10%
                      12/31/2009              N/A              13.137 0
                      12/31/2010              13.137              16.189 0
VISB 14  2.25%
                      12/31/2009              N/A              13.904 18
                      12/31/2010              13.904              17.280 20
VISB 2   2.00%
                      12/31/2007              N/A              17.002 31
                      12/31/2008              17.002              11.043 37
                      12/31/2009              11.043              14.138 9
                      12/31/2010              14.138              17.615 29
VISB 3   2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 74
                      12/31/2009              10.795              13.766 148
                      12/31/2010              13.766              17.082 249
VISB 4   2.70%
                      12/31/2007              N/A              16.454 0
                      12/31/2008              16.454              10.613 20
                      12/31/2009              10.613              13.493 32
                      12/31/2010              13.493              16.693 28
VISB 5   2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 37
                      12/31/2009              10.704              13.629 131
                      12/31/2010              13.629              16.887 121
VISB 6   2.85%
                      12/31/2007              N/A              16.339 0
                      12/31/2008              16.339              10.523 5
                      12/31/2009              10.523              13.358 13
                      12/31/2010              13.358              16.502 13
VISB 7   2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 83
                      12/31/2009              10.734              13.674 127
                      12/31/2010              13.674              16.952 147

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 20
                      12/31/2009              10.553              13.403 43
                      12/31/2010              13.403              16.566 35
VISB 9   2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 126
                      12/31/2009              10.643              13.538 135
                      12/31/2010              13.538              16.758 151
VISC 1   2.45%
                      12/31/2008              N/A              10.765 2
                      12/31/2009              10.765              13.720 10
                      12/31/2010              13.720              17.017 2
VISC 10  3.00%
                      12/31/2008              N/A              10.434 2
                      12/31/2009              10.434              13.225 1
                      12/31/2010              13.225              16.313 1
VISC 11  2.30%
                      12/31/2009              N/A              13.858 1
                      12/31/2010              13.858              17.214 1
VISC 12  3.15%
                      12/31/2009              N/A              13.093 0
                      12/31/2010              13.093              16.127 0
VISC 13  1.75%
                      12/31/2009              N/A              14.365 1
                      12/31/2010              14.365              17.942 4
VISC 2   2.75%
                      12/31/2008              N/A              10.583 1
                      12/31/2009              10.583              13.448 1
                      12/31/2010              13.448              16.629 1
VISC 3   2.60%
                      12/31/2008              N/A              10.673 2
                      12/31/2009              10.673              13.583 30
                      12/31/2010              13.583              16.822 3
VISC 4   2.90%
                      12/31/2008              N/A              10.493 0
                      12/31/2009              10.493              13.314 0
                      12/31/2010              13.314              16.439 0
VISC 5   2.15%
                      12/31/2008              N/A              10.950 4
                      12/31/2009              10.950              13.998 6
                      12/31/2010              13.998              17.413 8
VISC 7   2.55%
                      12/31/2008              N/A              10.704 9
                      12/31/2009              10.704              13.629 15
                      12/31/2010              13.629              16.887 12
VISC 8   2.85%
                      12/31/2008              N/A              10.523 3
                      12/31/2009              10.523              13.358 2
                      12/31/2010              13.358              16.502 2
VISC 9   2.70%
                      12/31/2008              N/A              10.613 6
                      12/31/2009              10.613              13.493 16
                      12/31/2010              13.493              16.693 12

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 33
                      12/31/2009              10.643              13.538 48
                      12/31/2010              13.538              16.758 39
VISI 11  1.80%
                      12/31/2008              N/A              11.169 94
                      12/31/2009              11.169              14.329 203
                      12/31/2010              14.329              17.888 199
VISI 13  1.95%
                      12/31/2009              N/A              14.186 91
                      12/31/2010              14.186              17.683 106
VISI 14  2.80%
                      12/31/2009              N/A              13.403 0
                      12/31/2010              13.403              16.566 0
VISI 2   1.70%
                      12/31/2007              N/A              17.242 38
                      12/31/2008              17.242              11.233 48
                      12/31/2009              11.233              14.425 17
                      12/31/2010              14.425              18.026 109
VISI 3   2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 104
                      12/31/2009              10.981              14.044 208
                      12/31/2010              14.044              17.480 199
VISI 4   2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 16
                      12/31/2009              10.795              13.766 34
                      12/31/2010              13.766              17.082 30
VISI 5   2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 56
                      12/31/2009              10.888              13.904 162
                      12/31/2010              13.904              17.280 169
VISI 6   2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 2
                      12/31/2009              10.704              13.629 18
                      12/31/2010              13.629              16.887 19
VISI 7   2.20%
                      12/31/2007              N/A              16.844 0
                      12/31/2008              16.844              10.919 172
                      12/31/2009              10.919              13.951 235
                      12/31/2010              13.951              17.347 252
VISI 8   2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 49
                      12/31/2009              10.734              13.674 61
                      12/31/2010              13.674              16.952 64
VISI 9   2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 180
                      12/31/2009              10.826              13.812 228
                      12/31/2010              13.812              17.148 231

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              17.282 69
                      12/31/2008              17.282              11.265 106
                      12/31/2009              11.265              14.473 33
                      12/31/2010              14.473              18.095 93
VISL 10  2.90%
                      12/31/2007              N/A              16.301 0
                      12/31/2008              16.301              10.493 15
                      12/31/2009              10.493              13.314 28
                      12/31/2010              13.314              16.439 24
VISL 11  2.05%
                      12/31/2008              N/A              11.012 28
                      12/31/2009              11.012              14.091 71
                      12/31/2010              14.091              17.548 77
VISL 13  3.05%
                      12/31/2009              N/A              13.181 2
                      12/31/2010              13.181              16.251 0
VISL 14  2.20%
                      12/31/2009              N/A              13.951 33
                      12/31/2010              13.951              17.347 32
VISL 2   1.95%
                      12/31/2007              N/A              17.042 19
                      12/31/2008              17.042              11.075 27
                      12/31/2009              11.075              14.186 12
                      12/31/2010              14.186              17.683 37
VISL 3   2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 51
                      12/31/2009              10.826              13.812 88
                      12/31/2010              13.812              17.148 88
VISL 4   2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 11
                      12/31/2009              10.643              13.538 25
                      12/31/2010              13.538              16.758 31
VISL 5   2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 27
                      12/31/2009              10.734              13.674 83
                      12/31/2010              13.674              16.952 64
VISL 6   2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 1
                      12/31/2009              10.553              13.403 8
                      12/31/2010              13.403              16.566 9
VISL 7   2.45%
                      12/31/2007              N/A              16.648 0
                      12/31/2008              16.648              10.765 68
                      12/31/2009              10.765              13.720 112
                      12/31/2010              13.720              17.017 104
VISL 8   2.75%
                      12/31/2007              N/A              16.416 0
                      12/31/2008              16.416              10.583 12
                      12/31/2009              10.583              13.448 42
                      12/31/2010              13.448              16.629 27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              16.532 0
                      12/31/2008              16.532              10.673 71
                      12/31/2009              10.673              13.583 123
                      12/31/2010              13.583              16.822 116
AZL Franklin Templeton Founding Strategy Plus Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.212 57
                      12/31/2010              10.212              11.046 1089
VISB 10  2.95%
                      12/31/2009              N/A              10.188 1
                      12/31/2010              10.188              10.883 60
VISB 11  2.10%
                      12/31/2009              N/A              10.204 0
                      12/31/2010              10.204              10.993 9
VISB 13  3.10%
                      12/31/2009              N/A              10.185 0
                      12/31/2010              10.185              10.863 4
VISB 14  2.25%
                      12/31/2009              N/A              10.201 0
                      12/31/2010              10.201              10.974 2
VISB 2   2.00%
                      12/31/2009              N/A              10.206 28
                      12/31/2010              10.206              11.006 327
VISB 3   2.40%
                      12/31/2009              N/A              10.198 2
                      12/31/2010              10.198              10.954 307
VISB 4   2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 33
VISB 5   2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 3
VISB 6   2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 3
VISB 7   2.50%
                      12/31/2009              N/A              10.196 10
                      12/31/2010              10.196              10.941 16
VISB 8   2.80%
                      12/31/2009              N/A              10.190 3
                      12/31/2010              10.190              10.902 61
VISB 9   2.65%
                      12/31/2009              N/A              10.193 5
                      12/31/2010              10.193              10.922 58
VISC 1   2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
VISC 10  3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 2
VISC 11  2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
VISC 12  3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 1

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13  1.75%
                      12/31/2009              N/A              10.211 18
                      12/31/2010              10.211              11.039 150
VISC 2   2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
VISC 3   2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 0
VISC 4   2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 0
VISC 5   2.15%
                      12/31/2009              N/A              10.203 0
                      12/31/2010              10.203              10.987 3
VISC 7   2.55%
                      12/31/2009              N/A              10.195 6
                      12/31/2010              10.195              10.935 1
VISC 8   2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 1
VISC 9   2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
VISI 10  2.65%
                      12/31/2009              N/A              10.193 2
                      12/31/2010              10.193              10.922 78
VISI 11  1.80%
                      12/31/2009              N/A              10.210 1
                      12/31/2010              10.210              11.033 7
VISI 13  1.95%
                      12/31/2009              N/A              10.207 0
                      12/31/2010              10.207              11.013 3
VISI 14  2.80%
                      12/31/2009              N/A              10.190 0
                      12/31/2010              10.190              10.902 15
VISI 2   1.70%
                      12/31/2009              N/A              10.212 68
                      12/31/2010              10.212              11.046 1156
VISI 3   2.10%
                      12/31/2009              N/A              10.204 0
                      12/31/2010              10.204              10.993 14
VISI 4   2.40%
                      12/31/2009              N/A              10.198 0
                      12/31/2010              10.198              10.954 12
VISI 5   2.25%
                      12/31/2009              N/A              10.201 2
                      12/31/2010              10.201              10.974 22
VISI 6   2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
VISI 7   2.20%
                      12/31/2009              N/A              10.202 1
                      12/31/2010              10.202              10.980 39
VISI 8   2.50%
                      12/31/2009              N/A              10.196 15
                      12/31/2010              10.196              10.941 242

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9   2.35%
                      12/31/2009              N/A              10.199 7
                      12/31/2010              10.199              10.961 162
VISL 1   1.65%
                      12/31/2009              N/A              10.213 136
                      12/31/2010              10.213              11.052 2484
VISL 10  2.90%
                      12/31/2009              N/A              10.189 5
                      12/31/2010              10.189              10.889 113
VISL 11  2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 3
VISL 13  3.05%
                      12/31/2009              N/A              10.186 0
                      12/31/2010              10.186              10.870 34
VISL 14  2.20%
                      12/31/2009              N/A              10.202 0
                      12/31/2010              10.202              10.980 4
VISL 2   1.95%
                      12/31/2009              N/A              10.207 28
                      12/31/2010              10.207              11.013 770
VISL 3   2.35%
                      12/31/2009              N/A              10.199 1
                      12/31/2010              10.199              10.961 40
VISL 4   2.65%
                      12/31/2009              N/A              10.193 0
                      12/31/2010              10.193              10.922 4
VISL 5   2.50%
                      12/31/2009              N/A              10.196 4
                      12/31/2010              10.196              10.941 14
VISL 6   2.80%
                      12/31/2009              N/A              10.190 4
                      12/31/2010              10.190              10.902 4
VISL 7   2.45%
                      12/31/2009              N/A              10.197 130
                      12/31/2010              10.197              10.948 150
VISL 8   2.75%
                      12/31/2009              N/A              10.191 5
                      12/31/2010              10.191              10.909 38
VISL 9   2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 44
AZL Fusion Balanced Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.025 322
                      12/31/2008              12.025              8.577 517
                      12/31/2009              8.577              10.685 666
                      12/31/2010              10.685              11.668 2973
VISB 10  2.95%
                      12/31/2007              N/A              11.629 0
                      12/31/2008              11.629              8.192 39
                      12/31/2009              8.192              10.078 323
                      12/31/2010              10.078              10.869 365
VISB 11  2.10%
                      12/31/2008              N/A              8.452 264
                      12/31/2009              8.452              10.487 700
                      12/31/2010              10.487              11.406 973

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13  3.10%
                      12/31/2009              N/A              10.008 29
                      12/31/2010              10.008              10.777 39
VISB 14  2.25%
                      12/31/2009              N/A              10.414 112
                      12/31/2010              10.414              11.309 159
VISB 2   2.00%
                      12/31/2007              N/A              11.929 87
                      12/31/2008              11.929              8.483 109
                      12/31/2009              8.483              10.536 329
                      12/31/2010              10.536              11.471 723
VISB 3   2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 391
                      12/31/2009              8.359              10.341 645
                      12/31/2010              10.341              11.213 747
VISB 4   2.70%
                      12/31/2007              N/A              11.707 0
                      12/31/2008              11.707              8.267 76
                      12/31/2009              8.267              10.197 147
                      12/31/2010              10.197              11.024 151
VISB 5   2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 79
                      12/31/2009              8.313              10.269 239
                      12/31/2010              10.269              11.118 348
VISB 6   2.85%
                      12/31/2007              N/A              11.660 0
                      12/31/2008              11.660              8.222 14
                      12/31/2009              8.222              10.125 59
                      12/31/2010              10.125              10.930 56
VISB 7   2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 473
                      12/31/2009              8.328              10.293 662
                      12/31/2010              10.293              11.150 583
VISB 8   2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 48
                      12/31/2009              8.237              10.149 425
                      12/31/2010              10.149              10.961 581
VISB 9   2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 433
                      12/31/2009              8.283              10.221 1105
                      12/31/2010              10.221              11.055 1148
VISC 1   2.45%
                      12/31/2008              N/A              8.344 18
                      12/31/2009              8.344              10.317 30
                      12/31/2010              10.317              11.181 29
VISC 10  3.00%
                      12/31/2008              N/A              8.177 10
                      12/31/2009              8.177              10.056 26
                      12/31/2010              10.056              10.839 26
VISC 11  2.30%
                      12/31/2009              N/A              10.389 9
                      12/31/2010              10.389              11.277 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.746 9
VISC 13  1.75%
                      12/31/2009              N/A              10.660 26
                      12/31/2010              10.660              11.635 309
VISC 2   2.75%
                      12/31/2008              N/A              8.252 3
                      12/31/2009              8.252              10.173 3
                      12/31/2010              10.173              10.993 5
VISC 3   2.60%
                      12/31/2008              N/A              8.298 3
                      12/31/2009              8.298              10.245 8
                      12/31/2010              10.245              11.087 9
VISC 4   2.90%
                      12/31/2008              N/A              8.207 0
                      12/31/2009              8.207              10.102 0
                      12/31/2010              10.102              10.899 0
VISC 5   2.15%
                      12/31/2008              N/A              8.437 81
                      12/31/2009              8.437              10.463 120
                      12/31/2010              10.463              11.374 215
VISC 7   2.55%
                      12/31/2008              N/A              8.313 26
                      12/31/2009              8.313              10.269 67
                      12/31/2010              10.269              11.118 66
VISC 8   2.85%
                      12/31/2008              N/A              8.222 7
                      12/31/2009              8.222              10.125 72
                      12/31/2010              10.125              10.930 76
VISC 9   2.70%
                      12/31/2008              N/A              8.267 33
                      12/31/2009              8.267              10.197 185
                      12/31/2010              10.197              11.024 175
VISI 10  2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 72
                      12/31/2009              8.283              10.221 403
                      12/31/2010              10.221              11.055 376
VISI 11  1.80%
                      12/31/2008              N/A              8.546 1350
                      12/31/2009              8.546              10.635 2498
                      12/31/2010              10.635              11.602 2833
VISI 13  1.95%
                      12/31/2009              N/A              10.561 1047
                      12/31/2010              10.561              11.503 1106
VISI 14  2.80%
                      12/31/2009              N/A              10.149 135
                      12/31/2010              10.149              10.961 134
VISI 2   1.70%
                      12/31/2007              N/A              12.025 78
                      12/31/2008              12.025              8.577 203
                      12/31/2009              8.577              10.685 552
                      12/31/2010              10.685              11.668 1755
VISI 3   2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 809
                      12/31/2009              8.452              10.487 1517
                      12/31/2010              10.487              11.406 1626

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4   2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 146
                      12/31/2009              8.359              10.341 246
                      12/31/2010              10.341              11.213 241
VISI 5   2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 443
                      12/31/2009              8.405              10.414 1030
                      12/31/2010              10.414              11.309 945
VISI 6   2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 2
                      12/31/2009              8.313              10.269 44
                      12/31/2010              10.269              11.118 49
VISI 7   2.20%
                      12/31/2007              N/A              11.865 0
                      12/31/2008              11.865              8.421 706
                      12/31/2009              8.421              10.438 1254
                      12/31/2010              10.438              11.341 1173
VISI 8   2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 341
                      12/31/2009              8.328              10.293 1882
                      12/31/2010              10.293              11.150 2043
VISI 9   2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 740
                      12/31/2009              8.374              10.365 2779
                      12/31/2010              10.365              11.245 2801
VISL 1   1.65%
                      12/31/2007              N/A              12.041 87
                      12/31/2008              12.041              8.593 127
                      12/31/2009              8.593              10.710 491
                      12/31/2010              10.710              11.701 3397
VISL 10  2.90%
                      12/31/2007              N/A              11.645 0
                      12/31/2008              11.645              8.207 28
                      12/31/2009              8.207              10.102 302
                      12/31/2010              10.102              10.899 277
VISL 11  2.05%
                      12/31/2008              N/A              8.468 598
                      12/31/2009              8.468              10.512 1247
                      12/31/2010              10.512              11.439 1389
VISL 13  3.05%
                      12/31/2009              N/A              10.031 155
                      12/31/2010              10.031              10.807 198
VISL 14  2.20%
                      12/31/2009              N/A              10.438 571
                      12/31/2010              10.438              11.341 608
VISL 2   1.95%
                      12/31/2007              N/A              11.944 41
                      12/31/2008              11.944              8.499 108
                      12/31/2009              8.499              10.561 313
                      12/31/2010              10.561              11.503 1047

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3   2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 313
                      12/31/2009              8.374              10.365 618
                      12/31/2010              10.365              11.245 716
VISL 4   2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 109
                      12/31/2009              8.283              10.221 112
                      12/31/2010              10.221              11.055 110
VISL 5   2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 294
                      12/31/2009              8.328              10.293 507
                      12/31/2010              10.293              11.150 359
VISL 6   2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 41
                      12/31/2009              8.237              10.149 56
                      12/31/2010              10.149              10.961 62
VISL 7   2.45%
                      12/31/2007              N/A              11.786 0
                      12/31/2008              11.786              8.344 526
                      12/31/2009              8.344              10.317 662
                      12/31/2010              10.317              11.181 583
VISL 8   2.75%
                      12/31/2007              N/A              11.692 0
                      12/31/2008              11.692              8.252 61
                      12/31/2009              8.252              10.173 919
                      12/31/2010              10.173              10.993 1012
VISL 9   2.60%
                      12/31/2007              N/A              11.739 0
                      12/31/2008              11.739              8.298 420
                      12/31/2009              8.298              10.245 1631
                      12/31/2010              10.245              11.087 1697
AZL Fusion Conservative Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.148 6
                      12/31/2010              10.148              11.071 482
VISB 10  2.95%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              10.907 16
VISB 11  2.10%
                      12/31/2009              N/A              10.140 0
                      12/31/2010              10.140              11.018 13
VISB 13  3.10%
                      12/31/2009              N/A              10.121 0
                      12/31/2010              10.121              10.888 0
VISB 14  2.25%
                      12/31/2009              N/A              10.137 2
                      12/31/2010              10.137              10.999 2
VISB 2   2.00%
                      12/31/2009              N/A              10.142 2
                      12/31/2010              10.142              11.031 169
VISB 3   2.40%
                      12/31/2009              N/A              10.134 0
                      12/31/2010              10.134              10.979 56

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4   2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 3
VISB 5   2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 7
VISB 6   2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 9
VISB 7   2.50%
                      12/31/2009              N/A              10.132 0
                      12/31/2010              10.132              10.966 69
VISB 8   2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 44
VISB 9   2.65%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.946 28
VISC 1   2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 6
VISC 10  3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
VISC 11  2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
VISC 12  3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
VISC 13  1.75%
                      12/31/2009              N/A              10.147 17
                      12/31/2010              10.147              11.064 101
VISC 2   2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
VISC 3   2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 39
VISC 4   2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 0
VISC 5   2.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.012 1
VISC 7   2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
VISC 8   2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 28
VISC 9   2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
VISI 10  2.65%
                      12/31/2009              N/A              10.130 13
                      12/31/2010              10.130              10.946 50

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11  1.80%
                      12/31/2009              N/A              10.146 4
                      12/31/2010              10.146              11.058 15
VISI 13  1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 10
VISI 14  2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 0
VISI 2   1.70%
                      12/31/2009              N/A              10.148 29
                      12/31/2010              10.148              11.071 620
VISI 3   2.10%
                      12/31/2009              N/A              10.140 8
                      12/31/2010              10.140              11.018 23
VISI 4   2.40%
                      12/31/2009              N/A              10.134 5
                      12/31/2010              10.134              10.979 10
VISI 5   2.25%
                      12/31/2009              N/A              10.137 1
                      12/31/2010              10.137              10.999 56
VISI 6   2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
VISI 7   2.20%
                      12/31/2009              N/A              10.138 12
                      12/31/2010              10.138              11.005 114
VISI 8   2.50%
                      12/31/2009              N/A              10.132 31
                      12/31/2010              10.132              10.966 157
VISI 9   2.35%
                      12/31/2009              N/A              10.135 9
                      12/31/2010              10.135              10.985 85
VISL 1   1.65%
                      12/31/2009              N/A              10.149 27
                      12/31/2010              10.149              11.077 1209
VISL 10  2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 2
VISL 11  2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 10
VISL 13  3.05%
                      12/31/2009              N/A              10.122 0
                      12/31/2010              10.122              10.894 1
VISL 14  2.20%
                      12/31/2009              N/A              10.138 0
                      12/31/2010              10.138              11.005 17
VISL 2   1.95%
                      12/31/2009              N/A              10.143 79
                      12/31/2010              10.143              11.038 283
VISL 3   2.35%
                      12/31/2009              N/A              10.135 0
                      12/31/2010              10.135              10.985 57
VISL 4   2.65%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.946 3

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2009              N/A              10.132 3
                      12/31/2010              10.132              10.966 46
VISL 6   2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 0
VISL 7   2.45%
                      12/31/2009              N/A              10.133 3
                      12/31/2010              10.133              10.972 62
VISL 8   2.75%
                      12/31/2009              N/A              10.128 97
                      12/31/2010              10.128              10.933 136
VISL 9   2.60%
                      12/31/2009              N/A              10.130 1
                      12/31/2010              10.130              10.953 6
AZL Fusion Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.711 1918
                      12/31/2008              12.711              7.630 2599
                      12/31/2009              7.630              9.917 351
                      12/31/2010              9.917              11.008 165
VISB 10  2.95%
                      12/31/2007              N/A              12.293 0
                      12/31/2008              12.293              7.287 117
                      12/31/2009              7.287              9.354 192
                      12/31/2010              9.354              10.254 140
VISB 11  2.10%
                      12/31/2008              N/A              7.519 172
                      12/31/2009              7.519              9.733 183
                      12/31/2010              9.733              10.761 177
VISB 13  3.10%
                      12/31/2009              N/A              9.289 1
                      12/31/2010              9.289              10.167 0
VISB 14  2.25%
                      12/31/2009              N/A              9.665 24
                      12/31/2010              9.665              10.669 30
VISB 2   2.00%
                      12/31/2007              N/A              12.609 485
                      12/31/2008              12.609              7.547 581
                      12/31/2009              7.547              9.779 132
                      12/31/2010              9.779              10.822 187
VISB 3   2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 711
                      12/31/2009              7.436              9.597 2054
                      12/31/2010              9.597              10.579 2006
VISB 4   2.70%
                      12/31/2007              N/A              12.375 0
                      12/31/2008              12.375              7.355 150
                      12/31/2009              7.355              9.464 370
                      12/31/2010              9.464              10.400 357
VISB 5   2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 252
                      12/31/2009              7.395              9.530 998
                      12/31/2010              9.530              10.489 1023

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6   2.85%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              7.314 24
                      12/31/2009              7.314              9.398 230
                      12/31/2010              9.398              10.312 225
VISB 7   2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 1135
                      12/31/2009              7.409              9.553 1753
                      12/31/2010              9.553              10.519 1735
VISB 8   2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 232
                      12/31/2009              7.328              9.420 351
                      12/31/2010              9.420              10.341 341
VISB 9   2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 926
                      12/31/2009              7.368              9.486 1395
                      12/31/2010              9.486              10.430 1264
VISC 1   2.45%
                      12/31/2008              N/A              7.423 8
                      12/31/2009              7.423              9.575 8
                      12/31/2010              9.575              10.549 7
VISC 10  3.00%
                      12/31/2008              N/A              7.275 5
                      12/31/2009              7.275              9.333 11
                      12/31/2010              9.333              10.226 5
VISC 11  2.30%
                      12/31/2009              N/A              9.642 0
                      12/31/2010              9.642              10.639 0
VISC 12  3.15%
                      12/31/2009              N/A              9.267 0
                      12/31/2010              9.267              10.138 0
VISC 13  1.75%
                      12/31/2009              N/A              9.894 0
                      12/31/2010              9.894              10.977 5
VISC 2   2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
                      12/31/2010              9.442              10.371 0
VISC 3   2.60%
                      12/31/2008              N/A              7.382 19
                      12/31/2009              7.382              9.508 20
                      12/31/2010              9.508              10.459 30
VISC 4   2.90%
                      12/31/2008              N/A              7.301 0
                      12/31/2009              7.301              9.376 0
                      12/31/2010              9.376              10.283 0
VISC 5   2.15%
                      12/31/2008              N/A              7.505 4
                      12/31/2009              7.505              9.711 4
                      12/31/2010              9.711              10.731 4
VISC 7   2.55%
                      12/31/2008              N/A              7.395 13
                      12/31/2009              7.395              9.530 21
                      12/31/2010              9.530              10.489 21

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8   2.85%
                      12/31/2008              N/A              7.314 1
                      12/31/2009              7.314              9.398 2
                      12/31/2010              9.398              10.312 1
VISC 9   2.70%
                      12/31/2008              N/A              7.355 23
                      12/31/2009              7.355              9.464 18
                      12/31/2010              9.464              10.400 27
VISI 10  2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 216
                      12/31/2009              7.368              9.486 420
                      12/31/2010              9.486              10.430 382
VISI 11  1.80%
                      12/31/2008              N/A              7.602 445
                      12/31/2009              7.602              9.871 799
                      12/31/2010              9.871              10.946 786
VISI 13  1.95%
                      12/31/2009              N/A              9.802 283
                      12/31/2010              9.802              10.853 258
VISI 14  2.80%
                      12/31/2009              N/A              9.420 17
                      12/31/2010              9.420              10.341 0
VISI 2   1.70%
                      12/31/2007              N/A              12.711 477
                      12/31/2008              12.711              7.630 556
                      12/31/2009              7.630              9.917 283
                      12/31/2010              9.917              11.008 385
VISI 3   2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 1022
                      12/31/2009              7.519              9.733 1862
                      12/31/2010              9.733              10.761 1940
VISI 4   2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 121
                      12/31/2009              7.436              9.597 350
                      12/31/2010              9.597              10.579 323
VISI 5   2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 525
                      12/31/2009              7.477              9.665 1263
                      12/31/2010              9.665              10.669 1248
VISI 6   2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 135
                      12/31/2009              7.395              9.530 171
                      12/31/2010              9.530              10.489 164
VISI 7   2.20%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.491 1884
                      12/31/2009              7.491              9.688 2644
                      12/31/2010              9.688              10.700 2742
VISI 8   2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 263
                      12/31/2009              7.409              9.553 448
                      12/31/2010              9.553              10.519 334

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9   2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 2244
                      12/31/2009              7.450              9.620 3102
                      12/31/2010              9.620              10.609 2836
VISL 1   1.65%
                      12/31/2007              N/A              12.728 982
                      12/31/2008              12.728              7.644 1126
                      12/31/2009              7.644              9.940 101
                      12/31/2010              9.940              11.039 158
VISL 10  2.90%
                      12/31/2007              N/A              12.309 0
                      12/31/2008              12.309              7.301 92
                      12/31/2009              7.301              9.376 181
                      12/31/2010              9.376              10.283 163
VISL 11  2.05%
                      12/31/2008              N/A              7.533 100
                      12/31/2009              7.533              9.756 262
                      12/31/2010              9.756              10.792 307
VISL 13  3.05%
                      12/31/2009              N/A              9.310 8
                      12/31/2010              9.310              10.196 0
VISL 14  2.20%
                      12/31/2009              N/A              9.688 62
                      12/31/2010              9.688              10.700 59
VISL 2   1.95%
                      12/31/2007              N/A              12.626 179
                      12/31/2008              12.626              7.560 499
                      12/31/2009              7.560              9.802 353
                      12/31/2010              9.802              10.853 300
VISL 3   2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 593
                      12/31/2009              7.450              9.620 1404
                      12/31/2010              9.620              10.609 1397
VISL 4   2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 55
                      12/31/2009              7.368              9.486 202
                      12/31/2010              9.486              10.430 203
VISL 5   2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 192
                      12/31/2009              7.409              9.553 723
                      12/31/2010              9.553              10.519 797
VISL 6   2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 44
                      12/31/2009              7.328              9.420 125
                      12/31/2010              9.420              10.341 128
VISL 7   2.45%
                      12/31/2007              N/A              12.458 0
                      12/31/2008              12.458              7.423 750
                      12/31/2009              7.423              9.575 900
                      12/31/2010              9.575              10.549 876

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.341 138
                      12/31/2009              7.341              9.442 370
                      12/31/2010              9.442              10.371 247
VISL 9   2.60%
                      12/31/2007              N/A              12.408 0
                      12/31/2008              12.408              7.382 617
                      12/31/2009              7.382              9.508 984
                      12/31/2010              9.508              10.459 756
AZL Fusion Moderate Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.297 437
                      12/31/2008              12.297              8.129 612
                      12/31/2009              8.129              10.344 1013
                      12/31/2010              10.344              11.364 4698
VISB 10  2.95%
                      12/31/2007              N/A              11.893 0
                      12/31/2008              11.893              7.764 78
                      12/31/2009              7.764              9.756 679
                      12/31/2010              9.756              10.585 814
VISB 11  2.10%
                      12/31/2008              N/A              8.011 40
                      12/31/2009              8.011              10.152 47
                      12/31/2010              10.152              11.108 68
VISB 13  3.10%
                      12/31/2009              N/A              9.688 343
                      12/31/2010              9.688              10.496 251
VISB 14  2.25%
                      12/31/2009              N/A              10.081 19
                      12/31/2010              10.081              11.014 25
VISB 2   2.00%
                      12/31/2007              N/A              12.199 101
                      12/31/2008              12.199              8.040 149
                      12/31/2009              8.040              10.200 555
                      12/31/2010              10.200              11.172 2033
VISB 3   2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 397
                      12/31/2009              7.923              10.011 849
                      12/31/2010              10.011              10.921 861
VISB 4   2.70%
                      12/31/2007              N/A              11.972 0
                      12/31/2008              11.972              7.836 91
                      12/31/2009              7.836              9.871 161
                      12/31/2010              9.871              10.736 160
VISB 5   2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 137
                      12/31/2009              7.879              9.941 364
                      12/31/2010              9.941              10.828 430
VISB 6   2.85%
                      12/31/2007              N/A              11.924 0
                      12/31/2008              11.924              7.793 19
                      12/31/2009              7.793              9.802 63
                      12/31/2010              9.802              10.645 68

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7   2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 550
                      12/31/2009              7.894              9.964 810
                      12/31/2010              9.964              10.859 844
VISB 8   2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 157
                      12/31/2009              7.807              9.825 1074
                      12/31/2010              9.825              10.676 1156
VISB 9   2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 390
                      12/31/2009              7.850              9.894 1719
                      12/31/2010              9.894              10.767 1791
VISC 1   2.45%
                      12/31/2008              N/A              7.908 4
                      12/31/2009              7.908              9.987 25
                      12/31/2010              9.987              10.890 24
VISC 10  3.00%
                      12/31/2008              N/A              7.750 2
                      12/31/2009              7.750              9.734 61
                      12/31/2010              9.734              10.556 46
VISC 11  2.30%
                      12/31/2009              N/A              10.057 0
                      12/31/2010              10.057              10.983 0
VISC 12  3.15%
                      12/31/2009              N/A              9.666 17
                      12/31/2010              9.666              10.466 37
VISC 13  1.75%
                      12/31/2009              N/A              10.320 56
                      12/31/2010              10.320              11.331 267
VISC 2   2.75%
                      12/31/2008              N/A              7.821 5
                      12/31/2009              7.821              9.848 5
                      12/31/2010              9.848              10.706 5
VISC 3   2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 3
                      12/31/2010              9.917              10.798 8
VISC 4   2.90%
                      12/31/2008              N/A              7.778 0
                      12/31/2009              7.778              9.779 0
                      12/31/2010              9.779              10.615 0
VISC 5   2.15%
                      12/31/2008              N/A              7.996 38
                      12/31/2009              7.996              10.129 48
                      12/31/2010              10.129              11.077 44
VISC 7   2.55%
                      12/31/2008              N/A              7.879 27
                      12/31/2009              7.879              9.941 44
                      12/31/2010              9.941              10.828 45
VISC 8   2.85%
                      12/31/2008              N/A              7.793 12
                      12/31/2009              7.793              9.802 229
                      12/31/2010              9.802              10.645 241

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9   2.70%
                      12/31/2008              N/A              7.836 35
                      12/31/2009              7.836              9.871 242
                      12/31/2010              9.871              10.736 240
VISI 10  2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 151
                      12/31/2009              7.850              9.894 1292
                      12/31/2010              9.894              10.767 1403
VISI 11  1.80%
                      12/31/2008              N/A              8.100 191
                      12/31/2009              8.100              10.296 415
                      12/31/2010              10.296              11.300 431
VISI 13  1.95%
                      12/31/2009              N/A              10.223 354
                      12/31/2010              10.223              11.203 337
VISI 14  2.80%
                      12/31/2009              N/A              9.825 875
                      12/31/2010              9.825              10.676 984
VISI 2   1.70%
                      12/31/2007              N/A              12.297 191
                      12/31/2008              12.297              8.129 220
                      12/31/2009              8.129              10.344 1427
                      12/31/2010              10.344              11.364 6415
VISI 3   2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 818
                      12/31/2009              8.011              10.152 1549
                      12/31/2010              10.152              11.108 1628
VISI 4   2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 100
                      12/31/2009              7.923              10.011 156
                      12/31/2010              10.011              10.921 194
VISI 5   2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 392
                      12/31/2009              7.966              10.081 862
                      12/31/2010              10.081              11.014 1012
VISI 6   2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 21
                      12/31/2009              7.879              9.941 124
                      12/31/2010              9.941              10.828 164
VISI 7   2.20%
                      12/31/2007              N/A              12.133 0
                      12/31/2008              12.133              7.981 1201
                      12/31/2009              7.981              10.105 2120
                      12/31/2010              10.105              11.046 2147
VISI 8   2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 226
                      12/31/2009              7.894              9.964 5677
                      12/31/2010              9.964              10.859 6042
VISI 9   2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 1033
                      12/31/2009              7.937              10.034 7060
                      12/31/2010              10.034              10.952 7290

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              12.313 463
                      12/31/2008              12.313              8.144 680
                      12/31/2009              8.144              10.368 1908
                      12/31/2010              10.368              11.396 9904
VISL 10  2.90%
                      12/31/2007              N/A              11.908 0
                      12/31/2008              11.908              7.778 63
                      12/31/2009              7.778              9.779 1160
                      12/31/2010              9.779              10.615 1359
VISL 11  2.05%
                      12/31/2008              N/A              8.026 23
                      12/31/2009              8.026              10.176 108
                      12/31/2010              10.176              11.140 121
VISL 13  3.05%
                      12/31/2009              N/A              9.711 647
                      12/31/2010              9.711              10.526 676
VISL 14  2.20%
                      12/31/2009              N/A              10.105 158
                      12/31/2010              10.105              11.046 167
VISL 2   1.95%
                      12/31/2007              N/A              12.215 61
                      12/31/2008              12.215              8.055 96
                      12/31/2009              8.055              10.223 717
                      12/31/2010              10.223              11.203 3509
VISL 3   2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 307
                      12/31/2009              7.937              10.034 803
                      12/31/2010              10.034              10.952 841
VISL 4   2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 13
                      12/31/2009              7.850              9.894 68
                      12/31/2010              9.894              10.767 143
VISL 5   2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 149
                      12/31/2009              7.894              9.964 352
                      12/31/2010              9.964              10.859 370
VISL 6   2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 6
                      12/31/2009              7.807              9.825 40
                      12/31/2010              9.825              10.676 66
VISL 7   2.45%
                      12/31/2007              N/A              12.053 0
                      12/31/2008              12.053              7.908 608
                      12/31/2009              7.908              9.987 827
                      12/31/2010              9.987              10.890 913
VISL 8   2.75%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              7.821 205
                      12/31/2009              7.821              9.848 2542
                      12/31/2010              9.848              10.706 2764

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              12.004 0
                      12/31/2008              12.004              7.865 473
                      12/31/2009              7.865              9.917 3821
                      12/31/2010              9.917              10.798 4082
AZL Gateway Fund
VISB 1  1.70%
                      12/31/2010              N/A              10.082 127
VISB 10  2.95%
                      12/31/2010              N/A              9.997 0
VISB 11  2.10%
                      12/31/2010              N/A              10.055 0
VISB 13  3.10%
                      12/31/2010              N/A              9.987 0
VISB 14  2.25%
                      12/31/2010              N/A              10.044 0
VISB 2   2.00%
                      12/31/2010              N/A              10.061 39
VISB 3   2.40%
                      12/31/2010              N/A              10.034 10
VISB 4   2.70%
                      12/31/2010              N/A              10.014 3
VISB 5   2.55%
                      12/31/2010              N/A              10.024 0
VISB 6   2.85%
                      12/31/2010              N/A              10.004 20
VISB 7   2.50%
                      12/31/2010              N/A              10.028 0
VISB 8   2.80%
                      12/31/2010              N/A              10.007 1
VISB 9   2.65%
                      12/31/2010              N/A              10.017 4
VISC 1   2.45%
                      12/31/2010              N/A              10.031 0
VISC 10  3.00%
                      12/31/2010              N/A              9.994 0
VISC 11  2.30%
                      12/31/2010              N/A              10.041 0
VISC 12  3.15%
                      12/31/2010              N/A              9.984 0
VISC 13  1.75%
                      12/31/2010              N/A              10.078 10
VISC 2   2.75%
                      12/31/2010              N/A              10.011 0
VISC 3   2.60%
                      12/31/2010              N/A              10.021 0
VISC 4   2.90%
                      12/31/2010              N/A              10.001 0
VISC 5   2.15%
                      12/31/2010              N/A              10.051 0
VISC 7   2.55%
                      12/31/2010              N/A              10.024 0
VISC 8   2.85%
                      12/31/2010              N/A              10.004 0
VISC 9   2.70%
                      12/31/2010              N/A              10.014 0
VISI 10  2.65%
                      12/31/2010              N/A              10.017 7

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11  1.80%
                      12/31/2010              N/A              10.075 6
VISI 13  1.95%
                      12/31/2010              N/A              10.065 0
VISI 14  2.80%
                      12/31/2010              N/A              10.007 2
VISI 2   1.70%
                      12/31/2010              N/A              10.082 128
VISI 3   2.10%
                      12/31/2010              N/A              10.055 14
VISI 4   2.40%
                      12/31/2010              N/A              10.034 0
VISI 5   2.25%
                      12/31/2010              N/A              10.044 4
VISI 6   2.55%
                      12/31/2010              N/A              10.024 0
VISI 7   2.20%
                      12/31/2010              N/A              10.048 4
VISI 8   2.50%
                      12/31/2010              N/A              10.028 8
VISI 9   2.35%
                      12/31/2010              N/A              10.038 8
VISL 1   1.65%
                      12/31/2010              N/A              10.085 407
VISL 10  2.90%
                      12/31/2010              N/A              10.001 5
VISL 11  2.05%
                      12/31/2010              N/A              10.058 0
VISL 13  3.05%
                      12/31/2010              N/A              9.990 0
VISL 14  2.20%
                      12/31/2010              N/A              10.048 0
VISL 2   1.95%
                      12/31/2010              N/A              10.065 111
VISL 3   2.35%
                      12/31/2010              N/A              10.038 0
VISL 4   2.65%
                      12/31/2010              N/A              10.017 0
VISL 5   2.50%
                      12/31/2010              N/A              10.028 3
VISL 6   2.80%
                      12/31/2010              N/A              10.007 0
VISL 7   2.45%
                      12/31/2010              N/A              10.031 11
VISL 8   2.75%
                      12/31/2010              N/A              10.011 21
VISL 9   2.60%
                      12/31/2010              N/A              10.021 10
AZL Growth Index Strategy Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.061 230
                      12/31/2010              10.061              11.219 1659
VISB 10  2.95%
                      12/31/2009              N/A              10.037 176
                      12/31/2010              10.037              11.053 164
VISB 11  2.10%
                      12/31/2009              N/A              10.053 105
                      12/31/2010              10.053              11.165 104

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13  3.10%
                      12/31/2009              N/A              10.034 1
                      12/31/2010              10.034              11.033 101
VISB 14  2.25%
                      12/31/2009              N/A              10.050 10
                      12/31/2010              10.050              11.145 11
VISB 2   2.00%
                      12/31/2009              N/A              10.055 117
                      12/31/2010              10.055              11.179 424
VISB 3   2.40%
                      12/31/2009              N/A              10.047 457
                      12/31/2010              10.047              11.125 474
VISB 4   2.70%
                      12/31/2009              N/A              10.042 170
                      12/31/2010              10.042              11.086 195
VISB 5   2.55%
                      12/31/2009              N/A              10.045 245
                      12/31/2010              10.045              11.105 316
VISB 6   2.85%
                      12/31/2009              N/A              10.039 190
                      12/31/2010              10.039              11.066 193
VISB 7   2.50%
                      12/31/2009              N/A              10.045 740
                      12/31/2010              10.045              11.112 694
VISB 8   2.80%
                      12/31/2009              N/A              10.040 277
                      12/31/2010              10.040              11.072 208
VISB 9   2.65%
                      12/31/2009              N/A              10.043 571
                      12/31/2010              10.043              11.092 606
VISC 1   2.45%
                      12/31/2009              N/A              10.046 29
                      12/31/2010              10.046              11.119 27
VISC 10  3.00%
                      12/31/2009              N/A              10.036 3
                      12/31/2010              10.036              11.046 3
VISC 11  2.30%
                      12/31/2009              N/A              10.049 2
                      12/31/2010              10.049              11.139 2
VISC 12  3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
VISC 13  1.75%
                      12/31/2009              N/A              10.060 25
                      12/31/2010              10.060              11.212 141
VISC 2   2.75%
                      12/31/2009              N/A              10.041 13
                      12/31/2010              10.041              11.079 16
VISC 3   2.60%
                      12/31/2009              N/A              10.044 0
                      12/31/2010              10.044              11.099 2
VISC 4   2.90%
                      12/31/2009              N/A              10.038 0
                      12/31/2010              10.038              11.059 0
VISC 5   2.15%
                      12/31/2009              N/A              10.052 2
                      12/31/2010              10.052              11.159 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7   2.55%
                      12/31/2009              N/A              10.045 23
                      12/31/2010              10.045              11.105 31
VISC 8   2.85%
                      12/31/2009              N/A              10.039 9
                      12/31/2010              10.039              11.066 5
VISC 9   2.70%
                      12/31/2009              N/A              10.042 76
                      12/31/2010              10.042              11.086 70
VISI 10  2.65%
                      12/31/2009              N/A              10.043 256
                      12/31/2010              10.043              11.092 299
VISI 11  1.80%
                      12/31/2009              N/A              10.059 319
                      12/31/2010              10.059              11.205 311
VISI 13  1.95%
                      12/31/2009              N/A              10.056 77
                      12/31/2010              10.056              11.185 89
VISI 14  2.80%
                      12/31/2009              N/A              10.040 0
                      12/31/2010              10.040              11.072 25
VISI 2   1.70%
                      12/31/2009              N/A              10.061 173
                      12/31/2010              10.061              11.219 1608
VISI 3   2.10%
                      12/31/2009              N/A              10.053 979
                      12/31/2010              10.053              11.165 947
VISI 4   2.40%
                      12/31/2009              N/A              10.047 112
                      12/31/2010              10.047              11.125 79
VISI 5   2.25%
                      12/31/2009              N/A              10.050 590
                      12/31/2010              10.050              11.145 650
VISI 6   2.55%
                      12/31/2009              N/A              10.045 18
                      12/31/2010              10.045              11.105 23
VISI 7   2.20%
                      12/31/2009              N/A              10.051 1471
                      12/31/2010              10.051              11.152 1412
VISI 8   2.50%
                      12/31/2009              N/A              10.045 249
                      12/31/2010              10.045              11.112 536
VISI 9   2.35%
                      12/31/2009              N/A              10.048 1421
                      12/31/2010              10.048              11.132 1659
VISL 1   1.65%
                      12/31/2009              N/A              10.062 125
                      12/31/2010              10.062              11.225 3759
VISL 10  2.90%
                      12/31/2009              N/A              10.038 185
                      12/31/2010              10.038              11.059 192
VISL 11  2.05%
                      12/31/2009              N/A              10.054 112
                      12/31/2010              10.054              11.172 105
VISL 13  3.05%
                      12/31/2009              N/A              10.035 14
                      12/31/2010              10.035              11.039 14

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14  2.20%
                      12/31/2009              N/A              10.051 62
                      12/31/2010              10.051              11.152 63
VISL 2   1.95%
                      12/31/2009              N/A              10.056 85
                      12/31/2010              10.056              11.185 1521
VISL 3   2.35%
                      12/31/2009              N/A              10.048 404
                      12/31/2010              10.048              11.132 454
VISL 4   2.65%
                      12/31/2009              N/A              10.043 162
                      12/31/2010              10.043              11.092 151
VISL 5   2.50%
                      12/31/2009              N/A              10.045 409
                      12/31/2010              10.045              11.112 371
VISL 6   2.80%
                      12/31/2009              N/A              10.040 34
                      12/31/2010              10.040              11.072 34
VISL 7   2.45%
                      12/31/2009              N/A              10.046 671
                      12/31/2010              10.046              11.119 662
VISL 8   2.75%
                      12/31/2009              N/A              10.041 173
                      12/31/2010              10.041              11.079 246
VISL 9   2.60%
                      12/31/2009              N/A              10.044 644
                      12/31/2010              10.044              11.099 709
AZL International Index Fund
VISB 1  1.70%
                      12/31/2009              N/A              9.755 21
                      12/31/2010              9.755              10.273 42
VISB 10  2.95%
                      12/31/2009              N/A              9.732 17
                      12/31/2010              9.732              10.121 19
VISB 11  2.10%
                      12/31/2009              N/A              9.747 17
                      12/31/2010              9.747              10.224 24
VISB 13  3.10%
                      12/31/2009              N/A              9.729 0
                      12/31/2010              9.729              10.103 0
VISB 14  2.25%
                      12/31/2009              N/A              9.745 7
                      12/31/2010              9.745              10.206 7
VISB 2   2.00%
                      12/31/2009              N/A              9.749 10
                      12/31/2010              9.749              10.236 18
VISB 3   2.40%
                      12/31/2009              N/A              9.742 61
                      12/31/2010              9.742              10.188 63
VISB 4   2.70%
                      12/31/2009              N/A              9.736 22
                      12/31/2010              9.736              10.151 29
VISB 5   2.55%
                      12/31/2009              N/A              9.739 75
                      12/31/2010              9.739              10.170 72
VISB 6   2.85%
                      12/31/2009              N/A              9.733 17
                      12/31/2010              9.733              10.133 19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7   2.50%
                      12/31/2009              N/A              9.740 124
                      12/31/2010              9.740              10.176 125
VISB 8   2.80%
                      12/31/2009              N/A              9.734 38
                      12/31/2010              9.734              10.139 54
VISB 9   2.65%
                      12/31/2009              N/A              9.737 115
                      12/31/2010              9.737              10.157 104
VISC 1   2.45%
                      12/31/2009              N/A              9.741 1
                      12/31/2010              9.741              10.182 7
VISC 10  3.00%
                      12/31/2009              N/A              9.731 1
                      12/31/2010              9.731              10.115 0
VISC 11  2.30%
                      12/31/2009              N/A              9.744 0
                      12/31/2010              9.744              10.200 0
VISC 12  3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
VISC 13  1.75%
                      12/31/2009              N/A              9.754 0
                      12/31/2010              9.754              10.267 5
VISC 2   2.75%
                      12/31/2009              N/A              9.735 2
                      12/31/2010              9.735              10.145 2
VISC 3   2.60%
                      12/31/2009              N/A              9.738 1
                      12/31/2010              9.738              10.163 25
VISC 4   2.90%
                      12/31/2009              N/A              9.732 0
                      12/31/2010              9.732              10.127 0
VISC 5   2.15%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.218 5
VISC 7   2.55%
                      12/31/2009              N/A              9.739 2
                      12/31/2010              9.739              10.170 2
VISC 8   2.85%
                      12/31/2009              N/A              9.733 14
                      12/31/2010              9.733              10.133 14
VISC 9   2.70%
                      12/31/2009              N/A              9.736 7
                      12/31/2010              9.736              10.151 7
VISI 10  2.65%
                      12/31/2009              N/A              9.737 31
                      12/31/2010              9.737              10.157 40
VISI 11  1.80%
                      12/31/2009              N/A              9.753 102
                      12/31/2010              9.753              10.261 219
VISI 13  1.95%
                      12/31/2009              N/A              9.750 69
                      12/31/2010              9.750              10.243 73
VISI 14  2.80%
                      12/31/2009              N/A              9.734 0
                      12/31/2010              9.734              10.139 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2   1.70%
                      12/31/2009              N/A              9.755 20
                      12/31/2010              9.755              10.273 67
VISI 3   2.10%
                      12/31/2009              N/A              9.747 190
                      12/31/2010              9.747              10.224 215
VISI 4   2.40%
                      12/31/2009              N/A              9.742 26
                      12/31/2010              9.742              10.188 27
VISI 5   2.25%
                      12/31/2009              N/A              9.745 158
                      12/31/2010              9.745              10.206 141
VISI 6   2.55%
                      12/31/2009              N/A              9.739 13
                      12/31/2010              9.739              10.170 7
VISI 7   2.20%
                      12/31/2009              N/A              9.746 170
                      12/31/2010              9.746              10.212 190
VISI 8   2.50%
                      12/31/2009              N/A              9.740 24
                      12/31/2010              9.740              10.176 32
VISI 9   2.35%
                      12/31/2009              N/A              9.743 247
                      12/31/2010              9.743              10.194 232
VISL 1   1.65%
                      12/31/2009              N/A              9.756 21
                      12/31/2010              9.756              10.279 73
VISL 10  2.90%
                      12/31/2009              N/A              9.732 19
                      12/31/2010              9.732              10.127 16
VISL 11  2.05%
                      12/31/2009              N/A              9.748 19
                      12/31/2010              9.748              10.230 25
VISL 13  3.05%
                      12/31/2009              N/A              9.730 1
                      12/31/2010              9.730              10.109 0
VISL 14  2.20%
                      12/31/2009              N/A              9.746 6
                      12/31/2010              9.746              10.212 28
VISL 2   1.95%
                      12/31/2009              N/A              9.750 6
                      12/31/2010              9.750              10.243 30
VISL 3   2.35%
                      12/31/2009              N/A              9.743 87
                      12/31/2010              9.743              10.194 88
VISL 4   2.65%
                      12/31/2009              N/A              9.737 28
                      12/31/2010              9.737              10.157 45
VISL 5   2.50%
                      12/31/2009              N/A              9.740 48
                      12/31/2010              9.740              10.176 52
VISL 6   2.80%
                      12/31/2009              N/A              9.734 2
                      12/31/2010              9.734              10.139 3
VISL 7   2.45%
                      12/31/2009              N/A              9.741 109
                      12/31/2010              9.741              10.182 96

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2009              N/A              9.735 45
                      12/31/2010              9.735              10.145 25
VISL 9   2.60%
                      12/31/2009              N/A              9.738 146
                      12/31/2010              9.738              10.163 64
AZL Invesco Equity and Income Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.691 423
                      12/31/2008              12.691              9.492 446
                      12/31/2009              9.492              11.465 367
                      12/31/2010              11.465              12.595 1024
VISB 10  2.95%
                      12/31/2007              N/A              12.122 0
                      12/31/2008              12.122              8.954 16
                      12/31/2009              8.954              10.680 129
                      12/31/2010              10.680              11.587 148
VISB 11  2.10%
                      12/31/2008              N/A              9.317 3
                      12/31/2009              9.317              11.207 9
                      12/31/2010              11.207              12.263 6
VISB 13  3.10%
                      12/31/2009              N/A              10.590 48
                      12/31/2010              10.590              11.472 60
VISB 14  2.25%
                      12/31/2009              N/A              11.112 30
                      12/31/2010              11.112              12.141 36
VISB 2   2.00%
                      12/31/2007              N/A              12.552 104
                      12/31/2008              12.552              9.360 72
                      12/31/2009              9.360              11.271 124
                      12/31/2010              11.271              12.345 269
VISB 3   2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 50
                      12/31/2009              9.187              11.018 279
                      12/31/2010              11.018              12.020 245
VISB 4   2.70%
                      12/31/2007              N/A              12.234 0
                      12/31/2008              12.234              9.059 15
                      12/31/2009              9.059              10.832 47
                      12/31/2010              10.832              11.782 109
VISB 5   2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 23
                      12/31/2009              9.123              10.925 79
                      12/31/2010              10.925              11.900 99
VISB 6   2.85%
                      12/31/2007              N/A              12.167 0
                      12/31/2008              12.167              8.996 5
                      12/31/2009              8.996              10.740 24
                      12/31/2010              10.740              11.664 19
VISB 7   2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 102
                      12/31/2009              9.144              10.956 162
                      12/31/2010              10.956              11.940 173

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 11
                      12/31/2009              9.017              10.771 250
                      12/31/2010              10.771              11.703 365
VISB 9   2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 41
                      12/31/2009              9.080              10.863 470
                      12/31/2010              10.863              11.821 495
VISC 1   2.45%
                      12/31/2008              N/A              9.165 5
                      12/31/2009              9.165              10.987 6
                      12/31/2010              10.987              11.980 6
VISC 10  3.00%
                      12/31/2008              N/A              8.934 0
                      12/31/2009              8.934              10.650 6
                      12/31/2010              10.650              11.549 14
VISC 11  2.30%
                      12/31/2009              N/A              11.081 3
                      12/31/2010              11.081              12.100 3
VISC 12  3.15%
                      12/31/2009              N/A              10.560 5
                      12/31/2010              10.560              11.434 8
VISC 13  1.75%
                      12/31/2009              N/A              11.423 22
                      12/31/2010              11.423              12.543 104
VISC 2   2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 0
                      12/31/2010              10.802              11.742 0
VISC 3   2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 2
                      12/31/2010              10.894              11.861 2
VISC 4   2.90%
                      12/31/2008              N/A              8.975 0
                      12/31/2009              8.975              10.710 0
                      12/31/2010              10.710              11.625 0
VISC 5   2.15%
                      12/31/2008              N/A              9.295 1
                      12/31/2009              9.295              11.176 2
                      12/31/2010              11.176              12.223 2
VISC 7   2.55%
                      12/31/2008              N/A              9.123 6
                      12/31/2009              9.123              10.925 4
                      12/31/2010              10.925              11.900 7
VISC 8   2.85%
                      12/31/2008              N/A              8.996 1
                      12/31/2009              8.996              10.740 42
                      12/31/2010              10.740              11.664 40
VISC 9   2.70%
                      12/31/2008              N/A              9.059 13
                      12/31/2009              9.059              10.832 50
                      12/31/2010              10.832              11.782 48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 55
                      12/31/2009              9.080              10.863 401
                      12/31/2010              10.863              11.821 412
VISI 11  1.80%
                      12/31/2008              N/A              9.448 82
                      12/31/2009              9.448              11.400 153
                      12/31/2010              11.400              12.511 164
VISI 13  1.95%
                      12/31/2009              N/A              11.303 136
                      12/31/2010              11.303              12.387 126
VISI 14  2.80%
                      12/31/2009              N/A              10.771 134
                      12/31/2010              10.771              11.703 138
VISI 2   1.70%
                      12/31/2007              N/A              12.691 98
                      12/31/2008              12.691              9.492 112
                      12/31/2009              9.492              11.465 199
                      12/31/2010              11.465              12.595 961
VISI 3   2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 196
                      12/31/2009              9.317              11.207 489
                      12/31/2010              11.207              12.263 483
VISI 4   2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 25
                      12/31/2009              9.187              11.018 66
                      12/31/2010              11.018              12.020 63
VISI 5   2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 284
                      12/31/2009              9.252              11.112 532
                      12/31/2010              11.112              12.141 596
VISI 6   2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 14
                      12/31/2009              9.123              10.925 70
                      12/31/2010              10.925              11.900 77
VISI 7   2.20%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              9.273 238
                      12/31/2009              9.273              11.144 411
                      12/31/2010              11.144              12.182 384
VISI 8   2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 58
                      12/31/2009              9.144              10.956 1446
                      12/31/2010              10.956              11.940 1523
VISI 9   2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 224
                      12/31/2009              9.208              11.050 1489
                      12/31/2010              11.050              12.060 1488

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              12.715 146
                      12/31/2008              12.715              9.515 135
                      12/31/2009              9.515              11.497 252
                      12/31/2010              11.497              12.637 1497
VISL 10  2.90%
                      12/31/2007              N/A              12.144 0
                      12/31/2008              12.144              8.975 31
                      12/31/2009              8.975              10.710 361
                      12/31/2010              10.710              11.625 364
VISL 11  2.05%
                      12/31/2008              N/A              9.339 27
                      12/31/2009              9.339              11.240 104
                      12/31/2010              11.240              12.305 126
VISL 13  3.05%
                      12/31/2009              N/A              10.620 211
                      12/31/2010              10.620              11.510 245
VISL 14  2.20%
                      12/31/2009              N/A              11.144 56
                      12/31/2010              11.144              12.182 59
VISL 2   1.95%
                      12/31/2007              N/A              12.575 187
                      12/31/2008              12.575              9.382 197
                      12/31/2009              9.382              11.303 128
                      12/31/2010              11.303              12.387 573
VISL 3   2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 90
                      12/31/2009              9.208              11.050 155
                      12/31/2010              11.050              12.060 148
VISL 4   2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 36
                      12/31/2009              9.080              10.863 63
                      12/31/2010              10.863              11.821 84
VISL 5   2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 79
                      12/31/2009              9.144              10.956 182
                      12/31/2010              10.956              11.940 189
VISL 6   2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 20
                      12/31/2009              9.017              10.771 60
                      12/31/2010              10.771              11.703 64
VISL 7   2.45%
                      12/31/2007              N/A              12.347 0
                      12/31/2008              12.347              9.165 95
                      12/31/2009              9.165              10.987 138
                      12/31/2010              10.987              11.980 127
VISL 8   2.75%
                      12/31/2007              N/A              12.211 0
                      12/31/2008              12.211              9.038 12
                      12/31/2009              9.038              10.802 488
                      12/31/2010              10.802              11.742 592

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              12.279 0
                      12/31/2008              12.279              9.101 94
                      12/31/2009              9.101              10.894 791
                      12/31/2010              10.894              11.861 769
AZL Invesco Growth and Income Fund
VISB 1  1.70%
                      12/31/2007              N/A              14.008 117
                      12/31/2008              14.008              9.246 175
                      12/31/2009              9.246              11.240 86
                      12/31/2010              11.240              12.418 98
VISB 10  2.95%
                      12/31/2007              N/A              12.887 0
                      12/31/2008              12.887              8.400 10
                      12/31/2009              8.400              10.085 15
                      12/31/2010              10.085              11.003 20
VISB 11  2.10%
                      12/31/2008              N/A              8.967 3
                      12/31/2009              8.967              10.857 9
                      12/31/2010              10.857              11.946 11
VISB 13  3.10%
                      12/31/2009              N/A              9.954 0
                      12/31/2010              9.954              10.844 0
VISB 14  2.25%
                      12/31/2009              N/A              10.716 57
                      12/31/2010              10.716              11.774 54
VISB 2   2.00%
                      12/31/2007              N/A              13.730 77
                      12/31/2008              13.730              9.036 134
                      12/31/2009              9.036              10.951 19
                      12/31/2010              10.951              12.062 30
VISB 3   2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 89
                      12/31/2009              8.763              10.578 160
                      12/31/2010              10.578              11.604 113
VISB 4   2.70%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              8.563 13
                      12/31/2009              8.563              10.306 27
                      12/31/2010              10.306              11.272 25
VISB 5   2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 20
                      12/31/2009              8.662              10.441 44
                      12/31/2010              10.441              11.437 47
VISB 6   2.85%
                      12/31/2007              N/A              12.973 0
                      12/31/2008              12.973              8.465 7
                      12/31/2009              8.465              10.173 8
                      12/31/2010              10.173              11.110 13
VISB 7   2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 32
                      12/31/2009              8.696              10.486 91
                      12/31/2010              10.486              11.492 93

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 15
                      12/31/2009              8.498              10.217 38
                      12/31/2010              10.217              11.164 24
VISB 9   2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 36
                      12/31/2009              8.596              10.351 50
                      12/31/2010              10.351              11.327 51
VISC 1   2.45%
                      12/31/2008              N/A              8.729 1
                      12/31/2009              8.729              10.532 1
                      12/31/2010              10.532              11.548 2
VISC 10  3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 0
                      12/31/2010              10.041              10.950 2
VISC 11  2.30%
                      12/31/2009              N/A              10.670 4
                      12/31/2010              10.670              11.717 0
VISC 12  3.15%
                      12/31/2009              N/A              9.911 0
                      12/31/2010              9.911              10.792 0
VISC 13  1.75%
                      12/31/2009              N/A              11.182 1
                      12/31/2010              11.182              12.348 6
VISC 2   2.75%
                      12/31/2008              N/A              8.530 5
                      12/31/2009              8.530              10.261 5
                      12/31/2010              10.261              11.218 5
VISC 3   2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 0
                      12/31/2010              10.396              11.382 1
VISC 4   2.90%
                      12/31/2008              N/A              8.433 0
                      12/31/2009              8.433              10.128 0
                      12/31/2010              10.128              11.056 0
VISC 5   2.15%
                      12/31/2008              N/A              8.932 2
                      12/31/2009              8.932              10.810 12
                      12/31/2010              10.810              11.888 23
VISC 7   2.55%
                      12/31/2008              N/A              8.662 1
                      12/31/2009              8.662              10.441 1
                      12/31/2010              10.441              11.437 1
VISC 8   2.85%
                      12/31/2008              N/A              8.465 1
                      12/31/2009              8.465              10.173 1
                      12/31/2010              10.173              11.110 1
VISC 9   2.70%
                      12/31/2008              N/A              8.563 6
                      12/31/2009              8.563              10.306 9
                      12/31/2010              10.306              11.272 21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 18
                      12/31/2009              8.596              10.351 63
                      12/31/2010              10.351              11.327 53
VISI 11  1.80%
                      12/31/2008              N/A              9.176 74
                      12/31/2009              9.176              11.143 214
                      12/31/2010              11.143              12.298 241
VISI 13  1.95%
                      12/31/2009              N/A              10.999 154
                      12/31/2010              10.999              12.121 178
VISI 14  2.80%
                      12/31/2009              N/A              10.217 5
                      12/31/2010              10.217              11.164 0
VISI 2   1.70%
                      12/31/2007              N/A              14.008 24
                      12/31/2008              14.008              9.246 34
                      12/31/2009              9.246              11.240 19
                      12/31/2010              11.240              12.418 82
VISI 3   2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 110
                      12/31/2009              8.967              10.857 227
                      12/31/2010              10.857              11.946 239
VISI 4   2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 9
                      12/31/2009              8.763              10.578 22
                      12/31/2010              10.578              11.604 22
VISI 5   2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 88
                      12/31/2009              8.864              10.716 173
                      12/31/2010              10.716              11.774 208
VISI 6   2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 6
                      12/31/2009              8.662              10.441 16
                      12/31/2010              10.441              11.437 19
VISI 7   2.20%
                      12/31/2007              N/A              13.548 0
                      12/31/2008              13.548              8.898 133
                      12/31/2009              8.898              10.763 245
                      12/31/2010              10.763              11.831 251
VISI 8   2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 46
                      12/31/2009              8.696              10.486 69
                      12/31/2010              10.486              11.492 74
VISI 9   2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 120
                      12/31/2009              8.796              10.624 236
                      12/31/2010              10.624              11.660 230

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              14.055 31
                      12/31/2008              14.055              9.282 46
                      12/31/2009              9.282              11.289 18
                      12/31/2010              11.289              12.478 103
VISL 10  2.90%
                      12/31/2007              N/A              12.930 0
                      12/31/2008              12.930              8.433 16
                      12/31/2009              8.433              10.128 49
                      12/31/2010              10.128              11.056 39
VISL 11  2.05%
                      12/31/2008              N/A              9.001 35
                      12/31/2009              9.001              10.904 132
                      12/31/2010              10.904              12.004 155
VISL 13  3.05%
                      12/31/2009              N/A              9.997 1
                      12/31/2010              9.997              10.897 0
VISL 14  2.20%
                      12/31/2009              N/A              10.763 31
                      12/31/2010              10.763              11.831 31
VISL 2   1.95%
                      12/31/2007              N/A              13.776 8
                      12/31/2008              13.776              9.071 22
                      12/31/2009              9.071              10.999 11
                      12/31/2010              10.999              12.121 71
VISL 3   2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 53
                      12/31/2009              8.796              10.624 87
                      12/31/2010              10.624              11.660 93
VISL 4   2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 7
                      12/31/2009              8.596              10.351 11
                      12/31/2010              10.351              11.327 11
VISL 5   2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 25
                      12/31/2009              8.696              10.486 50
                      12/31/2010              10.486              11.492 45
VISL 6   2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 1
                      12/31/2009              8.498              10.217 10
                      12/31/2010              10.217              11.164 11
VISL 7   2.45%
                      12/31/2007              N/A              13.324 0
                      12/31/2008              13.324              8.729 43
                      12/31/2009              8.729              10.532 92
                      12/31/2010              10.532              11.548 98
VISL 8   2.75%
                      12/31/2007              N/A              13.060 0
                      12/31/2008              13.060              8.530 11
                      12/31/2009              8.530              10.261 37
                      12/31/2010              10.261              11.218 29

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              13.191 0
                      12/31/2008              13.191              8.629 44
                      12/31/2009              8.629              10.396 74
                      12/31/2010              10.396              11.382 80
AZL Invesco International Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              19.496 221
                      12/31/2008              19.496              11.211 313
                      12/31/2009              11.211              14.805 142
                      12/31/2010              14.805              16.378 109
VISB 10  2.95%
                      12/31/2007              N/A              18.161 0
                      12/31/2008              18.161              10.313 27
                      12/31/2009              10.313              13.450 106
                      12/31/2010              13.450              14.694 88
VISB 11  2.10%
                      12/31/2008              N/A              10.915 35
                      12/31/2009              10.915              14.357 56
                      12/31/2010              14.357              15.819 49
VISB 13  3.10%
                      12/31/2009              N/A              13.296 1
                      12/31/2010              13.296              14.504 0
VISB 14  2.25%
                      12/31/2009              N/A              14.193 36
                      12/31/2010              14.193              15.615 34
VISB 2   2.00%
                      12/31/2007              N/A              19.167 92
                      12/31/2008              19.167              10.988 77
                      12/31/2009              10.988              14.468 39
                      12/31/2010              14.468              15.957 37
VISB 3   2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 96
                      12/31/2009              10.699              14.030 395
                      12/31/2010              14.030              15.413 371
VISB 4   2.70%
                      12/31/2007              N/A              18.420 0
                      12/31/2008              18.420              10.487 25
                      12/31/2009              10.487              13.711 98
                      12/31/2010              13.711              15.017 95
VISB 5   2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 55
                      12/31/2009              10.592              13.870 378
                      12/31/2010              13.870              15.213 379
VISB 6   2.85%
                      12/31/2007              N/A              18.264 0
                      12/31/2008              18.264              10.382 10
                      12/31/2009              10.382              13.554 33
                      12/31/2010              13.554              14.822 31
VISB 7   2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 86
                      12/31/2009              10.628              13.923 258
                      12/31/2010              13.923              15.280 263

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 32
                      12/31/2009              10.417              13.606 106
                      12/31/2010              13.606              14.887 115
VISB 9   2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 93
                      12/31/2009              10.522              13.764 294
                      12/31/2010              13.764              15.082 235
VISC 1   2.45%
                      12/31/2008              N/A              10.663 3
                      12/31/2009              10.663              13.977 7
                      12/31/2010              13.977              15.346 4
VISC 10  3.00%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              13.399 0
                      12/31/2010              13.399              14.631 0
VISC 11  2.30%
                      12/31/2009              N/A              14.138 1
                      12/31/2010              14.138              15.547 1
VISC 12  3.15%
                      12/31/2009              N/A              13.245 0
                      12/31/2010              13.245              14.442 0
VISC 13  1.75%
                      12/31/2009              N/A              14.737 4
                      12/31/2010              14.737              16.294 12
VISC 2   2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 2
                      12/31/2010              13.658              14.952 1
VISC 3   2.60%
                      12/31/2008              N/A              10.557 2
                      12/31/2009              10.557              13.817 5
                      12/31/2010              13.817              15.148 3
VISC 4   2.90%
                      12/31/2008              N/A              10.347 0
                      12/31/2009              10.347              13.502 0
                      12/31/2010              13.502              14.758 0
VISC 5   2.15%
                      12/31/2008              N/A              10.879 3
                      12/31/2009              10.879              14.302 18
                      12/31/2010              14.302              15.751 13
VISC 7   2.55%
                      12/31/2008              N/A              10.592 3
                      12/31/2009              10.592              13.870 18
                      12/31/2010              13.870              15.213 11
VISC 8   2.85%
                      12/31/2008              N/A              10.382 1
                      12/31/2009              10.382              13.554 2
                      12/31/2010              13.554              14.822 2
VISC 9   2.70%
                      12/31/2008              N/A              10.487 4
                      12/31/2009              10.487              13.711 24
                      12/31/2010              13.711              15.017 24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 16
                      12/31/2009              10.522              13.764 82
                      12/31/2010              13.764              15.082 65
VISI 11  1.80%
                      12/31/2008              N/A              11.136 77
                      12/31/2009              11.136              14.692 304
                      12/31/2010              14.692              16.236 343
VISI 13  1.95%
                      12/31/2009              N/A              14.524 124
                      12/31/2010              14.524              16.027 148
VISI 14  2.80%
                      12/31/2009              N/A              13.606 7
                      12/31/2010              13.606              14.887 0
VISI 2   1.70%
                      12/31/2007              N/A              19.496 54
                      12/31/2008              19.496              11.211 59
                      12/31/2009              11.211              14.805 45
                      12/31/2010              14.805              16.378 80
VISI 3   2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 103
                      12/31/2009              10.915              14.357 426
                      12/31/2010              14.357              15.819 432
VISI 4   2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 18
                      12/31/2009              10.699              14.030 86
                      12/31/2010              14.030              15.413 84
VISI 5   2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 102
                      12/31/2009              10.806              14.193 422
                      12/31/2010              14.193              15.615 414
VISI 6   2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 3
                      12/31/2009              10.592              13.870 19
                      12/31/2010              13.870              15.213 25
VISI 7   2.20%
                      12/31/2007              N/A              18.950 0
                      12/31/2008              18.950              10.843 252
                      12/31/2009              10.843              14.247 558
                      12/31/2010              14.247              15.683 555
VISI 8   2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 42
                      12/31/2009              10.628              13.923 153
                      12/31/2010              13.923              15.280 114
VISI 9   2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 223
                      12/31/2009              10.735              14.084 515
                      12/31/2010              14.084              15.480 465

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              19.551 76
                      12/31/2008              19.551              11.248 157
                      12/31/2009              11.248              14.862 79
                      12/31/2010              14.862              16.449 129
VISL 10  2.90%
                      12/31/2007              N/A              18.212 0
                      12/31/2008              18.212              10.347 23
                      12/31/2009              10.347              13.502 78
                      12/31/2010              13.502              14.758 67
VISL 11  2.05%
                      12/31/2008              N/A              10.952 12
                      12/31/2009              10.952              14.412 108
                      12/31/2010              14.412              15.888 124
VISL 13  3.05%
                      12/31/2009              N/A              13.347 13
                      12/31/2010              13.347              14.567 0
VISL 14  2.20%
                      12/31/2009              N/A              14.247 30
                      12/31/2010              14.247              15.683 31
VISL 2   1.95%
                      12/31/2007              N/A              19.221 42
                      12/31/2008              19.221              11.025 46
                      12/31/2009              11.025              14.524 26
                      12/31/2010              14.524              16.027 28
VISL 3   2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 56
                      12/31/2009              10.735              14.084 187
                      12/31/2010              14.084              15.480 178
VISL 4   2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 11
                      12/31/2009              10.522              13.764 66
                      12/31/2010              13.764              15.082 72
VISL 5   2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 25
                      12/31/2009              10.628              13.923 159
                      12/31/2010              13.923              15.280 148
VISL 6   2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 3
                      12/31/2009              10.417              13.606 21
                      12/31/2010              13.606              14.887 34
VISL 7   2.45%
                      12/31/2007              N/A              18.683 0
                      12/31/2008              18.683              10.663 79
                      12/31/2009              10.663              13.977 155
                      12/31/2010              13.977              15.346 162
VISL 8   2.75%
                      12/31/2007              N/A              18.368 0
                      12/31/2008              18.368              10.452 22
                      12/31/2009              10.452              13.658 79
                      12/31/2010              13.658              14.952 66

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              18.525 0
                      12/31/2008              18.525              10.557 82
                      12/31/2009              10.557              13.817 155
                      12/31/2010              13.817              15.148 175
AZL JPMorgan International Opportunities Fund
VISB 1  1.70%
                      12/31/2007              N/A              19.090 152
                      12/31/2008              19.090              13.407 192
                      12/31/2009              13.407              16.650 81
                      12/31/2010              16.650              17.343 77
VISB 10  2.95%
                      12/31/2007              N/A              18.006 0
                      12/31/2008              18.006              12.488 6
                      12/31/2009              12.488              15.317 16
                      12/31/2010              15.317              15.756 10
VISB 11  2.10%
                      12/31/2008              N/A              13.105 39
                      12/31/2009              13.105              16.211 115
                      12/31/2010              16.211              16.818 141
VISB 13  3.10%
                      12/31/2009              N/A              15.164 0
                      12/31/2010              15.164              15.575 0
VISB 14  2.25%
                      12/31/2009              N/A              16.049 49
                      12/31/2010              16.049              16.626 58
VISB 2   2.00%
                      12/31/2007              N/A              18.824 48
                      12/31/2008              18.824              13.180 28
                      12/31/2009              13.180              16.320 29
                      12/31/2010              16.320              16.948 35
VISB 3   2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 58
                      12/31/2009              12.884              15.890 196
                      12/31/2010              15.890              16.435 192
VISB 4   2.70%
                      12/31/2007              N/A              18.218 0
                      12/31/2008              18.218              12.667 7
                      12/31/2009              12.667              15.574 53
                      12/31/2010              15.574              16.061 61
VISB 5   2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 20
                      12/31/2009              12.775              15.731 117
                      12/31/2010              15.731              16.247 129
VISB 6   2.85%
                      12/31/2007              N/A              18.091 0
                      12/31/2008              18.091              12.559 4
                      12/31/2009              12.559              15.419 11
                      12/31/2010              15.419              15.877 12
VISB 7   2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 81
                      12/31/2009              12.811              15.784 184
                      12/31/2010              15.784              16.310 201

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 14
                      12/31/2009              12.595              15.471 55
                      12/31/2010              15.471              15.938 49
VISB 9   2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 69
                      12/31/2009              12.703              15.626 169
                      12/31/2010              15.626              16.123 157
VISC 1   2.45%
                      12/31/2008              N/A              12.848 4
                      12/31/2009              12.848              15.837 9
                      12/31/2010              15.837              16.372 13
VISC 10  3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 1
                      12/31/2010              15.265              15.695 2
VISC 11  2.30%
                      12/31/2009              N/A              15.996 5
                      12/31/2010              15.996              16.562 4
VISC 12  3.15%
                      12/31/2009              N/A              15.113 0
                      12/31/2010              15.113              15.516 0
VISC 13  1.75%
                      12/31/2009              N/A              16.581 1
                      12/31/2010              16.581              17.263 4
VISC 2   2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 1
                      12/31/2010              15.522              16.000 1
VISC 3   2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 2
                      12/31/2010              15.679              16.185 3
VISC 4   2.90%
                      12/31/2008              N/A              12.524 0
                      12/31/2009              12.524              15.368 0
                      12/31/2010              15.368              15.816 0
VISC 5   2.15%
                      12/31/2008              N/A              13.068 1
                      12/31/2009              13.068              16.157 9
                      12/31/2010              16.157              16.754 4
VISC 7   2.55%
                      12/31/2008              N/A              12.775 5
                      12/31/2009              12.775              15.731 21
                      12/31/2010              15.731              16.247 16
VISC 8   2.85%
                      12/31/2008              N/A              12.559 1
                      12/31/2009              12.559              15.419 7
                      12/31/2010              15.419              15.877 7
VISC 9   2.70%
                      12/31/2008              N/A              12.667 10
                      12/31/2009              12.667              15.574 34
                      12/31/2010              15.574              16.061 30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 24
                      12/31/2009              12.703              15.626 73
                      12/31/2010              15.626              16.123 56
VISI 11  1.80%
                      12/31/2008              N/A              13.331 95
                      12/31/2009              13.331              16.539 304
                      12/31/2010              16.539              17.210 317
VISI 13  1.95%
                      12/31/2009              N/A              16.374 140
                      12/31/2010              16.374              17.013 152
VISI 14  2.80%
                      12/31/2009              N/A              15.471 0
                      12/31/2010              15.471              15.938 0
VISI 2   1.70%
                      12/31/2007              N/A              19.090 60
                      12/31/2008              19.090              13.407 83
                      12/31/2009              13.407              16.650 34
                      12/31/2010              16.650              17.343 55
VISI 3   2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 168
                      12/31/2009              13.105              16.211 427
                      12/31/2010              16.211              16.818 464
VISI 4   2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 24
                      12/31/2009              12.884              15.890 53
                      12/31/2010              15.890              16.435 53
VISI 5   2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 159
                      12/31/2009              12.994              16.049 317
                      12/31/2010              16.049              16.626 357
VISI 6   2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 12
                      12/31/2009              12.775              15.731 34
                      12/31/2010              15.731              16.247 27
VISI 7   2.20%
                      12/31/2007              N/A              18.649 0
                      12/31/2008              18.649              13.031 175
                      12/31/2009              13.031              16.103 432
                      12/31/2010              16.103              16.690 446
VISI 8   2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 44
                      12/31/2009              12.811              15.784 96
                      12/31/2010              15.784              16.310 96
VISI 9   2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 179
                      12/31/2009              12.921              15.943 415
                      12/31/2010              15.943              16.499 360

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              19.135 86
                      12/31/2008              19.135              13.445 84
                      12/31/2009              13.445              16.706 20
                      12/31/2010              16.706              17.410 51
VISL 10  2.90%
                      12/31/2007              N/A              18.049 0
                      12/31/2008              18.049              12.524 27
                      12/31/2009              12.524              15.368 56
                      12/31/2010              15.368              15.816 49
VISL 11  2.05%
                      12/31/2008              N/A              13.143 18
                      12/31/2009              13.143              16.265 125
                      12/31/2010              16.265              16.883 141
VISL 13  3.05%
                      12/31/2009              N/A              15.215 6
                      12/31/2010              15.215              15.635 0
VISL 14  2.20%
                      12/31/2009              N/A              16.103 21
                      12/31/2010              16.103              16.690 27
VISL 2   1.95%
                      12/31/2007              N/A              18.868 48
                      12/31/2008              18.868              13.218 60
                      12/31/2009              13.218              16.374 16
                      12/31/2010              16.374              17.013 19
VISL 3   2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 51
                      12/31/2009              12.921              15.943 132
                      12/31/2010              15.943              16.499 137
VISL 4   2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 8
                      12/31/2009              12.703              15.626 22
                      12/31/2010              15.626              16.123 25
VISL 5   2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 48
                      12/31/2009              12.811              15.784 141
                      12/31/2010              15.784              16.310 137
VISL 6   2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 7
                      12/31/2009              12.595              15.471 42
                      12/31/2010              15.471              15.938 43
VISL 7   2.45%
                      12/31/2007              N/A              18.432 0
                      12/31/2008              18.432              12.848 99
                      12/31/2009              12.848              15.837 179
                      12/31/2010              15.837              16.372 185
VISL 8   2.75%
                      12/31/2007              N/A              18.176 0
                      12/31/2008              18.176              12.631 16
                      12/31/2009              12.631              15.522 34
                      12/31/2010              15.522              16.000 27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              18.303 0
                      12/31/2008              18.303              12.739 58
                      12/31/2009              12.739              15.679 142
                      12/31/2010              15.679              16.185 192
AZL JPMorgan U.S. Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.798 99
                      12/31/2008              12.798              7.715 96
                      12/31/2009              7.715              10.142 24
                      12/31/2010              10.142              11.264 73
VISB 10  2.95%
                      12/31/2007              N/A              12.224 0
                      12/31/2008              12.224              7.277 17
                      12/31/2009              7.277              9.447 33
                      12/31/2010              9.447              10.362 27
VISB 11  2.10%
                      12/31/2008              N/A              7.572 6
                      12/31/2009              7.572              9.914 11
                      12/31/2010              9.914              10.967 12
VISB 13  3.10%
                      12/31/2009              N/A              9.368 0
                      12/31/2010              9.368              10.259 0
VISB 14  2.25%
                      12/31/2009              N/A              9.830 8
                      12/31/2010              9.830              10.858 8
VISB 2   2.00%
                      12/31/2007              N/A              12.657 18
                      12/31/2008              12.657              7.607 23
                      12/31/2009              7.607              9.971 8
                      12/31/2010              9.971              11.041 21
VISB 3   2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 28
                      12/31/2009              7.467              9.747 139
                      12/31/2010              9.747              10.750 160
VISB 4   2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              7.363 3
                      12/31/2009              7.363              9.582 19
                      12/31/2010              9.582              10.537 16
VISB 5   2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 38
                      12/31/2009              7.414              9.664 98
                      12/31/2010              9.664              10.643 92
VISB 6   2.85%
                      12/31/2007              N/A              12.268 0
                      12/31/2008              12.268              7.311 1
                      12/31/2009              7.311              9.501 5
                      12/31/2010              9.501              10.432 4
VISB 7   2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 57
                      12/31/2009              7.432              9.692 92
                      12/31/2010              9.692              10.678 97

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 33
                      12/31/2009              7.328              9.528 52
                      12/31/2010              9.528              10.467 49
VISB 9   2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 25
                      12/31/2009              7.380              9.610 78
                      12/31/2010              9.610              10.572 70
VISC 1   2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 3
                      12/31/2010              9.719              10.714 4
VISC 10  3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
VISC 11  2.30%
                      12/31/2009              N/A              9.802 0
                      12/31/2010              9.802              10.822 0
VISC 12  3.15%
                      12/31/2009              N/A              9.341 0
                      12/31/2010              9.341              10.225 0
VISC 13  1.75%
                      12/31/2009              N/A              10.105 0
                      12/31/2010              10.105              11.217 1
VISC 2   2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
                      12/31/2010              9.555              10.502 0
VISC 3   2.60%
                      12/31/2008              N/A              7.397 1
                      12/31/2009              7.397              9.637 0
                      12/31/2010              9.637              10.607 1
VISC 4   2.90%
                      12/31/2008              N/A              7.294 0
                      12/31/2009              7.294              9.474 0
                      12/31/2010              9.474              10.397 0
VISC 5   2.15%
                      12/31/2008              N/A              7.555 0
                      12/31/2009              7.555              9.887 14
                      12/31/2010              9.887              10.931 11
VISC 7   2.55%
                      12/31/2008              N/A              7.414 1
                      12/31/2009              7.414              9.664 2
                      12/31/2010              9.664              10.643 2
VISC 8   2.85%
                      12/31/2008              N/A              7.311 2
                      12/31/2009              7.311              9.501 1
                      12/31/2010              9.501              10.432 1
VISC 9   2.70%
                      12/31/2008              N/A              7.363 1
                      12/31/2009              7.363              9.582 8
                      12/31/2010              9.582              10.537 7

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 15
                      12/31/2009              7.380              9.610 33
                      12/31/2010              9.610              10.572 31
VISI 11  1.80%
                      12/31/2008              N/A              7.679 30
                      12/31/2009              7.679              10.085 168
                      12/31/2010              10.085              11.189 184
VISI 13  1.95%
                      12/31/2009              N/A              9.999 38
                      12/31/2010              9.999              11.078 40
VISI 14  2.80%
                      12/31/2009              N/A              9.528 0
                      12/31/2010              9.528              10.467 0
VISI 2   1.70%
                      12/31/2007              N/A              12.798 14
                      12/31/2008              12.798              7.715 13
                      12/31/2009              7.715              10.142 20
                      12/31/2010              10.142              11.264 57
VISI 3   2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 104
                      12/31/2009              7.572              9.914 214
                      12/31/2010              9.914              10.967 206
VISI 4   2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 20
                      12/31/2009              7.467              9.747 47
                      12/31/2010              9.747              10.750 43
VISI 5   2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 24
                      12/31/2009              7.519              9.830 137
                      12/31/2010              9.830              10.858 151
VISI 6   2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 1
                      12/31/2009              7.414              9.664 16
                      12/31/2010              9.664              10.643 19
VISI 7   2.20%
                      12/31/2007              N/A              12.565 0
                      12/31/2008              12.565              7.537 95
                      12/31/2009              7.537              9.858 238
                      12/31/2010              9.858              10.894 256
VISI 8   2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 29
                      12/31/2009              7.432              9.692 76
                      12/31/2010              9.692              10.678 67
VISI 9   2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 48
                      12/31/2009              7.484              9.775 238
                      12/31/2010              9.775              10.786 222

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              12.821 43
                      12/31/2008              12.821              7.733 63
                      12/31/2009              7.733              10.171 19
                      12/31/2010              10.171              11.302 85
VISL 10  2.90%
                      12/31/2007              N/A              12.246 0
                      12/31/2008              12.246              7.294 4
                      12/31/2009              7.294              9.474 19
                      12/31/2010              9.474              10.397 15
VISL 11  2.05%
                      12/31/2008              N/A              7.590 7
                      12/31/2009              7.590              9.943 49
                      12/31/2010              9.943              11.004 51
VISL 13  3.05%
                      12/31/2009              N/A              9.394 2
                      12/31/2010              9.394              10.294 0
VISL 14  2.20%
                      12/31/2009              N/A              9.858 21
                      12/31/2010              9.858              10.894 37
VISL 2   1.95%
                      12/31/2007              N/A              12.681 11
                      12/31/2008              12.681              7.625 22
                      12/31/2009              7.625              9.999 14
                      12/31/2010              9.999              11.078 17
VISL 3   2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 31
                      12/31/2009              7.484              9.775 117
                      12/31/2010              9.775              10.786 106
VISL 4   2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 0
                      12/31/2009              7.380              9.610 14
                      12/31/2010              9.610              10.572 39
VISL 5   2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 9
                      12/31/2009              7.432              9.692 70
                      12/31/2010              9.692              10.678 59
VISL 6   2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 0
                      12/31/2009              7.328              9.528 5
                      12/31/2010              9.528              10.467 11
VISL 7   2.45%
                      12/31/2007              N/A              12.450 0
                      12/31/2008              12.450              7.449 33
                      12/31/2009              7.449              9.719 78
                      12/31/2010              9.719              10.714 79
VISL 8   2.75%
                      12/31/2007              N/A              12.314 0
                      12/31/2008              12.314              7.345 10
                      12/31/2009              7.345              9.555 28
                      12/31/2010              9.555              10.502 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              12.382 0
                      12/31/2008              12.382              7.397 58
                      12/31/2009              7.397              9.637 91
                      12/31/2010              9.637              10.607 85
AZL MFS Investors Trust Fund
VISB 1  1.70%
                      12/31/2007              N/A              14.752 111
                      12/31/2008              14.752              8.686 198
                      12/31/2009              8.686              12.964 73
                      12/31/2010              12.964              14.148 70
VISB 10  2.95%
                      12/31/2007              N/A              14.267 0
                      12/31/2008              14.267              8.296 36
                      12/31/2009              8.296              12.227 77
                      12/31/2010              12.227              13.179 39
VISB 11  2.10%
                      12/31/2008              N/A              8.559 12
                      12/31/2009              8.559              12.723 39
                      12/31/2010              12.723              13.831 37
VISB 13  3.10%
                      12/31/2009              N/A              12.142 0
                      12/31/2010              12.142              13.068 0
VISB 14  2.25%
                      12/31/2009              N/A              12.634 65
                      12/31/2010              12.634              13.713 70
VISB 2   2.00%
                      12/31/2007              N/A              14.634 41
                      12/31/2008              14.634              8.591 73
                      12/31/2009              8.591              12.783 72
                      12/31/2010              12.783              13.909 76
VISB 3   2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 84
                      12/31/2009              8.465              12.546 203
                      12/31/2010              12.546              13.597 163
VISB 4   2.70%
                      12/31/2007              N/A              14.363 0
                      12/31/2008              14.363              8.372 18
                      12/31/2009              8.372              12.371 64
                      12/31/2010              12.371              13.368 17
VISB 5   2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 66
                      12/31/2009              8.419              12.458 151
                      12/31/2010              12.458              13.482 118
VISB 6   2.85%
                      12/31/2007              N/A              14.305 0
                      12/31/2008              14.305              8.326 6
                      12/31/2009              8.326              12.285 24
                      12/31/2010              12.285              13.254 21
VISB 7   2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 146
                      12/31/2009              8.434              12.487 226
                      12/31/2010              12.487              13.520 194

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 79
                      12/31/2009              8.342              12.313 99
                      12/31/2010              12.313              13.292 50
VISB 9   2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 96
                      12/31/2009              8.388              12.400 198
                      12/31/2010              12.400              13.406 131
VISC 1   2.45%
                      12/31/2008              N/A              8.450 7
                      12/31/2009              8.450              12.517 8
                      12/31/2010              12.517              13.559 14
VISC 10  3.00%
                      12/31/2008              N/A              8.281 1
                      12/31/2009              8.281              12.200 2
                      12/31/2010              12.200              13.143 7
VISC 11  2.30%
                      12/31/2009              N/A              12.605 9
                      12/31/2010              12.605              13.674 8
VISC 12  3.15%
                      12/31/2009              N/A              12.114 2
                      12/31/2010              12.114              13.031 0
VISC 13  1.75%
                      12/31/2009              N/A              12.933 4
                      12/31/2010              12.933              14.108 3
VISC 2   2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
                      12/31/2010              12.342              13.330 0
VISC 3   2.60%
                      12/31/2008              N/A              8.403 1
                      12/31/2009              8.403              12.429 3
                      12/31/2010              12.429              13.444 31
VISC 4   2.90%
                      12/31/2008              N/A              8.311 0
                      12/31/2009              8.311              12.256 0
                      12/31/2010              12.256              13.217 0
VISC 5   2.15%
                      12/31/2008              N/A              8.544 3
                      12/31/2009              8.544              12.694 11
                      12/31/2010              12.694              13.792 33
VISC 7   2.55%
                      12/31/2008              N/A              8.419 3
                      12/31/2009              8.419              12.458 29
                      12/31/2010              12.458              13.482 21
VISC 8   2.85%
                      12/31/2008              N/A              8.326 3
                      12/31/2009              8.326              12.285 3
                      12/31/2010              12.285              13.254 2
VISC 9   2.70%
                      12/31/2008              N/A              8.372 14
                      12/31/2009              8.372              12.371 39
                      12/31/2010              12.371              13.368 32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 25
                      12/31/2009              8.388              12.400 64
                      12/31/2010              12.400              13.406 54
VISI 11  1.80%
                      12/31/2008              N/A              8.654 210
                      12/31/2009              8.654              12.903 420
                      12/31/2010              12.903              14.069 365
VISI 13  1.95%
                      12/31/2009              N/A              12.813 133
                      12/31/2010              12.813              13.949 132
VISI 14  2.80%
                      12/31/2009              N/A              12.313 0
                      12/31/2010              12.313              13.292 0
VISI 2   1.70%
                      12/31/2007              N/A              14.752 42
                      12/31/2008              14.752              8.686 91
                      12/31/2009              8.686              12.964 67
                      12/31/2010              12.964              14.148 108
VISI 3   2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 298
                      12/31/2009              8.559              12.723 436
                      12/31/2010              12.723              13.831 394
VISI 4   2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 36
                      12/31/2009              8.465              12.546 55
                      12/31/2010              12.546              13.597 48
VISI 5   2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 175
                      12/31/2009              8.512              12.634 318
                      12/31/2010              12.634              13.713 320
VISI 6   2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 19
                      12/31/2009              8.419              12.458 26
                      12/31/2010              12.458              13.482 25
VISI 7   2.20%
                      12/31/2007              N/A              14.556 0
                      12/31/2008              14.556              8.528 357
                      12/31/2009              8.528              12.664 526
                      12/31/2010              12.664              13.752 547
VISI 8   2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 92
                      12/31/2009              8.434              12.487 146
                      12/31/2010              12.487              13.520 123
VISI 9   2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 436
                      12/31/2009              8.481              12.575 704
                      12/31/2010              12.575              13.636 629

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              14.772 64
                      12/31/2008              14.772              8.702 104
                      12/31/2009              8.702              12.994 48
                      12/31/2010              12.994              14.189 77
VISL 10  2.90%
                      12/31/2007              N/A              14.286 0
                      12/31/2008              14.286              8.311 37
                      12/31/2009              8.311              12.256 65
                      12/31/2010              12.256              13.217 53
VISL 11  2.05%
                      12/31/2008              N/A              8.575 86
                      12/31/2009              8.575              12.754 226
                      12/31/2010              12.754              13.871 173
VISL 13  3.05%
                      12/31/2009              N/A              12.171 10
                      12/31/2010              12.171              13.105 0
VISL 14  2.20%
                      12/31/2009              N/A              12.664 55
                      12/31/2010              12.664              13.752 43
VISL 2   1.95%
                      12/31/2007              N/A              14.654 20
                      12/31/2008              14.654              8.607 34
                      12/31/2009              8.607              12.813 9
                      12/31/2010              12.813              13.949 23
VISL 3   2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 92
                      12/31/2009              8.481              12.575 161
                      12/31/2010              12.575              13.636 153
VISL 4   2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 8
                      12/31/2009              8.388              12.400 22
                      12/31/2010              12.400              13.406 28
VISL 5   2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 59
                      12/31/2009              8.434              12.487 145
                      12/31/2010              12.487              13.520 157
VISL 6   2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 9
                      12/31/2009              8.342              12.313 27
                      12/31/2010              12.313              13.292 15
VISL 7   2.45%
                      12/31/2007              N/A              14.459 0
                      12/31/2008              14.459              8.450 147
                      12/31/2009              8.450              12.517 209
                      12/31/2010              12.517              13.559 151
VISL 8   2.75%
                      12/31/2007              N/A              14.344 0
                      12/31/2008              14.344              8.357 44
                      12/31/2009              8.357              12.342 71
                      12/31/2010              12.342              13.330 44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              14.401 0
                      12/31/2008              14.401              8.403 157
                      12/31/2009              8.403              12.429 262
                      12/31/2010              12.429              13.444 186
AZL Mid Cap Index Fund
VISB 1  1.70%
                      12/31/2010              N/A              10.649 84
VISB 10  2.95%
                      12/31/2010              N/A              10.560 5
VISB 11  2.10%
                      12/31/2010              N/A              10.620 17
VISB 13  3.10%
                      12/31/2010              N/A              10.549 0
VISB 14  2.25%
                      12/31/2010              N/A              10.609 18
VISB 2   2.00%
                      12/31/2010              N/A              10.627 11
VISB 3   2.40%
                      12/31/2010              N/A              10.599 74
VISB 4   2.70%
                      12/31/2010              N/A              10.577 10
VISB 5   2.55%
                      12/31/2010              N/A              10.588 97
VISB 6   2.85%
                      12/31/2010              N/A              10.567 4
VISB 7   2.50%
                      12/31/2010              N/A              10.592 94
VISB 8   2.80%
                      12/31/2010              N/A              10.570 17
VISB 9   2.65%
                      12/31/2010              N/A              10.581 48
VISC 1   2.45%
                      12/31/2010              N/A              10.595 3
VISC 10  3.00%
                      12/31/2010              N/A              10.556 0
VISC 11  2.30%
                      12/31/2010              N/A              10.606 0
VISC 12  3.15%
                      12/31/2010              N/A              10.545 0
VISC 13  1.75%
                      12/31/2010              N/A              10.645 1
VISC 2   2.75%
                      12/31/2010              N/A              10.574 0
VISC 3   2.60%
                      12/31/2010              N/A              10.584 1
VISC 4   2.90%
                      12/31/2010              N/A              10.563 0
VISC 5   2.15%
                      12/31/2010              N/A              10.617 1
VISC 7   2.55%
                      12/31/2010              N/A              10.588 5
VISC 8   2.85%
                      12/31/2010              N/A              10.567 3
VISC 9   2.70%
                      12/31/2010              N/A              10.577 8
VISI 10  2.65%
                      12/31/2010              N/A              10.581 27

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11  1.80%
                      12/31/2010              N/A              10.642 378
VISI 13  1.95%
                      12/31/2010              N/A              10.631 110
VISI 14  2.80%
                      12/31/2010              N/A              10.570 0
VISI 2   1.70%
                      12/31/2010              N/A              10.649 116
VISI 3   2.10%
                      12/31/2010              N/A              10.620 168
VISI 4   2.40%
                      12/31/2010              N/A              10.599 27
VISI 5   2.25%
                      12/31/2010              N/A              10.609 126
VISI 6   2.55%
                      12/31/2010              N/A              10.588 11
VISI 7   2.20%
                      12/31/2010              N/A              10.613 222
VISI 8   2.50%
                      12/31/2010              N/A              10.592 51
VISI 9   2.35%
                      12/31/2010              N/A              10.602 224
VISL 1   1.65%
                      12/31/2010              N/A              10.652 98
VISL 10  2.90%
                      12/31/2010              N/A              10.563 16
VISL 11  2.05%
                      12/31/2010              N/A              10.624 79
VISL 13  3.05%
                      12/31/2010              N/A              10.552 0
VISL 14  2.20%
                      12/31/2010              N/A              10.613 23
VISL 2   1.95%
                      12/31/2010              N/A              10.631 17
VISL 3   2.35%
                      12/31/2010              N/A              10.602 62
VISL 4   2.65%
                      12/31/2010              N/A              10.581 18
VISL 5   2.50%
                      12/31/2010              N/A              10.592 37
VISL 6   2.80%
                      12/31/2010              N/A              10.570 5
VISL 7   2.45%
                      12/31/2010              N/A              10.595 74
VISL 8   2.75%
                      12/31/2010              N/A              10.574 24
VISL 9   2.60%
                      12/31/2010              N/A              10.584 90
AZL Money Market Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.864 616
                      12/31/2008              10.864              10.941 789
                      12/31/2009              10.941              10.780 648
                      12/31/2010              10.780              10.599 1476
VISB 10  2.95%
                      12/31/2007              N/A              9.840 0
                      12/31/2008              9.840              9.786 642
                      12/31/2009              9.786              9.522 243
                      12/31/2010              9.522              9.246 131

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11  2.10%
                      12/31/2008              N/A              10.557 212
                      12/31/2009              10.557              10.361 380
                      12/31/2010              10.361              10.146 351
VISB 13  3.10%
                      12/31/2009              N/A              9.382 135
                      12/31/2010              9.382              9.096 193
VISB 14  2.25%
                      12/31/2009              N/A              10.208 163
                      12/31/2010              10.208              9.981 106
VISB 2   2.00%
                      12/31/2007              N/A              10.609 768
                      12/31/2008              10.609              10.652 957
                      12/31/2009              10.652              10.464 388
                      12/31/2010              10.464              10.258 869
VISB 3   2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 623
                      12/31/2009              10.279              10.057 918
                      12/31/2010              10.057              9.819 659
VISB 4   2.70%
                      12/31/2007              N/A              10.036 0
                      12/31/2008              10.036              10.007 472
                      12/31/2009              10.007              9.762 459
                      12/31/2010              9.762              9.502 293
VISB 5   2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 416
                      12/31/2009              10.142              9.908 394
                      12/31/2010              9.908              9.659 495
VISB 6   2.85%
                      12/31/2007              N/A              9.918 0
                      12/31/2008              9.918              9.874 60
                      12/31/2009              9.874              9.617 97
                      12/31/2010              9.617              9.348 88
VISB 7   2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 938
                      12/31/2009              10.187              9.957 567
                      12/31/2010              9.957              9.712 496
VISB 8   2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 700
                      12/31/2009              9.918              9.665 934
                      12/31/2010              9.665              9.399 542
VISB 9   2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 824
                      12/31/2009              10.052              9.810 840
                      12/31/2010              9.810              9.554 1060
VISC 1   2.45%
                      12/31/2008              N/A              10.233 54
                      12/31/2009              10.233              10.007 83
                      12/31/2010              10.007              9.765 79
VISC 10  3.00%
                      12/31/2008              N/A              9.743 72
                      12/31/2009              9.743              9.475 179
                      12/31/2010              9.475              9.196 202

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11  2.30%
                      12/31/2009              N/A              10.157 25
                      12/31/2010              10.157              9.927 37
VISC 12  3.15%
                      12/31/2009              N/A              9.335 28
                      12/31/2010              9.335              9.046 15
VISC 13  1.75%
                      12/31/2009              N/A              10.718 93
                      12/31/2010              10.718              10.533 675
VISC 2   2.75%
                      12/31/2008              N/A              9.962 0
                      12/31/2009              9.962              9.713 0
                      12/31/2010              9.713              9.451 0
VISC 3   2.60%
                      12/31/2008              N/A              10.097 74
                      12/31/2009              10.097              9.859 91
                      12/31/2010              9.859              9.607 32
VISC 4   2.90%
                      12/31/2008              N/A              9.830 9
                      12/31/2009              9.830              9.570 0
                      12/31/2010              9.570              9.297 0
VISC 5   2.15%
                      12/31/2008              N/A              10.510 153
                      12/31/2009              10.510              10.309 27
                      12/31/2010              10.309              10.091 35
VISC 7   2.55%
                      12/31/2008              N/A              10.142 173
                      12/31/2009              10.142              9.908 78
                      12/31/2010              9.908              9.659 85
VISC 8   2.85%
                      12/31/2008              N/A              9.874 99
                      12/31/2009              9.874              9.617 191
                      12/31/2010              9.617              9.348 150
VISC 9   2.70%
                      12/31/2008              N/A              10.007 158
                      12/31/2009              10.007              9.762 170
                      12/31/2010              9.762              9.502 201
VISI 10  2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 454
                      12/31/2009              10.052              9.810 659
                      12/31/2010              9.810              9.554 760
VISI 11  1.80%
                      12/31/2008              N/A              10.844 1586
                      12/31/2009              10.844              10.674 1140
                      12/31/2010              10.674              10.484 793
VISI 13  1.95%
                      12/31/2009              N/A              10.516 507
                      12/31/2010              10.516              10.314 261
VISI 14  2.80%
                      12/31/2009              N/A              9.665 100
                      12/31/2010              9.665              9.399 70
VISI 2   1.70%
                      12/31/2007              N/A              10.864 117
                      12/31/2008              10.864              10.941 518
                      12/31/2009              10.941              10.780 665
                      12/31/2010              10.780              10.599 1422

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3   2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 881
                      12/31/2009              10.557              10.361 1400
                      12/31/2010              10.361              10.146 890
VISI 4   2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 167
                      12/31/2009              10.279              10.057 186
                      12/31/2010              10.057              9.819 138
VISI 5   2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 921
                      12/31/2009              10.417              10.208 818
                      12/31/2010              10.208              9.981 608
VISI 6   2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 75
                      12/31/2009              10.142              9.908 77
                      12/31/2010              9.908              9.659 55
VISI 7   2.20%
                      12/31/2007              N/A              10.442 0
                      12/31/2008              10.442              10.464 2075
                      12/31/2009              10.464              10.258 1226
                      12/31/2010              10.258              10.036 841
VISI 8   2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 515
                      12/31/2009              10.187              9.957 1307
                      12/31/2010              9.957              9.712 948
VISI 9   2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 2068
                      12/31/2009              10.325              10.107 2022
                      12/31/2010              10.107              9.873 2025
VISL 1   1.65%
                      12/31/2007              N/A              10.907 877
                      12/31/2008              10.907              10.990 650
                      12/31/2009              10.990              10.834 1281
                      12/31/2010              10.834              10.657 3566
VISL 10  2.90%
                      12/31/2007              N/A              9.879 0
                      12/31/2008              9.879              9.830 487
                      12/31/2009              9.830              9.570 272
                      12/31/2010              9.570              9.297 257
VISL 11  2.05%
                      12/31/2008              N/A              10.605 945
                      12/31/2009              10.605              10.412 466
                      12/31/2010              10.412              10.202 548
VISL 13  3.05%
                      12/31/2009              N/A              9.428 185
                      12/31/2010              9.428              9.146 143
VISL 14  2.20%
                      12/31/2009              N/A              10.258 141
                      12/31/2010              10.258              10.036 129

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2   1.95%
                      12/31/2007              N/A              10.651 84
                      12/31/2008              10.651              10.700 175
                      12/31/2009              10.700              10.516 491
                      12/31/2010              10.516              10.314 1014
VISL 3   2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 931
                      12/31/2009              10.325              10.107 1064
                      12/31/2010              10.107              9.873 746
VISL 4   2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 229
                      12/31/2009              10.052              9.810 209
                      12/31/2010              9.810              9.554 122
VISL 5   2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 296
                      12/31/2009              10.187              9.957 638
                      12/31/2010              9.957              9.712 481
VISL 6   2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 83
                      12/31/2009              9.918              9.665 82
                      12/31/2010              9.665              9.399 60
VISL 7   2.45%
                      12/31/2007              N/A              10.237 0
                      12/31/2008              10.237              10.233 1101
                      12/31/2009              10.233              10.007 1050
                      12/31/2010              10.007              9.765 783
VISL 8   2.75%
                      12/31/2007              N/A              9.997 0
                      12/31/2008              9.997              9.962 502
                      12/31/2009              9.962              9.713 652
                      12/31/2010              9.713              9.451 701
VISL 9   2.60%
                      12/31/2007              N/A              10.116 0
                      12/31/2008              10.116              10.097 1541
                      12/31/2009              10.097              9.859 1745
                      12/31/2010              9.859              9.607 1355
AZL Morgan Stanley Global Real Estate Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.797 183
                      12/31/2008              10.797              5.750 276
                      12/31/2009              5.750              7.925 71
                      12/31/2010              7.925              9.417 72
VISB 10  2.95%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              5.560 10
                      12/31/2009              5.560              7.569 17
                      12/31/2010              7.569              8.882 14
VISB 11  2.10%
                      12/31/2008              N/A              5.689 12
                      12/31/2009              5.689              7.809 101
                      12/31/2010              7.809              9.242 92
VISB 13  3.10%
                      12/31/2009              N/A              7.527 2
                      12/31/2010              7.527              8.820 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14  2.25%
                      12/31/2009              N/A              7.766 15
                      12/31/2010              7.766              9.177 13
VISB 2   2.00%
                      12/31/2007              N/A              10.743 34
                      12/31/2008              10.743              5.704 64
                      12/31/2009              5.704              7.838 34
                      12/31/2010              7.838              9.285 59
VISB 3   2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 62
                      12/31/2009              5.643              7.723 198
                      12/31/2010              7.723              9.113 173
VISB 4   2.70%
                      12/31/2007              N/A              10.618 0
                      12/31/2008              10.618              5.598 18
                      12/31/2009              5.598              7.639 28
                      12/31/2010              7.639              8.986 27
VISB 5   2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 20
                      12/31/2009              5.620              7.681 124
                      12/31/2010              7.681              9.049 122
VISB 6   2.85%
                      12/31/2007              N/A              10.591 0
                      12/31/2008              10.591              5.575 10
                      12/31/2009              5.575              7.597 31
                      12/31/2010              7.597              8.923 24
VISB 7   2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 66
                      12/31/2009              5.628              7.695 99
                      12/31/2010              7.695              9.071 121
VISB 8   2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 11
                      12/31/2009              5.583              7.611 33
                      12/31/2010              7.611              8.944 21
VISB 9   2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 102
                      12/31/2009              5.605              7.653 110
                      12/31/2010              7.653              9.007 117
VISC 1   2.45%
                      12/31/2008              N/A              5.635 11
                      12/31/2009              5.635              7.709 10
                      12/31/2010              7.709              9.092 13
VISC 10  3.00%
                      12/31/2008              N/A              5.554 1
                      12/31/2009              5.554              7.555 1
                      12/31/2010              7.555              8.862 3
VISC 11  2.30%
                      12/31/2009              N/A              7.752 1
                      12/31/2010              7.752              9.156 7
VISC 12  3.15%
                      12/31/2009              N/A              7.514 0
                      12/31/2010              7.514              8.799 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13  1.75%
                      12/31/2009              N/A              7.910 0
                      12/31/2010              7.910              9.395 7
VISC 2   2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
                      12/31/2010              7.625              8.965 0
VISC 3   2.60%
                      12/31/2008              N/A              5.613 8
                      12/31/2009              5.613              7.667 7
                      12/31/2010              7.667              9.028 8
VISC 4   2.90%
                      12/31/2008              N/A              5.568 0
                      12/31/2009              5.568              7.583 0
                      12/31/2010              7.583              8.902 0
VISC 5   2.15%
                      12/31/2008              N/A              5.681 9
                      12/31/2009              5.681              7.795 12
                      12/31/2010              7.795              9.221 11
VISC 7   2.55%
                      12/31/2008              N/A              5.620 4
                      12/31/2009              5.620              7.681 10
                      12/31/2010              7.681              9.049 3
VISC 8   2.85%
                      12/31/2008              N/A              5.575 3
                      12/31/2009              5.575              7.597 2
                      12/31/2010              7.597              8.923 1
VISC 9   2.70%
                      12/31/2008              N/A              5.598 14
                      12/31/2009              5.598              7.639 20
                      12/31/2010              7.639              8.986 18
VISI 10  2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 40
                      12/31/2009              5.605              7.653 51
                      12/31/2010              7.653              9.007 52
VISI 11  1.80%
                      12/31/2008              N/A              5.735 101
                      12/31/2009              5.735              7.896 158
                      12/31/2010              7.896              9.373 135
VISI 13  1.95%
                      12/31/2009              N/A              7.852 69
                      12/31/2010              7.852              9.307 59
VISI 14  2.80%
                      12/31/2009              N/A              7.611 2
                      12/31/2010              7.611              8.944 0
VISI 2   1.70%
                      12/31/2007              N/A              10.797 40
                      12/31/2008              10.797              5.750 61
                      12/31/2009              5.750              7.925 29
                      12/31/2010              7.925              9.417 95
VISI 3   2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 102
                      12/31/2009              5.689              7.809 201
                      12/31/2010              7.809              9.242 203

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4   2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 25
                      12/31/2009              5.643              7.723 46
                      12/31/2010              7.723              9.113 44
VISI 5   2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 123
                      12/31/2009              5.666              7.766 242
                      12/31/2010              7.766              9.177 271
VISI 6   2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 4
                      12/31/2009              5.620              7.681 11
                      12/31/2010              7.681              9.049 9
VISI 7   2.20%
                      12/31/2007              N/A              10.707 0
                      12/31/2008              10.707              5.673 172
                      12/31/2009              5.673              7.781 249
                      12/31/2010              7.781              9.199 246
VISI 8   2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 25
                      12/31/2009              5.628              7.695 61
                      12/31/2010              7.695              9.071 40
VISI 9   2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 211
                      12/31/2009              5.651              7.738 297
                      12/31/2010              7.738              9.135 297
VISL 1   1.65%
                      12/31/2007              N/A              10.806 124
                      12/31/2008              10.806              5.758 172
                      12/31/2009              5.758              7.940 33
                      12/31/2010              7.940              9.439 87
VISL 10  2.90%
                      12/31/2007              N/A              10.582 0
                      12/31/2008              10.582              5.568 22
                      12/31/2009              5.568              7.583 36
                      12/31/2010              7.583              8.902 40
VISL 11  2.05%
                      12/31/2008              N/A              5.696 14
                      12/31/2009              5.696              7.824 36
                      12/31/2010              7.824              9.264 53
VISL 13  3.05%
                      12/31/2009              N/A              7.541 2
                      12/31/2010              7.541              8.840 0
VISL 14  2.20%
                      12/31/2009              N/A              7.781 14
                      12/31/2010              7.781              9.199 14
VISL 2   1.95%
                      12/31/2007              N/A              10.752 21
                      12/31/2008              10.752              5.711 35
                      12/31/2009              5.711              7.852 14
                      12/31/2010              7.852              9.307 30

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3   2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 39
                      12/31/2009              5.651              7.738 104
                      12/31/2010              7.738              9.135 97
VISL 4   2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 14
                      12/31/2009              5.605              7.653 33
                      12/31/2010              7.653              9.007 41
VISL 5   2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 44
                      12/31/2009              5.628              7.695 118
                      12/31/2010              7.695              9.071 98
VISL 6   2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 0
                      12/31/2009              5.583              7.611 5
                      12/31/2010              7.611              8.944 9
VISL 7   2.45%
                      12/31/2007              N/A              10.662 0
                      12/31/2008              10.662              5.635 66
                      12/31/2009              5.635              7.709 111
                      12/31/2010              7.709              9.092 95
VISL 8   2.75%
                      12/31/2007              N/A              10.609 0
                      12/31/2008              10.609              5.590 25
                      12/31/2009              5.590              7.625 46
                      12/31/2010              7.625              8.965 38
VISL 9   2.60%
                      12/31/2007              N/A              10.636 0
                      12/31/2008              10.636              5.613 82
                      12/31/2009              5.613              7.667 109
                      12/31/2010              7.667              9.028 118
AZL Morgan Stanley Mid Cap Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              15.872 220
                      12/31/2008              15.872              8.033 310
                      12/31/2009              8.033              12.451 100
                      12/31/2010              12.451              16.220 130
VISB 10  2.95%
                      12/31/2007              N/A              14.601 0
                      12/31/2008              14.601              7.298 18
                      12/31/2009              7.298              11.171 93
                      12/31/2010              11.171              14.372 113
VISB 11  2.10%
                      12/31/2008              N/A              7.790 35
                      12/31/2009              7.790              12.027 80
                      12/31/2010              12.027              15.604 126
VISB 13  3.10%
                      12/31/2009              N/A              11.027 1
                      12/31/2010              11.027              14.165 0
VISB 14  2.25%
                      12/31/2009              N/A              11.871 53
                      12/31/2010              11.871              15.379 64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 2   2.00%
                      12/31/2007              N/A              15.557 92
                      12/31/2008              15.557              7.850 80
                      12/31/2009              7.850              12.131 134
                      12/31/2010              12.131              15.756 80
VISB 3   2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 171
                      12/31/2009              7.613              11.718 306
                      12/31/2010              11.718              15.158 285
VISB 4   2.70%
                      12/31/2007              N/A              14.847 0
                      12/31/2008              14.847              7.439 36
                      12/31/2009              7.439              11.416 92
                      12/31/2010              11.416              14.724 81
VISB 5   2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 74
                      12/31/2009              7.525              11.566 154
                      12/31/2010              11.566              14.939 158
VISB 6   2.85%
                      12/31/2007              N/A              14.699 0
                      12/31/2008              14.699              7.354 24
                      12/31/2009              7.354              11.269 24
                      12/31/2010              11.269              14.512 24
VISB 7   2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 172
                      12/31/2009              7.554              11.616 229
                      12/31/2010              11.616              15.012 242
VISB 8   2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 49
                      12/31/2009              7.382              11.318 120
                      12/31/2010              11.318              14.582 164
VISB 9   2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 97
                      12/31/2009              7.468              11.466 235
                      12/31/2010              11.466              14.795 215
VISC 1   2.45%
                      12/31/2008              N/A              7.583 27
                      12/31/2009              7.583              11.667 15
                      12/31/2010              11.667              15.084 21
VISC 10  3.00%
                      12/31/2008              N/A              7.270 1
                      12/31/2009              7.270              11.123 2
                      12/31/2010              11.123              14.303 7
VISC 11  2.30%
                      12/31/2009              N/A              11.820 8
                      12/31/2010              11.820              15.305 7
VISC 12  3.15%
                      12/31/2009              N/A              10.979 2
                      12/31/2010              10.979              14.096 0
VISC 13  1.75%
                      12/31/2009              N/A              12.388 0
                      12/31/2010              12.388              16.129 8

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2   2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
                      12/31/2010              11.367              14.653 0
VISC 3   2.60%
                      12/31/2008              N/A              7.497 41
                      12/31/2009              7.497              11.516 2
                      12/31/2010              11.516              14.867 33
VISC 4   2.90%
                      12/31/2008              N/A              7.326 0
                      12/31/2009              7.326              11.220 0
                      12/31/2010              11.220              14.442 0
VISC 5   2.15%
                      12/31/2008              N/A              7.760 3
                      12/31/2009              7.760              11.975 3
                      12/31/2010              11.975              15.529 14
VISC 7   2.55%
                      12/31/2008              N/A              7.525 5
                      12/31/2009              7.525              11.566 20
                      12/31/2010              11.566              14.939 10
VISC 8   2.85%
                      12/31/2008              N/A              7.354 2
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 1
VISC 9   2.70%
                      12/31/2008              N/A              7.439 11
                      12/31/2009              7.439              11.416 13
                      12/31/2010              11.416              14.724 11
VISI 10  2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 30
                      12/31/2009              7.468              11.466 63
                      12/31/2010              11.466              14.795 63
VISI 11  1.80%
                      12/31/2008              N/A              7.971 175
                      12/31/2009              7.971              12.344 348
                      12/31/2010              12.344              16.064 371
VISI 13  1.95%
                      12/31/2009              N/A              12.184 125
                      12/31/2010              12.184              15.832 133
VISI 14  2.80%
                      12/31/2009              N/A              11.318 0
                      12/31/2010              11.318              14.582 0
VISI 2   1.70%
                      12/31/2007              N/A              15.872 61
                      12/31/2008              15.872              8.033 94
                      12/31/2009              8.033              12.451 30
                      12/31/2010              12.451              16.220 120
VISI 3   2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 294
                      12/31/2009              7.790              12.027 421
                      12/31/2010              12.027              15.604 436
VISI 4   2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 27
                      12/31/2009              7.613              11.718 62
                      12/31/2010              11.718              15.158 64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5   2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 203
                      12/31/2009              7.701              11.871 390
                      12/31/2010              11.871              15.379 355
VISI 6   2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 10
                      12/31/2009              7.525              11.566 55
                      12/31/2010              11.566              14.939 56
VISI 7   2.20%
                      12/31/2007              N/A              15.351 0
                      12/31/2008              15.351              7.730 307
                      12/31/2009              7.730              11.923 437
                      12/31/2010              11.923              15.454 458
VISI 8   2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 75
                      12/31/2009              7.554              11.616 135
                      12/31/2010              11.616              15.012 105
VISI 9   2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 290
                      12/31/2009              7.642              11.769 496
                      12/31/2010              11.769              15.231 515
VISL 1   1.65%
                      12/31/2007              N/A              15.925 117
                      12/31/2008              15.925              8.064 222
                      12/31/2009              8.064              12.506 77
                      12/31/2010              12.506              16.299 165
VISL 10  2.90%
                      12/31/2007              N/A              14.650 0
                      12/31/2008              14.650              7.326 26
                      12/31/2009              7.326              11.220 61
                      12/31/2010              11.220              14.442 54
VISL 11  2.05%
                      12/31/2008              N/A              7.820 47
                      12/31/2009              7.820              12.079 97
                      12/31/2010              12.079              15.680 113
VISL 13  3.05%
                      12/31/2009              N/A              11.075 7
                      12/31/2010              11.075              14.233 0
VISL 14  2.20%
                      12/31/2009              N/A              11.923 37
                      12/31/2010              11.923              15.454 37
VISL 2   1.95%
                      12/31/2007              N/A              15.609 69
                      12/31/2008              15.609              7.880 54
                      12/31/2009              7.880              12.184 25
                      12/31/2010              12.184              15.832 58
VISL 3   2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 86
                      12/31/2009              7.642              11.769 150
                      12/31/2010              11.769              15.231 150

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4   2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 37
                      12/31/2009              7.468              11.466 68
                      12/31/2010              11.466              14.795 75
VISL 5   2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 99
                      12/31/2009              7.554              11.616 121
                      12/31/2010              11.616              15.012 148
VISL 6   2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 5
                      12/31/2009              7.382              11.318 25
                      12/31/2010              11.318              14.582 33
VISL 7   2.45%
                      12/31/2007              N/A              15.097 0
                      12/31/2008              15.097              7.583 133
                      12/31/2009              7.583              11.667 164
                      12/31/2010              11.667              15.084 154
VISL 8   2.75%
                      12/31/2007              N/A              14.797 0
                      12/31/2008              14.797              7.411 44
                      12/31/2009              7.411              11.367 82
                      12/31/2010              11.367              14.653 63
VISL 9   2.60%
                      12/31/2007              N/A              14.946 0
                      12/31/2008              14.946              7.497 154
                      12/31/2009              7.497              11.516 185
                      12/31/2010              11.516              14.867 197
AZL S&P 500 Index Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.862 141
                      12/31/2008              9.862              6.048 419
                      12/31/2009              6.048              7.454 344
                      12/31/2010              7.454              8.396 127
VISB 10  2.95%
                      12/31/2007              N/A              9.780 0
                      12/31/2008              9.780              5.923 21
                      12/31/2009              5.923              7.209 191
                      12/31/2010              7.209              8.019 65
VISB 11  2.10%
                      12/31/2008              N/A              6.008 80
                      12/31/2009              6.008              7.375 861
                      12/31/2010              7.375              8.274 1024
VISB 13  3.10%
                      12/31/2009              N/A              7.180 125
                      12/31/2010              7.180              7.975 0
VISB 14  2.25%
                      12/31/2009              N/A              7.345 286
                      12/31/2010              7.345              8.228 154
VISB 2   2.00%
                      12/31/2007              N/A              9.842 29
                      12/31/2008              9.842              6.018 155
                      12/31/2009              6.018              7.394 95
                      12/31/2010              7.394              8.304 90

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3   2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 124
                      12/31/2009              5.978              7.316 1007
                      12/31/2010              7.316              8.183 985
VISB 4   2.70%
                      12/31/2007              N/A              9.796 0
                      12/31/2008              9.796              5.948 19
                      12/31/2009              5.948              7.257 200
                      12/31/2010              7.257              8.093 157
VISB 5   2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 33
                      12/31/2009              5.963              7.286 484
                      12/31/2010              7.286              8.138 682
VISB 6   2.85%
                      12/31/2007              N/A              9.786 0
                      12/31/2008              9.786              5.933 3
                      12/31/2009              5.933              7.228 126
                      12/31/2010              7.228              8.049 127
VISB 7   2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 215
                      12/31/2009              5.968              7.296 811
                      12/31/2010              7.296              8.153 768
VISB 8   2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 31
                      12/31/2009              5.938              7.238 148
                      12/31/2010              7.238              8.064 132
VISB 9   2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 156
                      12/31/2009              5.953              7.267 604
                      12/31/2010              7.267              8.108 443
VISC 1   2.45%
                      12/31/2008              N/A              5.973 4
                      12/31/2009              5.973              7.306 24
                      12/31/2010              7.306              8.168 19
VISC 10  3.00%
                      12/31/2008              N/A              5.918 1
                      12/31/2009              5.918              7.199 7
                      12/31/2010              7.199              8.005 1
VISC 11  2.30%
                      12/31/2009              N/A              7.335 8
                      12/31/2010              7.335              8.213 8
VISC 12  3.15%
                      12/31/2009              N/A              7.170 0
                      12/31/2010              7.170              7.961 0
VISC 13  1.75%
                      12/31/2009              N/A              7.444 14
                      12/31/2010              7.444              8.381 47
VISC 2   2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 2
                      12/31/2010              7.248              8.079 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3   2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 11
                      12/31/2010              7.277              8.123 16
VISC 4   2.90%
                      12/31/2008              N/A              5.928 0
                      12/31/2009              5.928              7.219 0
                      12/31/2010              7.219              8.034 0
VISC 5   2.15%
                      12/31/2008              N/A              6.003 20
                      12/31/2009              6.003              7.365 78
                      12/31/2010              7.365              8.259 42
VISC 7   2.55%
                      12/31/2008              N/A              5.963 4
                      12/31/2009              5.963              7.286 34
                      12/31/2010              7.286              8.138 24
VISC 8   2.85%
                      12/31/2008              N/A              5.933 2
                      12/31/2009              5.933              7.228 27
                      12/31/2010              7.228              8.049 23
VISC 9   2.70%
                      12/31/2008              N/A              5.948 63
                      12/31/2009              5.948              7.257 122
                      12/31/2010              7.257              8.093 126
VISI 10  2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 156
                      12/31/2009              5.953              7.267 500
                      12/31/2010              7.267              8.108 284
VISI 11  1.80%
                      12/31/2008              N/A              6.038 431
                      12/31/2009              6.038              7.434 2386
                      12/31/2010              7.434              8.366 2034
VISI 13  1.95%
                      12/31/2009              N/A              7.404 1148
                      12/31/2010              7.404              8.320 1062
VISI 14  2.80%
                      12/31/2009              N/A              7.238 30
                      12/31/2010              7.238              8.064 0
VISI 2   1.70%
                      12/31/2007              N/A              9.862 30
                      12/31/2008              9.862              6.048 52
                      12/31/2009              6.048              7.454 250
                      12/31/2010              7.454              8.396 432
VISI 3   2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 248
                      12/31/2009              6.008              7.375 1260
                      12/31/2010              7.375              8.274 1139
VISI 4   2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 14
                      12/31/2009              5.978              7.316 228
                      12/31/2010              7.316              8.183 107
VISI 5   2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 145
                      12/31/2009              5.993              7.345 1062
                      12/31/2010              7.345              8.228 1004

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6   2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 16
                      12/31/2009              5.963              7.286 65
                      12/31/2010              7.286              8.138 80
VISI 7   2.20%
                      12/31/2007              N/A              9.829 0
                      12/31/2008              9.829              5.998 299
                      12/31/2009              5.998              7.355 1593
                      12/31/2010              7.355              8.244 1630
VISI 8   2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 70
                      12/31/2009              5.968              7.296 323
                      12/31/2010              7.296              8.153 230
VISI 9   2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 847
                      12/31/2009              5.983              7.326 1411
                      12/31/2010              7.326              8.198 1297
VISL 1   1.65%
                      12/31/2007              N/A              9.865 72
                      12/31/2008              9.865              6.053 159
                      12/31/2009              6.053              7.464 280
                      12/31/2010              7.464              8.412 373
VISL 10  2.90%
                      12/31/2007              N/A              9.783 0
                      12/31/2008              9.783              5.928 17
                      12/31/2009              5.928              7.219 259
                      12/31/2010              7.219              8.034 179
VISL 11  2.05%
                      12/31/2008              N/A              6.013 79
                      12/31/2009              6.013              7.385 539
                      12/31/2010              7.385              8.289 539
VISL 13  3.05%
                      12/31/2009              N/A              7.190 9
                      12/31/2010              7.190              7.990 0
VISL 14  2.20%
                      12/31/2009              N/A              7.355 370
                      12/31/2010              7.355              8.244 242
VISL 2   1.95%
                      12/31/2007              N/A              9.846 41
                      12/31/2008              9.846              6.023 59
                      12/31/2009              6.023              7.404 69
                      12/31/2010              7.404              8.320 73
VISL 3   2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 62
                      12/31/2009              5.983              7.326 468
                      12/31/2010              7.326              8.198 488
VISL 4   2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 2
                      12/31/2009              5.953              7.267 184
                      12/31/2010              7.267              8.108 169

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 57
                      12/31/2009              5.968              7.296 568
                      12/31/2010              7.296              8.153 555
VISL 6   2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 1
                      12/31/2009              5.938              7.238 44
                      12/31/2010              7.238              8.064 41
VISL 7   2.45%
                      12/31/2007              N/A              9.813 0
                      12/31/2008              9.813              5.973 108
                      12/31/2009              5.973              7.306 549
                      12/31/2010              7.306              8.168 509
VISL 8   2.75%
                      12/31/2007              N/A              9.793 0
                      12/31/2008              9.793              5.943 20
                      12/31/2009              5.943              7.248 265
                      12/31/2010              7.248              8.079 192
VISL 9   2.60%
                      12/31/2007              N/A              9.803 0
                      12/31/2008              9.803              5.958 101
                      12/31/2009              5.958              7.277 643
                      12/31/2010              7.277              8.123 568
AZL Schroder Emerging Markets Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.388 298
                      12/31/2008              13.388              6.333 441
                      12/31/2009              6.333              10.695 86
                      12/31/2010              10.695              11.818 100
VISB 10  2.95%
                      12/31/2007              N/A              13.110 0
                      12/31/2008              13.110              6.124 22
                      12/31/2009              6.124              10.214 111
                      12/31/2010              10.214              11.147 49
VISB 11  2.10%
                      12/31/2008              N/A              6.265 28
                      12/31/2009              6.265              10.538 149
                      12/31/2010              10.538              11.599 173
VISB 13  3.10%
                      12/31/2009              N/A              10.158 4
                      12/31/2010              10.158              11.069 3
VISB 14  2.25%
                      12/31/2009              N/A              10.480 31
                      12/31/2010              10.480              11.518 52
VISB 2   2.00%
                      12/31/2007              N/A              13.321 107
                      12/31/2008              13.321              6.282 146
                      12/31/2009              6.282              10.577 80
                      12/31/2010              10.577              11.654 109
VISB 3   2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 151
                      12/31/2009              6.215              10.423 560
                      12/31/2010              10.423              11.437 486

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4   2.70%
                      12/31/2007              N/A              13.165 0
                      12/31/2008              13.165              6.165 28
                      12/31/2009              6.165              10.308 93
                      12/31/2010              10.308              11.278 87
VISB 5   2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 83
                      12/31/2009              6.190              10.365 180
                      12/31/2010              10.365              11.357 191
VISB 6   2.85%
                      12/31/2007              N/A              13.132 0
                      12/31/2008              13.132              6.140 10
                      12/31/2009              6.140              10.251 54
                      12/31/2010              10.251              11.199 46
VISB 7   2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 151
                      12/31/2009              6.198              10.384 192
                      12/31/2010              10.384              11.384 218
VISB 8   2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 44
                      12/31/2009              6.149              10.270 97
                      12/31/2010              10.270              11.225 116
VISB 9   2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 85
                      12/31/2009              6.173              10.327 163
                      12/31/2010              10.327              11.304 153
VISC 1   2.45%
                      12/31/2008              N/A              6.207 5
                      12/31/2009              6.207              10.404 14
                      12/31/2010              10.404              11.411 11
VISC 10  3.00%
                      12/31/2008              N/A              6.116 4
                      12/31/2009              6.116              10.196 4
                      12/31/2010              10.196              11.122 7
VISC 11  2.30%
                      12/31/2009              N/A              10.461 6
                      12/31/2010              10.461              11.491 9
VISC 12  3.15%
                      12/31/2009              N/A              10.139 2
                      12/31/2010              10.139              11.043 0
VISC 13  1.75%
                      12/31/2009              N/A              10.675 1
                      12/31/2010              10.675              11.791 20
VISC 2   2.75%
                      12/31/2008              N/A              6.157 2
                      12/31/2009              6.157              10.289 1
                      12/31/2010              10.289              11.252 1
VISC 3   2.60%
                      12/31/2008              N/A              6.182 3
                      12/31/2009              6.182              10.346 39
                      12/31/2010              10.346              11.331 27
VISC 4   2.90%
                      12/31/2008              N/A              6.132 0
                      12/31/2009              6.132              10.233 1
                      12/31/2010              10.233              11.173 1

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5   2.15%
                      12/31/2008              N/A              6.257 3
                      12/31/2009              6.257              10.519 18
                      12/31/2010              10.519              11.573 19
VISC 7   2.55%
                      12/31/2008              N/A              6.190 7
                      12/31/2009              6.190              10.365 27
                      12/31/2010              10.365              11.357 17
VISC 8   2.85%
                      12/31/2008              N/A              6.140 5
                      12/31/2009              6.140              10.251 17
                      12/31/2010              10.251              11.199 17
VISC 9   2.70%
                      12/31/2008              N/A              6.165 14
                      12/31/2009              6.165              10.308 26
                      12/31/2010              10.308              11.278 27
VISI 10  2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 31
                      12/31/2009              6.173              10.327 53
                      12/31/2010              10.327              11.304 47
VISI 11  1.80%
                      12/31/2008              N/A              6.316 137
                      12/31/2009              6.316              10.656 294
                      12/31/2010              10.656              11.763 325
VISI 13  1.95%
                      12/31/2009              N/A              10.597 104
                      12/31/2010              10.597              11.681 141
VISI 14  2.80%
                      12/31/2009              N/A              10.270 10
                      12/31/2010              10.270              11.225 0
VISI 2   1.70%
                      12/31/2007              N/A              13.388 65
                      12/31/2008              13.388              6.333 79
                      12/31/2009              6.333              10.695 126
                      12/31/2010              10.695              11.818 154
VISI 3   2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 222
                      12/31/2009              6.265              10.538 411
                      12/31/2010              10.538              11.599 432
VISI 4   2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 67
                      12/31/2009              6.215              10.423 94
                      12/31/2010              10.423              11.437 83
VISI 5   2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 140
                      12/31/2009              6.240              10.480 276
                      12/31/2010              10.480              11.518 338
VISI 6   2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 7
                      12/31/2009              6.190              10.365 19
                      12/31/2010              10.365              11.357 25

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7   2.20%
                      12/31/2007              N/A              13.276 0
                      12/31/2008              13.276              6.248 297
                      12/31/2009              6.248              10.500 417
                      12/31/2010              10.500              11.545 555
VISI 8   2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 75
                      12/31/2009              6.198              10.384 142
                      12/31/2010              10.384              11.384 122
VISI 9   2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 282
                      12/31/2009              6.223              10.442 482
                      12/31/2010              10.442              11.464 545
VISL 1   1.65%
                      12/31/2007              N/A              13.399 121
                      12/31/2008              13.399              6.341 205
                      12/31/2009              6.341              10.714 84
                      12/31/2010              10.714              11.846 300
VISL 10  2.90%
                      12/31/2007              N/A              13.121 0
                      12/31/2008              13.121              6.132 42
                      12/31/2009              6.132              10.233 66
                      12/31/2010              10.233              11.173 61
VISL 11  2.05%
                      12/31/2008              N/A              6.274 56
                      12/31/2009              6.274              10.558 124
                      12/31/2010              10.558              11.627 161
VISL 13  3.05%
                      12/31/2009              N/A              10.177 7
                      12/31/2010              10.177              11.095 0
VISL 14  2.20%
                      12/31/2009              N/A              10.500 30
                      12/31/2010              10.500              11.545 42
VISL 2   1.95%
                      12/31/2007              N/A              13.332 70
                      12/31/2008              13.332              6.290 75
                      12/31/2009              6.290              10.597 19
                      12/31/2010              10.597              11.681 68
VISL 3   2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 76
                      12/31/2009              6.223              10.442 179
                      12/31/2010              10.442              11.464 213
VISL 4   2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 24
                      12/31/2009              6.173              10.327 51
                      12/31/2010              10.327              11.304 54
VISL 5   2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 59
                      12/31/2009              6.198              10.384 121
                      12/31/2010              10.384              11.384 131

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6   2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 5
                      12/31/2009              6.149              10.270 28
                      12/31/2010              10.270              11.225 28
VISL 7   2.45%
                      12/31/2007              N/A              13.221 0
                      12/31/2008              13.221              6.207 112
                      12/31/2009              6.207              10.404 123
                      12/31/2010              10.404              11.411 152
VISL 8   2.75%
                      12/31/2007              N/A              13.154 0
                      12/31/2008              13.154              6.157 42
                      12/31/2009              6.157              10.289 83
                      12/31/2010              10.289              11.252 62
VISL 9   2.60%
                      12/31/2007              N/A              13.187 0
                      12/31/2008              13.187              6.182 107
                      12/31/2009              6.182              10.346 138
                      12/31/2010              10.346              11.331 183
AZL Small Cap Stock Index Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.310 84
                      12/31/2008              9.310              6.321 95
                      12/31/2009              6.321              7.758 29
                      12/31/2010              7.758              9.571 49
VISB 10  2.95%
                      12/31/2007              N/A              9.233 0
                      12/31/2008              9.233              6.190 3
                      12/31/2009              6.190              7.503 89
                      12/31/2010              7.503              9.142 5
VISB 11  2.10%
                      12/31/2008              N/A              6.279 29
                      12/31/2009              6.279              7.676 311
                      12/31/2010              7.676              9.432 337
VISB 13  3.10%
                      12/31/2009              N/A              7.473 1
                      12/31/2010              7.473              9.092 0
VISB 14  2.25%
                      12/31/2009              N/A              7.645 32
                      12/31/2010              7.645              9.380 32
VISB 2   2.00%
                      12/31/2007              N/A              9.292 14
                      12/31/2008              9.292              6.289 17
                      12/31/2009              6.289              7.696 9
                      12/31/2010              7.696              9.467 17
VISB 3   2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 84
                      12/31/2009              6.247              7.614 233
                      12/31/2010              7.614              9.328 210
VISB 4   2.70%
                      12/31/2007              N/A              9.248 0
                      12/31/2008              9.248              6.216 3
                      12/31/2009              6.216              7.553 47
                      12/31/2010              7.553              9.226 24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5   2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 16
                      12/31/2009              6.232              7.584 71
                      12/31/2010              7.584              9.277 75
VISB 6   2.85%
                      12/31/2007              N/A              9.239 0
                      12/31/2008              9.239              6.200 0
                      12/31/2009              6.200              7.523 5
                      12/31/2010              7.523              9.175 4
VISB 7   2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 55
                      12/31/2009              6.237              7.594 96
                      12/31/2010              7.594              9.294 96
VISB 8   2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 7
                      12/31/2009              6.206              7.533 23
                      12/31/2010              7.533              9.192 54
VISB 9   2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 36
                      12/31/2009              6.221              7.563 78
                      12/31/2010              7.563              9.243 80
VISC 1   2.45%
                      12/31/2008              N/A              6.242 2
                      12/31/2009              6.242              7.604 4
                      12/31/2010              7.604              9.311 9
VISC 10  3.00%
                      12/31/2008              N/A              6.185 1
                      12/31/2009              6.185              7.493 1
                      12/31/2010              7.493              9.125 0
VISC 11  2.30%
                      12/31/2009              N/A              7.635 3
                      12/31/2010              7.635              9.363 0
VISC 12  3.15%
                      12/31/2009              N/A              7.463 0
                      12/31/2010              7.463              9.075 0
VISC 13  1.75%
                      12/31/2009              N/A              7.748 0
                      12/31/2010              7.748              9.554 16
VISC 2   2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 0
                      12/31/2010              7.543              9.209 0
VISC 3   2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 2
                      12/31/2010              7.574              9.260 2
VISC 4   2.90%
                      12/31/2008              N/A              6.195 0
                      12/31/2009              6.195              7.513 2
                      12/31/2010              7.513              9.159 1
VISC 5   2.15%
                      12/31/2008              N/A              6.273 3
                      12/31/2009              6.273              7.665 16
                      12/31/2010              7.665              9.415 12

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7   2.55%
                      12/31/2008              N/A              6.232 3
                      12/31/2009              6.232              7.584 4
                      12/31/2010              7.584              9.277 1
VISC 8   2.85%
                      12/31/2008              N/A              6.200 1
                      12/31/2009              6.200              7.523 1
                      12/31/2010              7.523              9.175 0
VISC 9   2.70%
                      12/31/2008              N/A              6.216 12
                      12/31/2009              6.216              7.553 20
                      12/31/2010              7.553              9.226 18
VISI 10  2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 12
                      12/31/2009              6.221              7.563 53
                      12/31/2010              7.563              9.243 18
VISI 11  1.80%
                      12/31/2008              N/A              6.310 155
                      12/31/2009              6.310              7.737 314
                      12/31/2010              7.737              9.536 310
VISI 13  1.95%
                      12/31/2009              N/A              7.706 116
                      12/31/2010              7.706              9.484 117
VISI 14  2.80%
                      12/31/2009              N/A              7.533 18
                      12/31/2010              7.533              9.192 0
VISI 2   1.70%
                      12/31/2007              N/A              9.310 18
                      12/31/2008              9.310              6.321 33
                      12/31/2009              6.321              7.758 45
                      12/31/2010              7.758              9.571 98
VISI 3   2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 101
                      12/31/2009              6.279              7.676 159
                      12/31/2010              7.676              9.432 153
VISI 4   2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 0
                      12/31/2009              6.247              7.614 7
                      12/31/2010              7.614              9.328 6
VISI 5   2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 87
                      12/31/2009              6.263              7.645 155
                      12/31/2010              7.645              9.380 152
VISI 6   2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 2
                      12/31/2009              6.232              7.584 12
                      12/31/2010              7.584              9.277 12
VISI 7   2.20%
                      12/31/2007              N/A              9.279 0
                      12/31/2008              9.279              6.268 139
                      12/31/2009              6.268              7.655 245
                      12/31/2010              7.655              9.397 262

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8   2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 22
                      12/31/2009              6.237              7.594 62
                      12/31/2010              7.594              9.294 48
VISI 9   2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 155
                      12/31/2009              6.252              7.624 264
                      12/31/2010              7.624              9.346 224
VISL 1   1.65%
                      12/31/2007              N/A              9.314 60
                      12/31/2008              9.314              6.326 76
                      12/31/2009              6.326              7.768 30
                      12/31/2010              7.768              9.589 71
VISL 10  2.90%
                      12/31/2007              N/A              9.236 0
                      12/31/2008              9.236              6.195 12
                      12/31/2009              6.195              7.513 33
                      12/31/2010              7.513              9.159 23
VISL 11  2.05%
                      12/31/2008              N/A              6.284 33
                      12/31/2009              6.284              7.686 101
                      12/31/2010              7.686              9.449 103
VISL 13  3.05%
                      12/31/2009              N/A              7.483 3
                      12/31/2010              7.483              9.108 0
VISL 14  2.20%
                      12/31/2009              N/A              7.655 27
                      12/31/2010              7.655              9.397 24
VISL 2   1.95%
                      12/31/2007              N/A              9.295 11
                      12/31/2008              9.295              6.294 13
                      12/31/2009              6.294              7.706 4
                      12/31/2010              7.706              9.484 32
VISL 3   2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 33
                      12/31/2009              6.252              7.624 54
                      12/31/2010              7.624              9.346 62
VISL 4   2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 10
                      12/31/2009              6.221              7.563 11
                      12/31/2010              7.563              9.243 21
VISL 5   2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 21
                      12/31/2009              6.237              7.594 47
                      12/31/2010              7.594              9.294 47
VISL 6   2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 1
                      12/31/2009              6.206              7.533 12
                      12/31/2010              7.533              9.192 6

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7   2.45%
                      12/31/2007              N/A              9.264 0
                      12/31/2008              9.264              6.242 55
                      12/31/2009              6.242              7.604 99
                      12/31/2010              7.604              9.311 98
VISL 8   2.75%
                      12/31/2007              N/A              9.245 0
                      12/31/2008              9.245              6.211 23
                      12/31/2009              6.211              7.543 53
                      12/31/2010              7.543              9.209 26
VISL 9   2.60%
                      12/31/2007              N/A              9.254 0
                      12/31/2008              9.254              6.226 75
                      12/31/2009              6.226              7.574 130
                      12/31/2010              7.574              9.260 145
AZL Turner Quantitative Small Cap Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.670 26
                      12/31/2008              12.670              7.056 32
                      12/31/2009              7.056              9.116 7
                      12/31/2010              9.116              11.546 14
VISB 10  2.95%
                      12/31/2007              N/A              12.253 0
                      12/31/2008              12.253              6.739 4
                      12/31/2009              6.739              8.598 4
                      12/31/2010              8.598              10.755 19
VISB 11  2.10%
                      12/31/2008              N/A              6.953 3
                      12/31/2009              6.953              8.947 5
                      12/31/2010              8.947              11.286 4
VISB 13  3.10%
                      12/31/2009              N/A              8.538 0
                      12/31/2010              8.538              10.664 0
VISB 14  2.25%
                      12/31/2009              N/A              8.884 29
                      12/31/2010              8.884              11.191 33
VISB 2   2.00%
                      12/31/2007              N/A              12.569 8
                      12/31/2008              12.569              6.979 13
                      12/31/2009              6.979              8.989 9
                      12/31/2010              8.989              11.351 8
VISB 3   2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 26
                      12/31/2009              6.877              8.822 40
                      12/31/2010              8.822              11.096 49
VISB 4   2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              6.801 1
                      12/31/2009              6.801              8.699 4
                      12/31/2010              8.699              10.908 10
VISB 5   2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 8
                      12/31/2009              6.839              8.760 52
                      12/31/2010              8.760              11.002 27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6   2.85%
                      12/31/2007              N/A              12.286 0
                      12/31/2008              12.286              6.764 4
                      12/31/2009              6.764              8.638 3
                      12/31/2010              8.638              10.816 5
VISB 7   2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 23
                      12/31/2009              6.852              8.781 32
                      12/31/2010              8.781              11.033 36
VISB 8   2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 5
                      12/31/2009              6.777              8.658 13
                      12/31/2010              8.658              10.847 9
VISB 9   2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 38
                      12/31/2009              6.814              8.719 30
                      12/31/2010              8.719              10.940 36
VISC 1   2.45%
                      12/31/2008              N/A              6.864 2
                      12/31/2009              6.864              8.801 2
                      12/31/2010              8.801              11.064 1
VISC 10  3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 2
                      12/31/2010              8.579              10.725 0
VISC 11  2.30%
                      12/31/2009              N/A              8.863 4
                      12/31/2010              8.863              11.159 3
VISC 12  3.15%
                      12/31/2009              N/A              8.518 0
                      12/31/2010              8.518              10.634 0
VISC 13  1.75%
                      12/31/2009              N/A              9.094 0
                      12/31/2010              9.094              11.513 3
VISC 2   2.75%
                      12/31/2008              N/A              6.789 1
                      12/31/2009              6.789              8.679 0
                      12/31/2010              8.679              10.878 0
VISC 3   2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
                      12/31/2010              8.740              10.971 0
VISC 4   2.90%
                      12/31/2008              N/A              6.752 0
                      12/31/2009              6.752              8.618 0
                      12/31/2010              8.618              10.785 0
VISC 5   2.15%
                      12/31/2008              N/A              6.941 0
                      12/31/2009              6.941              8.926 3
                      12/31/2010              8.926              11.255 2
VISC 7   2.55%
                      12/31/2008              N/A              6.839 5
                      12/31/2009              6.839              8.760 1
                      12/31/2010              8.760              11.002 3

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8   2.85%
                      12/31/2008              N/A              6.764 1
                      12/31/2009              6.764              8.638 0
                      12/31/2010              8.638              10.816 1
VISC 9   2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 0
                      12/31/2010              8.699              10.908 0
VISI 10  2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 1
                      12/31/2009              6.814              8.719 10
                      12/31/2010              8.719              10.940 16
VISI 11  1.80%
                      12/31/2008              N/A              7.031 33
                      12/31/2009              7.031              9.073 114
                      12/31/2010              9.073              11.481 129
VISI 13  1.95%
                      12/31/2009              N/A              9.010 26
                      12/31/2010              9.010              11.383 30
VISI 14  2.80%
                      12/31/2009              N/A              8.658 0
                      12/31/2010              8.658              10.847 0
VISI 2   1.70%
                      12/31/2007              N/A              12.670 9
                      12/31/2008              12.670              7.056 11
                      12/31/2009              7.056              9.116 6
                      12/31/2010              9.116              11.546 31
VISI 3   2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 24
                      12/31/2009              6.953              8.947 60
                      12/31/2010              8.947              11.286 82
VISI 4   2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 6
                      12/31/2009              6.877              8.822 6
                      12/31/2010              8.822              11.096 9
VISI 5   2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 13
                      12/31/2009              6.915              8.884 46
                      12/31/2010              8.884              11.191 59
VISI 6   2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 1
                      12/31/2009              6.839              8.760 4
                      12/31/2010              8.760              11.002 11
VISI 7   2.20%
                      12/31/2007              N/A              12.502 0
                      12/31/2008              12.502              6.928 61
                      12/31/2009              6.928              8.905 90
                      12/31/2010              8.905              11.223 101
VISI 8   2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 8
                      12/31/2009              6.852              8.781 13
                      12/31/2010              8.781              11.033 19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9   2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 55
                      12/31/2009              6.890              8.843 106
                      12/31/2010              8.843              11.127 147
VISL 1   1.65%
                      12/31/2007              N/A              12.687 10
                      12/31/2008              12.687              7.069 14
                      12/31/2009              7.069              9.137 13
                      12/31/2010              9.137              11.579 45
VISL 10  2.90%
                      12/31/2007              N/A              12.270 0
                      12/31/2008              12.270              6.752 16
                      12/31/2009              6.752              8.618 24
                      12/31/2010              8.618              10.785 23
VISL 11  2.05%
                      12/31/2008              N/A              6.966 10
                      12/31/2009              6.966              8.968 24
                      12/31/2010              8.968              11.319 55
VISL 13  3.05%
                      12/31/2009              N/A              8.558 0
                      12/31/2010              8.558              10.694 0
VISL 14  2.20%
                      12/31/2009              N/A              8.905 11
                      12/31/2010              8.905              11.223 10
VISL 2   1.95%
                      12/31/2007              N/A              12.585 3
                      12/31/2008              12.585              6.992 11
                      12/31/2009              6.992              9.010 6
                      12/31/2010              9.010              11.383 26
VISL 3   2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 21
                      12/31/2009              6.890              8.843 42
                      12/31/2010              8.843              11.127 51
VISL 4   2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 1
                      12/31/2009              6.814              8.719 8
                      12/31/2010              8.719              10.940 5
VISL 5   2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 5
                      12/31/2009              6.852              8.781 9
                      12/31/2010              8.781              11.033 12
VISL 6   2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 0
                      12/31/2009              6.777              8.658 3
                      12/31/2010              8.658              10.847 3
VISL 7   2.45%
                      12/31/2007              N/A              12.418 0
                      12/31/2008              12.418              6.864 12
                      12/31/2009              6.864              8.801 16
                      12/31/2010              8.801              11.064 23

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              6.789 12
                      12/31/2009              6.789              8.679 23
                      12/31/2010              8.679              10.878 21
VISL 9   2.60%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              6.827 23
                      12/31/2009              6.827              8.740 30
                      12/31/2010              8.740              10.971 45
BlackRock Global Allocation V.I. Fund
VISB 1  1.70%
                      12/31/2008              N/A              7.903 258
                      12/31/2009              7.903              9.396 571
                      12/31/2010              9.396              10.139 4752
VISB 10  2.95%
                      12/31/2008              N/A              7.837 52
                      12/31/2009              7.837              9.201 459
                      12/31/2010              9.201              9.806 515
VISB 11  2.10%
                      12/31/2008              N/A              7.882 135
                      12/31/2009              7.882              9.333 540
                      12/31/2010              9.333              10.031 740
VISB 13  3.10%
                      12/31/2009              N/A              9.178 115
                      12/31/2010              9.178              9.767 156
VISB 14  2.25%
                      12/31/2009              N/A              9.310 362
                      12/31/2010              9.310              9.991 308
VISB 2   2.00%
                      12/31/2008              N/A              7.888 110
                      12/31/2009              7.888              9.349 641
                      12/31/2010              9.349              10.058 2193
VISB 3   2.40%
                      12/31/2008              N/A              7.866 179
                      12/31/2009              7.866              9.286 716
                      12/31/2010              9.286              9.951 849
VISB 4   2.70%
                      12/31/2008              N/A              7.851 14
                      12/31/2009              7.851              9.240 70
                      12/31/2010              9.240              9.871 75
VISB 5   2.55%
                      12/31/2008              N/A              7.858 74
                      12/31/2009              7.858              9.263 404
                      12/31/2010              9.263              9.911 390
VISB 6   2.85%
                      12/31/2008              N/A              7.843 20
                      12/31/2009              7.843              9.217 38
                      12/31/2010              9.217              9.832 39
VISB 7   2.50%
                      12/31/2008              N/A              7.861 301
                      12/31/2009              7.861              9.271 505
                      12/31/2010              9.271              9.924 554
VISB 8   2.80%
                      12/31/2008              N/A              7.845 148
                      12/31/2009              7.845              9.224 1060
                      12/31/2010              9.224              9.845 1019

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9   2.65%
                      12/31/2008              N/A              7.853 308
                      12/31/2009              7.853              9.248 1458
                      12/31/2010              9.248              9.885 1650
VISC 1   2.45%
                      12/31/2008              N/A              7.864 41
                      12/31/2009              7.864              9.278 37
                      12/31/2010              9.278              9.938 47
VISC 10  3.00%
                      12/31/2008              N/A              7.835 66
                      12/31/2009              7.835              9.194 43
                      12/31/2010              9.194              9.793 84
VISC 11  2.30%
                      12/31/2009              N/A              9.302 42
                      12/31/2010              9.302              9.978 48
VISC 12  3.15%
                      12/31/2009              N/A              9.171 12
                      12/31/2010              9.171              9.753 18
VISC 13  1.75%
                      12/31/2009              N/A              9.388 64
                      12/31/2010              9.388              10.125 811
VISC 2   2.75%
                      12/31/2008              N/A              7.848 2
                      12/31/2009              7.848              9.232 1
                      12/31/2010              9.232              9.858 1
VISC 3   2.60%
                      12/31/2008              N/A              7.856 66
                      12/31/2009              7.856              9.255 9
                      12/31/2010              9.255              9.898 14
VISC 4   2.90%
                      12/31/2008              N/A              7.840 0
                      12/31/2009              7.840              9.209 0
                      12/31/2010              9.209              9.819 0
VISC 5   2.15%
                      12/31/2008              N/A              7.880 53
                      12/31/2009              7.880              9.325 68
                      12/31/2010              9.325              10.018 74
VISC 7   2.55%
                      12/31/2008              N/A              7.858 69
                      12/31/2009              7.858              9.263 45
                      12/31/2010              9.263              9.911 39
VISC 8   2.85%
                      12/31/2008              N/A              7.843 38
                      12/31/2009              7.843              9.217 175
                      12/31/2010              9.217              9.832 176
VISC 9   2.70%
                      12/31/2008              N/A              7.851 108
                      12/31/2009              7.851              9.240 163
                      12/31/2010              9.240              9.871 194
VISI 10  2.65%
                      12/31/2008              N/A              7.853 101
                      12/31/2009              7.853              9.248 1039
                      12/31/2010              9.248              9.885 1143
VISI 11  1.80%
                      12/31/2008              N/A              7.898 681
                      12/31/2009              7.898              9.380 2077
                      12/31/2010              9.380              10.112 2389

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13  1.95%
                      12/31/2009              N/A              9.356 1183
                      12/31/2010              9.356              10.071 1262
VISI 14  2.80%
                      12/31/2009              N/A              9.224 537
                      12/31/2010              9.224              9.845 736
VISI 2   1.70%
                      12/31/2008              N/A              7.903 78
                      12/31/2009              7.903              9.396 1085
                      12/31/2010              9.396              10.139 5832
VISI 3   2.10%
                      12/31/2008              N/A              7.882 665
                      12/31/2009              7.882              9.333 1159
                      12/31/2010              9.333              10.031 1350
VISI 4   2.40%
                      12/31/2008              N/A              7.866 56
                      12/31/2009              7.866              9.286 93
                      12/31/2010              9.286              9.951 179
VISI 5   2.25%
                      12/31/2008              N/A              7.874 411
                      12/31/2009              7.874              9.310 985
                      12/31/2010              9.310              9.991 1117
VISI 6   2.55%
                      12/31/2008              N/A              7.858 21
                      12/31/2009              7.858              9.263 65
                      12/31/2010              9.263              9.911 85
VISI 7   2.20%
                      12/31/2008              N/A              7.877 1133
                      12/31/2009              7.877              9.317 2437
                      12/31/2010              9.317              10.004 2573
VISI 8   2.50%
                      12/31/2008              N/A              7.861 186
                      12/31/2009              7.861              9.271 5080
                      12/31/2010              9.271              9.924 5738
VISI 9   2.35%
                      12/31/2008              N/A              7.869 1190
                      12/31/2009              7.869              9.294 7013
                      12/31/2010              9.294              9.964 7358
VISL 1   1.65%
                      12/31/2008              N/A              7.906 123
                      12/31/2009              7.906              9.403 1740
                      12/31/2010              9.403              10.152 12264
VISL 10  2.90%
                      12/31/2008              N/A              7.840 76
                      12/31/2009              7.840              9.209 909
                      12/31/2010              9.209              9.819 1127
VISL 11  2.05%
                      12/31/2008              N/A              7.885 920
                      12/31/2009              7.885              9.341 1754
                      12/31/2010              9.341              10.044 1615
VISL 13  3.05%
                      12/31/2009              N/A              9.186 731
                      12/31/2010              9.186              9.780 802
VISL 14  2.20%
                      12/31/2009              N/A              9.317 557
                      12/31/2010              9.317              10.004 639

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2   1.95%
                      12/31/2008              N/A              7.890 34
                      12/31/2009              7.890              9.356 635
                      12/31/2010              9.356              10.071 3650
VISL 3   2.35%
                      12/31/2008              N/A              7.869 381
                      12/31/2009              7.869              9.294 819
                      12/31/2010              9.294              9.964 940
VISL 4   2.65%
                      12/31/2008              N/A              7.853 79
                      12/31/2009              7.853              9.248 108
                      12/31/2010              9.248              9.885 166
VISL 5   2.50%
                      12/31/2008              N/A              7.861 291
                      12/31/2009              7.861              9.271 698
                      12/31/2010              9.271              9.924 909
VISL 6   2.80%
                      12/31/2008              N/A              7.845 22
                      12/31/2009              7.845              9.224 48
                      12/31/2010              9.224              9.845 43
VISL 7   2.45%
                      12/31/2008              N/A              7.864 883
                      12/31/2009              7.864              9.278 1379
                      12/31/2010              9.278              9.938 1468
VISL 8   2.75%
                      12/31/2008              N/A              7.848 171
                      12/31/2009              7.848              9.232 2923
                      12/31/2010              9.232              9.858 3215
VISL 9   2.60%
                      12/31/2008              N/A              7.856 826
                      12/31/2009              7.856              9.255 4579
                      12/31/2010              9.255              9.898 4755
Davis VA Financial Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              15.460 32
                      12/31/2008              15.460              8.152 48
                      12/31/2009              8.152              11.315 21
                      12/31/2010              11.315              12.359 21
VISB 10  2.95%
                      12/31/2007              N/A              14.003 0
                      12/31/2008              14.003              7.292 2
                      12/31/2009              7.292              9.995 6
                      12/31/2010              9.995              10.782 4
VISB 11  2.10%
                      12/31/2008              N/A              7.866 34
                      12/31/2009              7.866              10.875 57
                      12/31/2010              10.875              11.831 53
VISB 13  3.10%
                      12/31/2009              N/A              9.847 0
                      12/31/2010              9.847              10.607 0
VISB 14  2.25%
                      12/31/2009              N/A              10.714 16
                      12/31/2010              10.714              11.639 15
VISB 2   2.00%
                      12/31/2007              N/A              15.097 11
                      12/31/2008              15.097              7.937 19
                      12/31/2009              7.937              10.983 15
                      12/31/2010              10.983              11.961 7

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3   2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 39
                      12/31/2009              7.659              10.556 50
                      12/31/2010              10.556              11.449 42
VISB 4   2.70%
                      12/31/2007              N/A              14.283 0
                      12/31/2008              14.283              7.456 15
                      12/31/2009              7.456              10.246 20
                      12/31/2010              10.246              11.080 8
VISB 5   2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 15
                      12/31/2009              7.557              10.400 44
                      12/31/2010              10.400              11.263 40
VISB 6   2.85%
                      12/31/2007              N/A              14.114 0
                      12/31/2008              14.114              7.357 0
                      12/31/2009              7.357              10.095 10
                      12/31/2010              10.095              10.900 12
VISB 7   2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 42
                      12/31/2009              7.591              10.452 52
                      12/31/2010              10.452              11.325 49
VISB 8   2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 28
                      12/31/2009              7.390              10.145 18
                      12/31/2010              10.145              10.960 9
VISB 9   2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 46
                      12/31/2009              7.490              10.297 47
                      12/31/2010              10.297              11.141 43
VISC 1   2.45%
                      12/31/2008              N/A              7.624 1
                      12/31/2009              7.624              10.504 1
                      12/31/2010              10.504              11.387 1
VISC 10  3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
VISC 11  2.30%
                      12/31/2009              N/A              10.661 1
                      12/31/2010              10.661              11.575 1
VISC 12  3.15%
                      12/31/2009              N/A              9.799 0
                      12/31/2010              9.799              10.549 0
VISC 13  1.75%
                      12/31/2009              N/A              11.250 0
                      12/31/2010              11.250              12.282 0
VISC 2   2.75%
                      12/31/2008              N/A              7.423 3
                      12/31/2009              7.423              10.196 1
                      12/31/2010              10.196              11.020 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3   2.60%
                      12/31/2008              N/A              7.523 10
                      12/31/2009              7.523              10.349 2
                      12/31/2010              10.349              11.202 3
VISC 4   2.90%
                      12/31/2008              N/A              7.324 0
                      12/31/2009              7.324              10.045 0
                      12/31/2010              10.045              10.841 0
VISC 5   2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 10
                      12/31/2010              10.821              11.767 1
VISC 7   2.55%
                      12/31/2008              N/A              7.557 9
                      12/31/2009              7.557              10.400 8
                      12/31/2010              10.400              11.263 8
VISC 8   2.85%
                      12/31/2008              N/A              7.357 4
                      12/31/2009              7.357              10.095 3
                      12/31/2010              10.095              10.900 3
VISC 9   2.70%
                      12/31/2008              N/A              7.456 2
                      12/31/2009              7.456              10.246 3
                      12/31/2010              10.246              11.080 3
VISI 10  2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 16
                      12/31/2009              7.490              10.297 26
                      12/31/2010              10.297              11.141 27
VISI 11  1.80%
                      12/31/2008              N/A              8.080 53
                      12/31/2009              8.080              11.204 123
                      12/31/2010              11.204              12.225 89
VISI 13  1.95%
                      12/31/2009              N/A              11.038 64
                      12/31/2010              11.038              12.026 56
VISI 14  2.80%
                      12/31/2009              N/A              10.145 2
                      12/31/2010              10.145              10.960 0
VISI 2   1.70%
                      12/31/2007              N/A              15.460 15
                      12/31/2008              15.460              8.152 24
                      12/31/2009              8.152              11.315 11
                      12/31/2010              11.315              12.359 8
VISI 3   2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 58
                      12/31/2009              7.866              10.875 127
                      12/31/2010              10.875              11.831 135
VISI 4   2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 38
                      12/31/2009              7.659              10.556 44
                      12/31/2010              10.556              11.449 43
VISI 5   2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 35
                      12/31/2009              7.762              10.714 69
                      12/31/2010              10.714              11.639 66

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6   2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 27
                      12/31/2009              7.557              10.400 30
                      12/31/2010              10.400              11.263 32
VISI 7   2.20%
                      12/31/2007              N/A              14.860 0
                      12/31/2008              14.860              7.797 103
                      12/31/2009              7.797              10.768 162
                      12/31/2010              10.768              11.702 159
VISI 8   2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 19
                      12/31/2009              7.591              10.452 40
                      12/31/2010              10.452              11.325 36
VISI 9   2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 91
                      12/31/2009              7.693              10.608 154
                      12/31/2010              10.608              11.512 148
VISL 1   1.65%
                      12/31/2007              N/A              15.522 9
                      12/31/2008              15.522              8.189 18
                      12/31/2009              8.189              11.372 13
                      12/31/2010              11.372              12.427 3
VISL 10  2.90%
                      12/31/2007              N/A              14.058 0
                      12/31/2008              14.058              7.324 10
                      12/31/2009              7.324              10.045 17
                      12/31/2010              10.045              10.841 15
VISL 11  2.05%
                      12/31/2008              N/A              7.902 21
                      12/31/2009              7.902              10.929 28
                      12/31/2010              10.929              11.896 22
VISL 13  3.05%
                      12/31/2009              N/A              9.896 6
                      12/31/2010              9.896              10.665 0
VISL 14  2.20%
                      12/31/2009              N/A              10.768 27
                      12/31/2010              10.768              11.702 24
VISL 2   1.95%
                      12/31/2007              N/A              15.157 22
                      12/31/2008              15.157              7.972 29
                      12/31/2009              7.972              11.038 4
                      12/31/2010              11.038              12.026 5
VISL 3   2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 52
                      12/31/2009              7.693              10.608 56
                      12/31/2010              10.608              11.512 61
VISL 4   2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 1
                      12/31/2009              7.490              10.297 1
                      12/31/2010              10.297              11.141 27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 25
                      12/31/2009              7.591              10.452 26
                      12/31/2010              10.452              11.325 26
VISL 6   2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 1
                      12/31/2009              7.390              10.145 2
                      12/31/2010              10.145              10.960 1
VISL 7   2.45%
                      12/31/2007              N/A              14.569 0
                      12/31/2008              14.569              7.624 32
                      12/31/2009              7.624              10.504 58
                      12/31/2010              10.504              11.387 71
VISL 8   2.75%
                      12/31/2007              N/A              14.226 0
                      12/31/2008              14.226              7.423 13
                      12/31/2009              7.423              10.196 17
                      12/31/2010              10.196              11.020 13
VISL 9   2.60%
                      12/31/2007              N/A              14.396 0
                      12/31/2008              14.396              7.523 29
                      12/31/2009              7.523              10.349 49
                      12/31/2010              10.349              11.202 44
Franklin High Income Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              23.984 55
                      12/31/2008              23.984              18.066 54
                      12/31/2009              18.066              25.345 55
                      12/31/2010              25.345              28.221 213
VISB 10  2.95%
                      12/31/2007              N/A              18.925 0
                      12/31/2008              18.925              14.078 5
                      12/31/2009              14.078              19.505 20
                      12/31/2010              19.505              21.449 25
VISB 11  2.10%
                      12/31/2008              N/A              16.680 9
                      12/31/2009              16.680              23.307 31
                      12/31/2010              23.307              25.849 30
VISB 13  3.10%
                      12/31/2009              N/A              18.902 3
                      12/31/2010              18.902              20.754 6
VISB 14  2.25%
                      12/31/2009              N/A              22.586 34
                      12/31/2010              22.586              25.012 33
VISB 2   2.00%
                      12/31/2007              N/A              22.658 18
                      12/31/2008              22.658              17.016 17
                      12/31/2009              17.016              23.801 26
                      12/31/2010              23.801              26.423 89
VISB 3   2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 18
                      12/31/2009              15.711              21.887 178
                      12/31/2010              21.887              24.201 50

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 4   2.70%
                      12/31/2007              N/A              19.844 0
                      12/31/2008              19.844              14.798 9
                      12/31/2009              14.798              20.554 43
                      12/31/2010              20.554              22.659 18
VISB 5   2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 16
                      12/31/2009              15.248              21.210 44
                      12/31/2010              21.210              23.417 27
VISB 6   2.85%
                      12/31/2007              N/A              19.287 0
                      12/31/2008              19.287              14.362 4
                      12/31/2009              14.362              19.918 14
                      12/31/2010              19.918              21.925 18
VISB 7   2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 23
                      12/31/2009              15.401              21.434 54
                      12/31/2010              21.434              23.676 52
VISB 8   2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 15
                      12/31/2009              14.506              20.128 82
                      12/31/2010              20.128              22.167 51
VISB 9   2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 20
                      12/31/2009              14.947              20.770 116
                      12/31/2010              20.770              22.909 103
VISC 1   2.45%
                      12/31/2008              N/A              15.555 5
                      12/31/2009              15.555              21.659 6
                      12/31/2010              21.659              23.937 4
VISC 10  3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 8
                      12/31/2010              19.302              21.215 8
VISC 11  2.30%
                      12/31/2009              N/A              22.351 6
                      12/31/2010              22.351              24.738 3
VISC 12  3.15%
                      12/31/2009              N/A              18.705 2
                      12/31/2010              18.705              20.527 2
VISC 13  1.75%
                      12/31/2009              N/A              25.076 4
                      12/31/2010              25.076              27.907 51
VISC 2   2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
                      12/31/2010              20.340              22.411 0
VISC 3   2.60%
                      12/31/2008              N/A              15.097 4
                      12/31/2009              15.097              20.989 3
                      12/31/2010              20.989              23.162 4
VISC 4   2.90%
                      12/31/2008              N/A              14.219 0
                      12/31/2009              14.219              19.710 0
                      12/31/2010              19.710              21.685 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5   2.15%
                      12/31/2008              N/A              16.515 2
                      12/31/2009              16.515              23.065 6
                      12/31/2010              23.065              25.567 8
VISC 7   2.55%
                      12/31/2008              N/A              15.248 4
                      12/31/2009              15.248              21.210 4
                      12/31/2010              21.210              23.417 9
VISC 8   2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 8
                      12/31/2010              19.918              21.925 7
VISC 9   2.70%
                      12/31/2008              N/A              14.798 3
                      12/31/2009              14.798              20.554 10
                      12/31/2010              20.554              22.659 10
VISI 10  2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 2
                      12/31/2009              14.947              20.770 48
                      12/31/2010              20.770              22.909 39
VISI 11  1.80%
                      12/31/2008              N/A              17.709 51
                      12/31/2009              17.709              24.819 144
                      12/31/2010              24.819              27.608 140
VISI 13  1.95%
                      12/31/2009              N/A              24.052 58
                      12/31/2010              24.052              26.714 52
VISI 14  2.80%
                      12/31/2009              N/A              20.128 9
                      12/31/2010              20.128              22.167 12
VISI 2   1.70%
                      12/31/2007              N/A              23.984 22
                      12/31/2008              23.984              18.066 15
                      12/31/2009              18.066              25.345 36
                      12/31/2010              25.345              28.221 173
VISI 3   2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 27
                      12/31/2009              16.680              23.307 94
                      12/31/2010              23.307              25.849 89
VISI 4   2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 9
                      12/31/2009              15.711              21.887 23
                      12/31/2010              21.887              24.201 22
VISI 5   2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 13
                      12/31/2009              16.188              22.586 64
                      12/31/2010              22.586              25.012 90
VISI 6   2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 2
                      12/31/2009              15.248              21.210 7
                      12/31/2010              21.210              23.417 9

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7   2.20%
                      12/31/2007              N/A              21.816 0
                      12/31/2008              21.816              16.351 58
                      12/31/2009              16.351              22.824 134
                      12/31/2010              22.824              25.288 146
VISI 8   2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 21
                      12/31/2009              15.401              21.434 158
                      12/31/2010              21.434              23.676 134
VISI 9   2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 50
                      12/31/2009              15.869              22.118 254
                      12/31/2010              22.118              24.468 201
VISL 1   1.65%
                      12/31/2007              N/A              24.212 34
                      12/31/2008              24.212              18.247 43
                      12/31/2009              18.247              25.612 71
                      12/31/2010              25.612              28.533 383
VISL 10  2.90%
                      12/31/2007              N/A              19.106 0
                      12/31/2008              19.106              14.219 1
                      12/31/2009              14.219              19.710 21
                      12/31/2010              19.710              21.685 29
VISL 11  2.05%
                      12/31/2008              N/A              16.848 21
                      12/31/2009              16.848              23.553 64
                      12/31/2010              23.553              26.134 64
VISL 13  3.05%
                      12/31/2009              N/A              19.101 17
                      12/31/2010              19.101              20.983 24
VISL 14  2.20%
                      12/31/2009              N/A              22.824 33
                      12/31/2010              22.824              25.288 30
VISL 2   1.95%
                      12/31/2007              N/A              22.874 12
                      12/31/2008              22.874              17.187 13
                      12/31/2009              17.187              24.052 15
                      12/31/2010              24.052              26.714 111
VISL 3   2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 20
                      12/31/2009              15.869              22.118 88
                      12/31/2010              22.118              24.468 79
VISL 4   2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 9
                      12/31/2009              14.947              20.770 16
                      12/31/2010              20.770              22.909 10
VISL 5   2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 7
                      12/31/2009              15.401              21.434 39
                      12/31/2010              21.434              23.676 45

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6   2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 0
                      12/31/2009              14.506              20.128 4
                      12/31/2010              20.128              22.167 2
VISL 7   2.45%
                      12/31/2007              N/A              20.806 0
                      12/31/2008              20.806              15.555 25
                      12/31/2009              15.555              21.659 62
                      12/31/2010              21.659              23.937 56
VISL 8   2.75%
                      12/31/2007              N/A              19.656 0
                      12/31/2008              19.656              14.651 4
                      12/31/2009              14.651              20.340 117
                      12/31/2010              20.340              22.411 100
VISL 9   2.60%
                      12/31/2007              N/A              20.223 0
                      12/31/2008              20.223              15.097 17
                      12/31/2009              15.097              20.989 147
                      12/31/2010              20.989              23.162 163
Franklin Income Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              45.811 240
                      12/31/2008              45.811              31.680 240
                      12/31/2009              31.680              42.233 41
                      12/31/2010              42.233              46.782 33
VISB 10  2.95%
                      12/31/2007              N/A              36.149 0
                      12/31/2008              36.149              24.687 16
                      12/31/2009              24.687              32.501 12
                      12/31/2010              32.501              35.556 18
VISB 11  2.10%
                      12/31/2008              N/A              29.250 55
                      12/31/2009              29.250              38.837 182
                      12/31/2010              38.837              42.850 221
VISB 13  3.10%
                      12/31/2009              N/A              31.496 2
                      12/31/2010              31.496              34.404 0
VISB 14  2.25%
                      12/31/2009              N/A              37.636 16
                      12/31/2010              37.636              41.462 15
VISB 2   2.00%
                      12/31/2007              N/A              43.279 97
                      12/31/2008              43.279              29.840 65
                      12/31/2009              29.840              39.660 15
                      12/31/2010              39.660              43.801 13
VISB 3   2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 93
                      12/31/2009              27.551              36.471 228
                      12/31/2010              36.471              40.119 206
VISB 4   2.70%
                      12/31/2007              N/A              37.903 0
                      12/31/2008              37.903              25.950 5
                      12/31/2009              25.950              34.249 32
                      12/31/2010              34.249              37.562 28

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5   2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 44
                      12/31/2009              26.738              35.343 114
                      12/31/2010              35.343              38.819 110
VISB 6   2.85%
                      12/31/2007              N/A              36.840 0
                      12/31/2008              36.840              25.185 3
                      12/31/2009              25.185              33.190 26
                      12/31/2010              33.190              36.345 22
VISB 7   2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 95
                      12/31/2009              27.007              35.715 108
                      12/31/2010              35.715              39.247 118
VISB 8   2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 29
                      12/31/2009              25.437              33.539 58
                      12/31/2010              33.539              36.746 33
VISB 9   2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 62
                      12/31/2009              26.210              34.610 87
                      12/31/2010              34.610              37.976 86
VISC 1   2.45%
                      12/31/2008              N/A              27.277 6
                      12/31/2009              27.277              36.091 10
                      12/31/2010              36.091              39.681 10
VISC 10  3.00%
                      12/31/2008              N/A              24.442 1
                      12/31/2009              24.442              32.163 3
                      12/31/2010              32.163              35.167 1
VISC 11  2.30%
                      12/31/2009              N/A              37.244 2
                      12/31/2010              37.244              41.009 0
VISC 12  3.15%
                      12/31/2009              N/A              31.168 0
                      12/31/2010              31.168              34.028 0
VISC 13  1.75%
                      12/31/2009              N/A              41.784 0
                      12/31/2010              41.784              46.262 2
VISC 2   2.75%
                      12/31/2008              N/A              25.692 3
                      12/31/2009              25.692              33.892 3
                      12/31/2010              33.892              37.151 3
VISC 3   2.60%
                      12/31/2008              N/A              26.473 7
                      12/31/2009              26.473              34.975 0
                      12/31/2010              34.975              38.395 0
VISC 4   2.90%
                      12/31/2008              N/A              24.935 0
                      12/31/2009              24.935              32.844 0
                      12/31/2010              32.844              35.948 0
VISC 5   2.15%
                      12/31/2008              N/A              28.960 15
                      12/31/2009              28.960              38.433 14
                      12/31/2010              38.433              42.382 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 7   2.55%
                      12/31/2008              N/A              26.738 6
                      12/31/2009              26.738              35.343 7
                      12/31/2010              35.343              38.819 5
VISC 8   2.85%
                      12/31/2008              N/A              25.185 2
                      12/31/2009              25.185              33.190 2
                      12/31/2010              33.190              36.345 2
VISC 9   2.70%
                      12/31/2008              N/A              25.950 6
                      12/31/2009              25.950              34.249 9
                      12/31/2010              34.249              37.562 12
VISI 10  2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 29
                      12/31/2009              26.210              34.610 65
                      12/31/2010              34.610              37.976 54
VISI 11  1.80%
                      12/31/2008              N/A              31.055 343
                      12/31/2009              31.055              41.357 571
                      12/31/2010              41.357              45.767 613
VISI 13  1.95%
                      12/31/2009              N/A              40.077 58
                      12/31/2010              40.077              44.284 65
VISI 14  2.80%
                      12/31/2009              N/A              33.539 2
                      12/31/2010              33.539              36.746 0
VISI 2   1.70%
                      12/31/2007              N/A              45.811 102
                      12/31/2008              45.811              31.680 109
                      12/31/2009              31.680              42.233 53
                      12/31/2010              42.233              46.782 77
VISI 3   2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 241
                      12/31/2009              29.250              38.837 453
                      12/31/2010              38.837              42.850 447
VISI 4   2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 35
                      12/31/2009              27.551              36.471 83
                      12/31/2010              36.471              40.119 79
VISI 5   2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 143
                      12/31/2009              28.388              37.636 318
                      12/31/2010              37.636              41.462 311
VISI 6   2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 7
                      12/31/2009              26.738              35.343 29
                      12/31/2010              35.343              38.819 35
VISI 7   2.20%
                      12/31/2007              N/A              41.669 0
                      12/31/2008              41.669              28.672 231
                      12/31/2009              28.672              38.032 339
                      12/31/2010              38.032              41.919 338

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8   2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 75
                      12/31/2009              27.007              35.715 130
                      12/31/2010              35.715              39.247 101
VISI 9   2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 220
                      12/31/2009              27.827              36.855 313
                      12/31/2010              36.855              40.561 301
VISL 1   1.65%
                      12/31/2007              N/A              46.247 257
                      12/31/2008              46.247              31.998 283
                      12/31/2009              31.998              42.677 31
                      12/31/2010              42.677              47.299 60
VISL 10  2.90%
                      12/31/2007              N/A              36.493 0
                      12/31/2008              36.493              24.935 33
                      12/31/2009              24.935              32.844 61
                      12/31/2010              32.844              35.948 51
VISL 11  2.05%
                      12/31/2008              N/A              29.544 140
                      12/31/2009              29.544              39.246 282
                      12/31/2010              39.246              43.323 285
VISL 13  3.05%
                      12/31/2009              N/A              31.828 2
                      12/31/2010              31.828              34.783 0
VISL 14  2.20%
                      12/31/2009              N/A              38.032 22
                      12/31/2010              38.032              41.919 17
VISL 2   1.95%
                      12/31/2007              N/A              43.691 85
                      12/31/2008              43.691              30.139 71
                      12/31/2009              30.139              40.077 15
                      12/31/2010              40.077              44.284 35
VISL 3   2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 123
                      12/31/2009              27.827              36.855 231
                      12/31/2010              36.855              40.561 215
VISL 4   2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 19
                      12/31/2009              26.210              34.610 56
                      12/31/2010              34.610              37.976 52
VISL 5   2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 68
                      12/31/2009              27.007              35.715 142
                      12/31/2010              35.715              39.247 137
VISL 6   2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 13
                      12/31/2009              25.437              33.539 30
                      12/31/2010              33.539              36.746 26

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7   2.45%
                      12/31/2007              N/A              39.741 0
                      12/31/2008              39.741              27.277 123
                      12/31/2009              27.277              36.091 133
                      12/31/2010              36.091              39.681 140
VISL 8   2.75%
                      12/31/2007              N/A              37.545 0
                      12/31/2008              37.545              25.692 27
                      12/31/2009              25.692              33.892 60
                      12/31/2010              33.892              37.151 49
VISL 9   2.60%
                      12/31/2007              N/A              38.628 0
                      12/31/2008              38.628              26.473 153
                      12/31/2009              26.473              34.975 179
                      12/31/2010              34.975              38.395 148
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.232 256
                      12/31/2008              9.232              5.821 352
                      12/31/2009              5.821              7.454 111
                      12/31/2010              7.454              8.079 80
VISB 10  2.95%
                      12/31/2007              N/A              9.175 0
                      12/31/2008              9.175              5.712 86
                      12/31/2009              5.712              7.224 163
                      12/31/2010              7.224              7.733 168
VISB 11  2.10%
                      12/31/2008              N/A              5.786 82
                      12/31/2009              5.786              7.380 84
                      12/31/2010              7.380              7.967 73
VISB 13  3.10%
                      12/31/2009              N/A              7.197 0
                      12/31/2010              7.197              7.693 0
VISB 14  2.25%
                      12/31/2009              N/A              7.352 21
                      12/31/2010              7.352              7.925 19
VISB 2   2.00%
                      12/31/2007              N/A              9.219 39
                      12/31/2008              9.219              5.795 175
                      12/31/2009              5.795              7.398 33
                      12/31/2010              7.398              7.995 144
VISB 3   2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 666
                      12/31/2009              5.760              7.325 1097
                      12/31/2010              7.325              7.884 753
VISB 4   2.70%
                      12/31/2007              N/A              9.187 0
                      12/31/2008              9.187              5.734 136
                      12/31/2009              5.734              7.270 157
                      12/31/2010              7.270              7.802 121
VISB 5   2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 370
                      12/31/2009              5.747              7.297 541
                      12/31/2010              7.297              7.843 543

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6   2.85%
                      12/31/2007              N/A              9.180 0
                      12/31/2008              9.180              5.721 65
                      12/31/2009              5.721              7.243 85
                      12/31/2010              7.243              7.761 91
VISB 7   2.50%
                      12/31/2007              N/A              9.195 0
                      12/31/2008              9.195              5.751 733
                      12/31/2009              5.751              7.306 829
                      12/31/2010              7.306              7.856 803
VISB 8   2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.725 100
                      12/31/2009              5.725              7.251 135
                      12/31/2010              7.251              7.774 151
VISB 9   2.65%
                      12/31/2007              N/A              9.188 0
                      12/31/2008              9.188              5.738 450
                      12/31/2009              5.738              7.278 536
                      12/31/2010              7.278              7.815 450
VISC 1   2.45%
                      12/31/2008              N/A              5.755 32
                      12/31/2009              5.755              7.315 55
                      12/31/2010              7.315              7.870 52
VISC 10  3.00%
                      12/31/2008              N/A              5.708 10
                      12/31/2009              5.708              7.215 5
                      12/31/2010              7.215              7.720 18
VISC 11  2.30%
                      12/31/2009              N/A              7.342 3
                      12/31/2010              7.342              7.911 0
VISC 12  3.15%
                      12/31/2009              N/A              7.188 0
                      12/31/2010              7.188              7.679 0
VISC 13  1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.065 5
VISC 2   2.75%
                      12/31/2008              N/A              5.729 6
                      12/31/2009              5.729              7.260 6
                      12/31/2010              7.260              7.788 6
VISC 3   2.60%
                      12/31/2008              N/A              5.742 3
                      12/31/2009              5.742              7.288 5
                      12/31/2010              7.288              7.829 5
VISC 4   2.90%
                      12/31/2008              N/A              5.717 1
                      12/31/2009              5.717              7.233 1
                      12/31/2010              7.233              7.747 1
VISC 5   2.15%
                      12/31/2008              N/A              5.781 24
                      12/31/2009              5.781              7.370 48
                      12/31/2010              7.370              7.953 26
VISC 7   2.55%
                      12/31/2008              N/A              5.747 50
                      12/31/2009              5.747              7.297 47
                      12/31/2010              7.297              7.843 48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8   2.85%
                      12/31/2008              N/A              5.721 29
                      12/31/2009              5.721              7.243 85
                      12/31/2010              7.243              7.761 52
VISC 9   2.70%
                      12/31/2008              N/A              5.734 16
                      12/31/2009              5.734              7.270 13
                      12/31/2010              7.270              7.802 20
VISI 10  2.65%
                      12/31/2007              N/A              9.188 0
                      12/31/2008              9.188              5.738 278
                      12/31/2009              5.738              7.278 337
                      12/31/2010              7.278              7.815 250
VISI 11  1.80%
                      12/31/2008              N/A              5.812 415
                      12/31/2009              5.812              7.435 682
                      12/31/2010              7.435              8.051 660
VISI 13  1.95%
                      12/31/2009              N/A              7.407 132
                      12/31/2010              7.407              8.009 147
VISI 14  2.80%
                      12/31/2009              N/A              7.251 7
                      12/31/2010              7.251              7.774 0
VISI 2   1.70%
                      12/31/2007              N/A              9.232 97
                      12/31/2008              9.232              5.821 224
                      12/31/2009              5.821              7.454 183
                      12/31/2010              7.454              8.079 264
VISI 3   2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 968
                      12/31/2009              5.786              7.380 1229
                      12/31/2010              7.380              7.967 1225
VISI 4   2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 188
                      12/31/2009              5.760              7.325 242
                      12/31/2010              7.325              7.884 262
VISI 5   2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 809
                      12/31/2009              5.773              7.352 958
                      12/31/2010              7.352              7.925 1017
VISI 6   2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 11
                      12/31/2009              5.747              7.297 11
                      12/31/2010              7.297              7.843 50
VISI 7   2.20%
                      12/31/2007              N/A              9.209 0
                      12/31/2008              9.209              5.777 1583
                      12/31/2009              5.777              7.361 2111
                      12/31/2010              7.361              7.939 2070
VISI 8   2.50%
                      12/31/2007              N/A              9.195 0
                      12/31/2008              9.195              5.751 441
                      12/31/2009              5.751              7.306 644
                      12/31/2010              7.306              7.856 511

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9   2.35%
                      12/31/2007              N/A              9.202 0
                      12/31/2008              9.202              5.764 1510
                      12/31/2009              5.764              7.333 2193
                      12/31/2010              7.333              7.897 1984
VISL 1   1.65%
                      12/31/2007              N/A              9.235 326
                      12/31/2008              9.235              5.825 641
                      12/31/2009              5.825              7.463 237
                      12/31/2010              7.463              8.093 115
VISL 10  2.90%
                      12/31/2007              N/A              9.177 0
                      12/31/2008              9.177              5.717 130
                      12/31/2009              5.717              7.233 171
                      12/31/2010              7.233              7.747 190
VISL 11  2.05%
                      12/31/2008              N/A              5.790 172
                      12/31/2009              5.790              7.389 446
                      12/31/2010              7.389              7.981 247
VISL 13  3.05%
                      12/31/2009              N/A              7.206 30
                      12/31/2010              7.206              7.706 0
VISL 14  2.20%
                      12/31/2009              N/A              7.361 69
                      12/31/2010              7.361              7.939 72
VISL 2   1.95%
                      12/31/2007              N/A              9.221 58
                      12/31/2008              9.221              5.799 93
                      12/31/2009              5.799              7.407 46
                      12/31/2010              7.407              8.009 77
VISL 3   2.35%
                      12/31/2007              N/A              9.203 0
                      12/31/2008              9.203              5.764 738
                      12/31/2009              5.764              7.334 864
                      12/31/2010              7.334              7.898 885
VISL 4   2.65%
                      12/31/2007              N/A              9.189 0
                      12/31/2008              9.189              5.738 119
                      12/31/2009              5.738              7.279 232
                      12/31/2010              7.279              7.815 241
VISL 5   2.50%
                      12/31/2007              N/A              9.196 0
                      12/31/2008              9.196              5.751 263
                      12/31/2009              5.751              7.306 470
                      12/31/2010              7.306              7.856 456
VISL 6   2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.726 45
                      12/31/2009              5.726              7.252 64
                      12/31/2010              7.252              7.775 53
VISL 7   2.45%
                      12/31/2007              N/A              9.198 0
                      12/31/2008              9.198              5.755 1255
                      12/31/2009              5.755              7.315 1246
                      12/31/2010              7.315              7.870 1136

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2007              N/A              9.184 0
                      12/31/2008              9.184              5.729 191
                      12/31/2009              5.729              7.260 188
                      12/31/2010              7.260              7.788 188
VISL 9   2.60%
                      12/31/2007              N/A              9.191 0
                      12/31/2008              9.191              5.742 747
                      12/31/2009              5.742              7.288 850
                      12/31/2010              7.288              7.829 828
Franklin U.S. Government Fund
VISB 1  1.70%
                      12/31/2007              N/A              24.767 29
                      12/31/2008              24.767              26.196 55
                      12/31/2009              26.196              26.551 74
                      12/31/2010              26.551              27.483 177
VISB 10  2.95%
                      12/31/2007              N/A              19.576 0
                      12/31/2008              19.576              20.448 14
                      12/31/2009              20.448              20.468 97
                      12/31/2010              20.468              20.923 65
VISB 11  2.10%
                      12/31/2008              N/A              24.199 14
                      12/31/2009              24.199              24.430 19
                      12/31/2010              24.430              25.186 72
VISB 13  3.10%
                      12/31/2009              N/A              19.838 76
                      12/31/2010              19.838              20.249 54
VISB 14  2.25%
                      12/31/2009              N/A              23.679 32
                      12/31/2010              23.679              24.375 33
VISB 2   2.00%
                      12/31/2007              N/A              23.408 12
                      12/31/2008              23.408              24.684 38
                      12/31/2009              24.684              24.944 18
                      12/31/2010              24.944              25.742 78
VISB 3   2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 68
                      12/31/2009              22.803              22.951 173
                      12/31/2010              22.951              23.590 111
VISB 4   2.70%
                      12/31/2007              N/A              20.519 0
                      12/31/2008              20.519              21.486 7
                      12/31/2009              21.486              21.561 8
                      12/31/2010              21.561              22.096 15
VISB 5   2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 20
                      12/31/2009              22.135              22.245 43
                      12/31/2010              22.245              22.831 59
VISB 6   2.85%
                      12/31/2007              N/A              19.948 0
                      12/31/2008              19.948              20.857 10
                      12/31/2009              20.857              20.898 12
                      12/31/2010              20.898              21.384 12

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7   2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 64
                      12/31/2009              22.355              22.478 141
                      12/31/2010              22.478              23.081 104
VISB 8   2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 26
                      12/31/2009              21.065              21.117 129
                      12/31/2010              21.117              21.619 121
VISB 9   2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 52
                      12/31/2009              21.700              21.787 199
                      12/31/2010              21.787              22.338 171
VISC 1   2.45%
                      12/31/2008              N/A              22.578 19
                      12/31/2009              22.578              22.713 13
                      12/31/2010              22.713              23.334 11
VISC 10  3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 1
                      12/31/2010              20.256              20.696 0
VISC 11  2.30%
                      12/31/2009              N/A              23.434 5
                      12/31/2010              23.434              24.111 4
VISC 12  3.15%
                      12/31/2009              N/A              19.633 1
                      12/31/2010              19.633              20.029 1
VISC 13  1.75%
                      12/31/2009              N/A              26.193 14
                      12/31/2010              26.193              27.098 41
VISC 2   2.75%
                      12/31/2008              N/A              21.274 2
                      12/31/2009              21.274              21.338 2
                      12/31/2010              21.338              21.856 0
VISC 3   2.60%
                      12/31/2008              N/A              21.916 15
                      12/31/2009              21.916              22.015 12
                      12/31/2010              22.015              22.583 8
VISC 4   2.90%
                      12/31/2008              N/A              20.651 0
                      12/31/2009              20.651              20.682 0
                      12/31/2010              20.682              21.152 0
VISC 5   2.15%
                      12/31/2008              N/A              23.961 7
                      12/31/2009              23.961              24.177 18
                      12/31/2010              24.177              24.913 16
VISC 7   2.55%
                      12/31/2008              N/A              22.135 4
                      12/31/2009              22.135              22.245 5
                      12/31/2010              22.245              22.831 2
VISC 8   2.85%
                      12/31/2008              N/A              20.857 0
                      12/31/2009              20.857              20.898 4
                      12/31/2010              20.898              21.384 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9   2.70%
                      12/31/2008              N/A              21.486 11
                      12/31/2009              21.486              21.561 16
                      12/31/2010              21.561              22.096 22
VISI 10  2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 15
                      12/31/2009              21.700              21.787 105
                      12/31/2010              21.787              22.338 111
VISI 11  1.80%
                      12/31/2008              N/A              25.682 78
                      12/31/2009              25.682              26.004 202
                      12/31/2010              26.004              26.890 249
VISI 13  1.95%
                      12/31/2009              N/A              25.205 64
                      12/31/2010              25.205              26.024 118
VISI 14  2.80%
                      12/31/2009              N/A              21.117 55
                      12/31/2010              21.117              21.619 15
VISI 2   1.70%
                      12/31/2007              N/A              24.767 8
                      12/31/2008              24.767              26.196 32
                      12/31/2009              26.196              26.551 70
                      12/31/2010              26.551              27.483 194
VISI 3   2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 94
                      12/31/2009              24.199              24.430 207
                      12/31/2010              24.430              25.186 190
VISI 4   2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 17
                      12/31/2009              22.803              22.951 42
                      12/31/2010              22.951              23.590 22
VISI 5   2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 40
                      12/31/2009              23.491              23.679 155
                      12/31/2010              23.679              24.375 165
VISI 6   2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 1
                      12/31/2009              22.135              22.245 5
                      12/31/2010              22.245              22.831 6
VISI 7   2.20%
                      12/31/2007              N/A              22.543 0
                      12/31/2008              22.543              23.725 137
                      12/31/2009              23.725              23.926 183
                      12/31/2010              23.926              24.642 167
VISI 8   2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 24
                      12/31/2009              22.355              22.478 254
                      12/31/2010              22.478              23.081 316
VISI 9   2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 119
                      12/31/2009              23.030              23.191 429
                      12/31/2010              23.191              23.849 407

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              25.001 9
                      12/31/2008              25.001              26.457 13
                      12/31/2009              26.457              26.829 25
                      12/31/2010              26.829              27.784 268
VISL 10  2.90%
                      12/31/2007              N/A              19.761 0
                      12/31/2008              19.761              20.651 7
                      12/31/2009              20.651              20.682 83
                      12/31/2010              20.682              21.152 71
VISL 11  2.05%
                      12/31/2008              N/A              24.440 40
                      12/31/2009              24.440              24.685 56
                      12/31/2010              24.685              25.462 48
VISL 13  3.05%
                      12/31/2009              N/A              20.046 27
                      12/31/2010              20.046              20.471 23
VISL 14  2.20%
                      12/31/2009              N/A              23.926 10
                      12/31/2010              23.926              24.642 11
VISL 2   1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 13
                      12/31/2009              24.930              25.205 38
                      12/31/2010              25.205              26.024 126
VISL 3   2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 29
                      12/31/2009              23.030              23.191 65
                      12/31/2010              23.191              23.849 60
VISL 4   2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 19
                      12/31/2009              21.700              21.787 67
                      12/31/2010              21.787              22.338 28
VISL 5   2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 30
                      12/31/2009              22.355              22.478 44
                      12/31/2010              22.478              23.081 66
VISL 6   2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 4
                      12/31/2009              21.065              21.117 10
                      12/31/2010              21.117              21.619 10
VISL 7   2.45%
                      12/31/2007              N/A              21.507 0
                      12/31/2008              21.507              22.578 31
                      12/31/2009              22.578              22.713 85
                      12/31/2010              22.713              23.334 83
VISL 8   2.75%
                      12/31/2007              N/A              20.327 0
                      12/31/2008              20.327              21.274 11
                      12/31/2009              21.274              21.338 79
                      12/31/2010              21.338              21.856 96

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              20.909 0
                      12/31/2008              20.909              21.916 72
                      12/31/2009              21.916              22.015 231
                      12/31/2010              22.015              22.583 247
Mutual Shares Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              23.353 494
                      12/31/2008              23.353              14.439 522
                      12/31/2009              14.439              17.893 95
                      12/31/2010              17.893              19.561 66
VISB 10  2.95%
                      12/31/2007              N/A              20.314 0
                      12/31/2008              20.314              12.403 25
                      12/31/2009              12.403              15.180 40
                      12/31/2010              15.180              16.388 42
VISB 11  2.10%
                      12/31/2008              N/A              13.754 24
                      12/31/2009              13.754              16.976 124
                      12/31/2010              16.976              18.484 172
VISB 13  3.10%
                      12/31/2009              N/A              14.883 0
                      12/31/2010              14.883              16.044 0
VISB 14  2.25%
                      12/31/2009              N/A              16.644 8
                      12/31/2010              16.644              18.096 9
VISB 2   2.00%
                      12/31/2007              N/A              22.584 182
                      12/31/2008              22.584              13.922 140
                      12/31/2009              13.922              17.201 30
                      12/31/2010              17.201              18.747 32
VISB 3   2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 158
                      12/31/2009              13.261              16.319 453
                      12/31/2010              16.319              17.715 449
VISB 4   2.70%
                      12/31/2007              N/A              20.888 0
                      12/31/2008              20.888              12.786 9
                      12/31/2009              12.786              15.687 62
                      12/31/2010              15.687              16.979 67
VISB 5   2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 83
                      12/31/2009              13.021              16.000 298
                      12/31/2010              16.000              17.343 321
VISB 6   2.85%
                      12/31/2007              N/A              20.541 0
                      12/31/2008              20.541              12.555 10
                      12/31/2009              12.555              15.381 67
                      12/31/2010              15.381              16.622 71
VISB 7   2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 191
                      12/31/2009              13.101              16.106 238
                      12/31/2010              16.106              17.466 254

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 40
                      12/31/2009              12.632              15.482 98
                      12/31/2010              15.482              16.740 91
VISB 9   2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 161
                      12/31/2009              12.864              15.791 232
                      12/31/2010              15.791              17.099 253
VISC 1   2.45%
                      12/31/2008              N/A              13.181 23
                      12/31/2009              13.181              16.212 22
                      12/31/2010              16.212              17.590 22
VISC 10  3.00%
                      12/31/2008              N/A              12.328 0
                      12/31/2009              12.328              15.080 0
                      12/31/2010              15.080              16.273 2
VISC 11  2.30%
                      12/31/2009              N/A              16.535 2
                      12/31/2010              16.535              17.968 6
VISC 12  3.15%
                      12/31/2009              N/A              14.785 0
                      12/31/2010              14.785              15.931 0
VISC 13  1.75%
                      12/31/2009              N/A              17.778 1
                      12/31/2010              17.778              19.425 10
VISC 2   2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
                      12/31/2010              15.584              16.859 0
VISC 3   2.60%
                      12/31/2008              N/A              12.942 20
                      12/31/2009              12.942              15.895 4
                      12/31/2010              15.895              17.221 8
VISC 4   2.90%
                      12/31/2008              N/A              12.479 0
                      12/31/2009              12.479              15.280 0
                      12/31/2010              15.280              16.505 0
VISC 5   2.15%
                      12/31/2008              N/A              13.670 6
                      12/31/2009              13.670              16.865 22
                      12/31/2010              16.865              18.354 19
VISC 7   2.55%
                      12/31/2008              N/A              13.021 6
                      12/31/2009              13.021              16.000 11
                      12/31/2010              16.000              17.343 7
VISC 8   2.85%
                      12/31/2008              N/A              12.555 1
                      12/31/2009              12.555              15.381 1
                      12/31/2010              15.381              16.622 1
VISC 9   2.70%
                      12/31/2008              N/A              12.786 14
                      12/31/2009              12.786              15.687 19
                      12/31/2010              15.687              16.979 18

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10  2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 44
                      12/31/2009              12.864              15.791 79
                      12/31/2010              15.791              17.099 66
VISI 11  1.80%
                      12/31/2008              N/A              14.265 202
                      12/31/2009              14.265              17.659 400
                      12/31/2010              17.659              19.286 380
VISI 13  1.95%
                      12/31/2009              N/A              17.314 144
                      12/31/2010              17.314              18.881 156
VISI 14  2.80%
                      12/31/2009              N/A              15.482 1
                      12/31/2010              15.482              16.740 0
VISI 2   1.70%
                      12/31/2007              N/A              23.353 126
                      12/31/2008              23.353              14.439 165
                      12/31/2009              14.439              17.893 89
                      12/31/2010              17.893              19.561 140
VISI 3   2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 310
                      12/31/2009              13.754              16.976 712
                      12/31/2010              16.976              18.484 721
VISI 4   2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 35
                      12/31/2009              13.261              16.319 97
                      12/31/2010              16.319              17.715 89
VISI 5   2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 214
                      12/31/2009              13.505              16.644 565
                      12/31/2010              16.644              18.096 536
VISI 6   2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 10
                      12/31/2009              13.021              16.000 52
                      12/31/2010              16.000              17.343 63
VISI 7   2.20%
                      12/31/2007              N/A              22.086 0
                      12/31/2008              22.086              13.587 388
                      12/31/2009              13.587              16.754 602
                      12/31/2010              16.754              18.224 603
VISI 8   2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 91
                      12/31/2009              13.101              16.106 160
                      12/31/2010              16.106              17.466 139
VISI 9   2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 366
                      12/31/2009              13.342              16.427 570
                      12/31/2010              16.427              17.841 589

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 1   1.65%
                      12/31/2007              N/A              23.484 373
                      12/31/2008              23.484              14.527 413
                      12/31/2009              14.527              18.011 79
                      12/31/2010              18.011              19.700 139
VISL 10  2.90%
                      12/31/2007              N/A              20.427 0
                      12/31/2008              20.427              12.479 19
                      12/31/2009              12.479              15.280 26
                      12/31/2010              15.280              16.505 25
VISL 11  2.05%
                      12/31/2008              N/A              13.837 67
                      12/31/2009              13.837              17.088 169
                      12/31/2010              17.088              18.615 249
VISL 13  3.05%
                      12/31/2009              N/A              14.981 3
                      12/31/2010              14.981              16.158 0
VISL 14  2.20%
                      12/31/2009              N/A              16.754 48
                      12/31/2010              16.754              18.224 51
VISL 2   1.95%
                      12/31/2007              N/A              22.711 77
                      12/31/2008              22.711              14.007 79
                      12/31/2009              14.007              17.314 23
                      12/31/2010              17.314              18.881 52
VISL 3   2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 157
                      12/31/2009              13.342              16.427 316
                      12/31/2010              16.427              17.841 324
VISL 4   2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 18
                      12/31/2009              12.864              15.791 58
                      12/31/2010              15.791              17.099 49
VISL 5   2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 104
                      12/31/2009              13.101              16.106 222
                      12/31/2010              16.106              17.466 215
VISL 6   2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 8
                      12/31/2009              12.632              15.482 24
                      12/31/2010              15.482              16.740 17
VISL 7   2.45%
                      12/31/2007              N/A              21.479 0
                      12/31/2008              21.479              13.181 178
                      12/31/2009              13.181              16.212 233
                      12/31/2010              16.212              17.590 246
VISL 8   2.75%
                      12/31/2007              N/A              20.772 0
                      12/31/2008              20.772              12.709 27
                      12/31/2009              12.709              15.584 54
                      12/31/2010              15.584              16.859 51

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2007              N/A              21.122 0
                      12/31/2008              21.122              12.942 159
                      12/31/2009              12.942              15.895 246
                      12/31/2010              15.895              17.221 232
PIMCO EqS Pathfinder World Portfolio
VISB 1  1.70%
                      12/31/2010              N/A              10.316 3
VISB 10  2.95%
                      12/31/2010              N/A              10.230 0
VISB 11  2.10%
                      12/31/2010              N/A              10.289 0
VISB 13  3.10%
                      12/31/2010              N/A              N/A N/A
VISB 14  2.25%
                      12/31/2010              N/A              10.278 0
VISB 2   2.00%
                      12/31/2010              N/A              10.295 2
VISB 3   2.40%
                      12/31/2010              N/A              10.268 0
VISB 4   2.70%
                      12/31/2010              N/A              10.247 0
VISB 5   2.55%
                      12/31/2010              N/A              10.257 0
VISB 6   2.85%
                      12/31/2010              N/A              10.237 0
VISB 7   2.50%
                      12/31/2010              N/A              10.261 0
VISB 8   2.80%
                      12/31/2010              N/A              10.240 0
VISB 9   2.65%
                      12/31/2010              N/A              10.250 0
VISC 1   2.45%
                      12/31/2010              N/A              10.264 0
VISC 10  3.00%
                      12/31/2010              N/A              10.226 0
VISC 11  2.30%
                      12/31/2010              N/A              10.275 0
VISC 12  3.15%
                      12/31/2010              N/A              N/A N/A
VISC 13  1.75%
                      12/31/2010              N/A              10.313 1
VISC 2   2.75%
                      12/31/2010              N/A              10.244 0
VISC 3   2.60%
                      12/31/2010              N/A              10.254 0
VISC 4   2.90%
                      12/31/2010              N/A              10.233 0
VISC 5   2.15%
                      12/31/2010              N/A              10.285 1
VISC 7   2.55%
                      12/31/2010              N/A              10.257 0
VISC 8   2.85%
                      12/31/2010              N/A              10.237 0
VISC 9   2.70%
                      12/31/2010              N/A              10.247 0
VISI 10  2.65%
                      12/31/2010              N/A              10.250 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11  1.80%
                      12/31/2010              N/A              10.309 3
VISI 13  1.95%
                      12/31/2010              N/A              10.299 2
VISI 14  2.80%
                      12/31/2010              N/A              N/A N/A
VISI 2   1.70%
                      12/31/2010              N/A              10.316 10
VISI 3   2.10%
                      12/31/2010              N/A              10.289 4
VISI 4   2.40%
                      12/31/2010              N/A              10.268 0
VISI 5   2.25%
                      12/31/2010              N/A              10.278 0
VISI 6   2.55%
                      12/31/2010              N/A              10.257 0
VISI 7   2.20%
                      12/31/2010              N/A              10.282 2
VISI 8   2.50%
                      12/31/2010              N/A              10.261 0
VISI 9   2.35%
                      12/31/2010              N/A              10.271 10
VISL 1   1.65%
                      12/31/2010              N/A              10.320 20
VISL 10  2.90%
                      12/31/2010              N/A              10.233 12
VISL 11  2.05%
                      12/31/2010              N/A              10.292 0
VISL 13  3.05%
                      12/31/2010              N/A              N/A N/A
VISL 14  2.20%
                      12/31/2010              N/A              10.282 0
VISL 2   1.95%
                      12/31/2010              N/A              10.299 4
VISL 3   2.35%
                      12/31/2010              N/A              10.271 3
VISL 4   2.65%
                      12/31/2010              N/A              10.250 0
VISL 5   2.50%
                      12/31/2010              N/A              10.261 1
VISL 6   2.80%
                      12/31/2010              N/A              10.240 0
VISL 7   2.45%
                      12/31/2010              N/A              10.264 0
VISL 8   2.75%
                      12/31/2010              N/A              10.244 0
VISL 9   2.60%
                      12/31/2010              N/A              10.254 1
PIMCO VIT All Asset Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.811 33
                      12/31/2008              12.811              10.599 57
                      12/31/2009              10.599              12.668 79
                      12/31/2010              12.668              14.085 706
VISB 10  2.95%
                      12/31/2007              N/A              12.236 0
                      12/31/2008              12.236              9.997 7
                      12/31/2009              9.997              11.801 55
                      12/31/2010              11.801              12.958 84

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 11  2.10%
                      12/31/2008              N/A              10.403 53
                      12/31/2009              10.403              12.384 79
                      12/31/2010              12.384              13.714 92
VISB 13  3.10%
                      12/31/2009              N/A              11.701 29
                      12/31/2010              11.701              12.829 35
VISB 14  2.25%
                      12/31/2009              N/A              12.279 6
                      12/31/2010              12.279              13.578 12
VISB 2   2.00%
                      12/31/2007              N/A              12.670 8
                      12/31/2008              12.670              10.451 30
                      12/31/2009              10.451              12.455 47
                      12/31/2010              12.455              13.806 282
VISB 3   2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 37
                      12/31/2009              10.258              12.175 74
                      12/31/2010              12.175              13.442 109
VISB 4   2.70%
                      12/31/2007              N/A              12.349 0
                      12/31/2008              12.349              10.115 5
                      12/31/2009              10.115              11.970 14
                      12/31/2010              11.970              13.176 41
VISB 5   2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 7
                      12/31/2009              10.186              12.072 33
                      12/31/2010              12.072              13.308 37
VISB 6   2.85%
                      12/31/2007              N/A              12.281 0
                      12/31/2008              12.281              10.044 3
                      12/31/2009              10.044              11.868 10
                      12/31/2010              11.868              13.045 15
VISB 7   2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 32
                      12/31/2009              10.210              12.106 72
                      12/31/2010              12.106              13.353 105
VISB 8   2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 11
                      12/31/2009              10.068              11.902 128
                      12/31/2010              11.902              13.088 171
VISB 9   2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 31
                      12/31/2009              10.139              12.004 239
                      12/31/2010              12.004              13.220 278
VISC 1   2.45%
                      12/31/2008              N/A              10.234 7
                      12/31/2009              10.234              12.141 16
                      12/31/2010              12.141              13.398 21
VISC 10  3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 13
                      12/31/2010              11.767              12.915 15

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11  2.30%
                      12/31/2009              N/A              12.244 0
                      12/31/2010              12.244              13.532 0
VISC 12  3.15%
                      12/31/2009              N/A              11.668 6
                      12/31/2010              11.668              12.786 6
VISC 13  1.75%
                      12/31/2009              N/A              13.367 4
                      12/31/2010              13.367              14.855 200
VISC 2   2.75%
                      12/31/2008              N/A              10.091 1
                      12/31/2009              10.091              11.936 1
                      12/31/2010              11.936              13.132 2
VISC 3   2.60%
                      12/31/2008              N/A              10.162 6
                      12/31/2009              10.162              12.038 7
                      12/31/2010              12.038              13.264 8
VISC 4   2.90%
                      12/31/2008              N/A              10.021 0
                      12/31/2009              10.021              11.834 0
                      12/31/2010              11.834              13.001 0
VISC 5   2.15%
                      12/31/2008              N/A              10.378 8
                      12/31/2009              10.378              12.349 6
                      12/31/2010              12.349              13.669 11
VISC 7   2.55%
                      12/31/2008              N/A              10.186 6
                      12/31/2009              10.186              12.072 17
                      12/31/2010              12.072              13.308 18
VISC 8   2.85%
                      12/31/2008              N/A              10.044 0
                      12/31/2009              10.044              11.868 46
                      12/31/2010              11.868              13.045 42
VISC 9   2.70%
                      12/31/2008              N/A              10.115 4
                      12/31/2009              10.115              11.970 44
                      12/31/2010              11.970              13.176 44
VISI 10  2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 16
                      12/31/2009              10.139              12.004 149
                      12/31/2010              12.004              13.220 174
VISI 11  1.80%
                      12/31/2008              N/A              10.550 128
                      12/31/2009              10.550              12.597 378
                      12/31/2010              12.597              13.992 509
VISI 13  1.95%
                      12/31/2009              N/A              12.490 104
                      12/31/2010              12.490              13.852 133
VISI 14  2.80%
                      12/31/2009              N/A              11.902 44
                      12/31/2010              11.902              13.088 68
VISI 2   1.70%
                      12/31/2007              N/A              12.811 10
                      12/31/2008              12.811              10.599 20
                      12/31/2009              10.599              12.668 85
                      12/31/2010              12.668              14.085 555

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3   2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 123
                      12/31/2009              10.403              12.384 261
                      12/31/2010              12.384              13.714 288
VISI 4   2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 5
                      12/31/2009              10.258              12.175 23
                      12/31/2010              12.175              13.442 27
VISI 5   2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 42
                      12/31/2009              10.330              12.279 155
                      12/31/2010              12.279              13.578 206
VISI 6   2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 6
                      12/31/2009              10.186              12.072 14
                      12/31/2010              12.072              13.308 18
VISI 7   2.20%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              10.354 122
                      12/31/2009              10.354              12.314 236
                      12/31/2010              12.314              13.623 303
VISI 8   2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 31
                      12/31/2009              10.210              12.106 635
                      12/31/2010              12.106              13.353 781
VISI 9   2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 141
                      12/31/2009              10.282              12.210 799
                      12/31/2010              12.210              13.487 961
VISL 1   1.65%
                      12/31/2007              N/A              12.834 53
                      12/31/2008              12.834              10.624 97
                      12/31/2009              10.624              12.704 201
                      12/31/2010              12.704              14.132 1459
VISL 10  2.90%
                      12/31/2007              N/A              12.259 0
                      12/31/2008              12.259              10.021 9
                      12/31/2009              10.021              11.834 126
                      12/31/2010              11.834              13.001 150
VISL 11  2.05%
                      12/31/2008              N/A              10.427 262
                      12/31/2009              10.427              12.419 239
                      12/31/2010              12.419              13.760 267
VISL 13  3.05%
                      12/31/2009              N/A              11.734 79
                      12/31/2010              11.734              12.872 69
VISL 14  2.20%
                      12/31/2009              N/A              12.314 80
                      12/31/2010              12.314              13.623 91

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 2   1.95%
                      12/31/2007              N/A              12.694 3
                      12/31/2008              12.694              10.476 9
                      12/31/2009              10.476              12.490 110
                      12/31/2010              12.490              13.852 556
VISL 3   2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 93
                      12/31/2009              10.282              12.210 174
                      12/31/2010              12.210              13.487 219
VISL 4   2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 8
                      12/31/2009              10.139              12.004 11
                      12/31/2010              12.004              13.220 20
VISL 5   2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 40
                      12/31/2009              10.210              12.106 103
                      12/31/2010              12.106              13.353 222
VISL 6   2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 2
                      12/31/2009              10.068              11.902 2
                      12/31/2010              11.902              13.088 2
VISL 7   2.45%
                      12/31/2007              N/A              12.463 0
                      12/31/2008              12.463              10.234 124
                      12/31/2009              10.234              12.141 193
                      12/31/2010              12.141              13.398 202
VISL 8   2.75%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              10.091 16
                      12/31/2009              10.091              11.936 320
                      12/31/2010              11.936              13.132 323
VISL 9   2.60%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              10.162 164
                      12/31/2009              10.162              12.038 468
                      12/31/2010              12.038              13.264 506
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.713 90
                      12/31/2008              12.713              7.025 199
                      12/31/2009              7.025              9.775 67
                      12/31/2010              9.775              11.967 108
VISB 10  2.95%
                      12/31/2007              N/A              12.295 0
                      12/31/2008              12.295              6.710 46
                      12/31/2009              6.710              9.220 65
                      12/31/2010              9.220              11.147 46
VISB 11  2.10%
                      12/31/2008              N/A              6.923 75
                      12/31/2009              6.923              9.594 128
                      12/31/2010              9.594              11.699 111
VISB 13  3.10%
                      12/31/2009              N/A              9.156 21
                      12/31/2010              9.156              11.053 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 14  2.25%
                      12/31/2009              N/A              9.527 58
                      12/31/2010              9.527              11.599 77
VISB 2   2.00%
                      12/31/2007              N/A              12.612 14
                      12/31/2008              12.612              6.948 59
                      12/31/2009              6.948              9.639 44
                      12/31/2010              9.639              11.765 99
VISB 3   2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 117
                      12/31/2009              6.847              9.460 197
                      12/31/2010              9.460              11.501 218
VISB 4   2.70%
                      12/31/2007              N/A              12.378 0
                      12/31/2008              12.378              6.772 33
                      12/31/2009              6.772              9.329 72
                      12/31/2010              9.329              11.307 77
VISB 5   2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 70
                      12/31/2009              6.809              9.394 190
                      12/31/2010              9.394              11.403 186
VISB 6   2.85%
                      12/31/2007              N/A              12.328 0
                      12/31/2008              12.328              6.734 20
                      12/31/2009              6.734              9.263 44
                      12/31/2010              9.263              11.211 51
VISB 7   2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 201
                      12/31/2009              6.822              9.416 259
                      12/31/2010              9.416              11.436 249
VISB 8   2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 63
                      12/31/2009              6.747              9.285 133
                      12/31/2010              9.285              11.243 76
VISB 9   2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 140
                      12/31/2009              6.784              9.350 250
                      12/31/2010              9.350              11.339 263
VISC 1   2.45%
                      12/31/2008              N/A              6.834 28
                      12/31/2009              6.834              9.438 38
                      12/31/2010              9.438              11.468 38
VISC 10  3.00%
                      12/31/2008              N/A              6.697 3
                      12/31/2009              6.697              9.199 7
                      12/31/2010              9.199              11.116 9
VISC 11  2.30%
                      12/31/2009              N/A              9.505 7
                      12/31/2010              9.505              11.566 3
VISC 12  3.15%
                      12/31/2009              N/A              9.134 2
                      12/31/2010              9.134              11.022 0

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 13  1.75%
                      12/31/2009              N/A              9.752 4
                      12/31/2010              9.752              11.933 16
VISC 2   2.75%
                      12/31/2008              N/A              6.759 1
                      12/31/2009              6.759              9.307 1
                      12/31/2010              9.307              11.275 1
VISC 3   2.60%
                      12/31/2008              N/A              6.797 17
                      12/31/2009              6.797              9.372 20
                      12/31/2010              9.372              11.371 14
VISC 4   2.90%
                      12/31/2008              N/A              6.722 0
                      12/31/2009              6.722              9.242 0
                      12/31/2010              9.242              11.179 0
VISC 5   2.15%
                      12/31/2008              N/A              6.910 15
                      12/31/2009              6.910              9.572 17
                      12/31/2010              9.572              11.665 18
VISC 7   2.55%
                      12/31/2008              N/A              6.809 12
                      12/31/2009              6.809              9.394 41
                      12/31/2010              9.394              11.403 21
VISC 8   2.85%
                      12/31/2008              N/A              6.734 1
                      12/31/2009              6.734              9.263 10
                      12/31/2010              9.263              11.211 5
VISC 9   2.70%
                      12/31/2008              N/A              6.772 14
                      12/31/2009              6.772              9.329 35
                      12/31/2010              9.329              11.307 29
VISI 10  2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 52
                      12/31/2009              6.784              9.350 61
                      12/31/2010              9.350              11.339 97
VISI 11  1.80%
                      12/31/2008              N/A              7.000 241
                      12/31/2009              7.000              9.730 445
                      12/31/2010              9.730              11.900 381
VISI 13  1.95%
                      12/31/2009              N/A              9.662 200
                      12/31/2010              9.662              11.799 201
VISI 14  2.80%
                      12/31/2009              N/A              9.285 1
                      12/31/2010              9.285              11.243 0
VISI 2   1.70%
                      12/31/2007              N/A              12.713 23
                      12/31/2008              12.713              7.025 48
                      12/31/2009              7.025              9.775 67
                      12/31/2010              9.775              11.967 160
VISI 3   2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 213
                      12/31/2009              6.923              9.594 379
                      12/31/2010              9.594              11.699 359

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4   2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 70
                      12/31/2009              6.847              9.460 78
                      12/31/2010              9.460              11.501 89
VISI 5   2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 159
                      12/31/2009              6.885              9.527 329
                      12/31/2010              9.527              11.599 369
VISI 6   2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 6
                      12/31/2009              6.809              9.394 22
                      12/31/2010              9.394              11.403 27
VISI 7   2.20%
                      12/31/2007              N/A              12.544 0
                      12/31/2008              12.544              6.897 414
                      12/31/2009              6.897              9.549 648
                      12/31/2010              9.549              11.632 587
VISI 8   2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 77
                      12/31/2009              6.822              9.416 166
                      12/31/2010              9.416              11.436 133
VISI 9   2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 387
                      12/31/2009              6.859              9.483 682
                      12/31/2010              9.483              11.534 633
VISL 1   1.65%
                      12/31/2007              N/A              12.730 54
                      12/31/2008              12.730              7.038 105
                      12/31/2009              7.038              9.798 55
                      12/31/2010              9.798              12.001 198
VISL 10  2.90%
                      12/31/2007              N/A              12.312 0
                      12/31/2008              12.312              6.722 43
                      12/31/2009              6.722              9.242 63
                      12/31/2010              9.242              11.179 51
VISL 11  2.05%
                      12/31/2008              N/A              6.935 101
                      12/31/2009              6.935              9.617 144
                      12/31/2010              9.617              11.732 104
VISL 13  3.05%
                      12/31/2009              N/A              9.177 9
                      12/31/2010              9.177              11.084 0
VISL 14  2.20%
                      12/31/2009              N/A              9.549 46
                      12/31/2010              9.549              11.632 43
VISL 2   1.95%
                      12/31/2007              N/A              12.629 13
                      12/31/2008              12.629              6.961 34
                      12/31/2009              6.961              9.662 17
                      12/31/2010              9.662              11.799 61

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3   2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 126
                      12/31/2009              6.859              9.483 170
                      12/31/2010              9.483              11.534 150
VISL 4   2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 26
                      12/31/2009              6.784              9.350 30
                      12/31/2010              9.350              11.339 81
VISL 5   2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 82
                      12/31/2009              6.822              9.416 143
                      12/31/2010              9.416              11.436 132
VISL 6   2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 17
                      12/31/2009              6.747              9.285 26
                      12/31/2010              9.285              11.243 24
VISL 7   2.45%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              6.834 154
                      12/31/2009              6.834              9.438 215
                      12/31/2010              9.438              11.468 203
VISL 8   2.75%
                      12/31/2007              N/A              12.361 0
                      12/31/2008              12.361              6.759 35
                      12/31/2009              6.759              9.307 74
                      12/31/2010              9.307              11.275 100
VISL 9   2.60%
                      12/31/2007              N/A              12.411 0
                      12/31/2008              12.411              6.797 103
                      12/31/2009              6.797              9.372 160
                      12/31/2010              9.372              11.371 134
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.189 99
                      12/31/2008              12.189              10.234 100
                      12/31/2009              10.234              13.139 96
                      12/31/2010              13.139              14.489 614
VISB 10  2.95%
                      12/31/2007              N/A              11.788 0
                      12/31/2008              11.788              9.774 4
                      12/31/2009              9.774              12.393 72
                      12/31/2010              12.393              13.497 39
VISB 11  2.10%
                      12/31/2008              N/A              10.084 16
                      12/31/2009              10.084              12.895 26
                      12/31/2010              12.895              14.164 31
VISB 13  3.10%
                      12/31/2009              N/A              12.306 17
                      12/31/2010              12.306              13.382 31
VISB 14  2.25%
                      12/31/2009              N/A              12.805 8
                      12/31/2010              12.805              14.044 20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 2   2.00%
                      12/31/2007              N/A              12.091 30
                      12/31/2008              12.091              10.122 27
                      12/31/2009              10.122              12.956 61
                      12/31/2010              12.956              14.245 275
VISB 3   2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 57
                      12/31/2009              9.974              12.716 135
                      12/31/2010              12.716              13.925 163
VISB 4   2.70%
                      12/31/2007              N/A              11.867 0
                      12/31/2008              11.867              9.864 10
                      12/31/2009              9.864              12.538 44
                      12/31/2010              12.538              13.690 44
VISB 5   2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 22
                      12/31/2009              9.919              12.627 59
                      12/31/2010              12.627              13.807 92
VISB 6   2.85%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              9.810 6
                      12/31/2009              9.810              12.451 22
                      12/31/2010              12.451              13.573 23
VISB 7   2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 40
                      12/31/2009              9.937              12.656 46
                      12/31/2010              12.656              13.846 56
VISB 8   2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 7
                      12/31/2009              9.828              12.480 76
                      12/31/2010              12.480              13.612 98
VISB 9   2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 31
                      12/31/2009              9.882              12.568 85
                      12/31/2010              12.568              13.728 107
VISC 1   2.45%
                      12/31/2008              N/A              9.955 1
                      12/31/2009              9.955              12.686 7
                      12/31/2010              12.686              13.885 12
VISC 10  3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 6
                      12/31/2010              12.364              13.458 6
VISC 11  2.30%
                      12/31/2009              N/A              12.775 1
                      12/31/2010              12.775              14.004 3
VISC 12  3.15%
                      12/31/2009              N/A              12.277 3
                      12/31/2010              12.277              13.344 21
VISC 13  1.75%
                      12/31/2009              N/A              13.108 10
                      12/31/2010              13.108              14.448 80

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2   2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 0
                      12/31/2010              12.509              13.651 1
VISC 3   2.60%
                      12/31/2008              N/A              9.901 1
                      12/31/2009              9.901              12.597 17
                      12/31/2010              12.597              13.767 30
VISC 4   2.90%
                      12/31/2008              N/A              9.792 0
                      12/31/2009              9.792              12.422 0
                      12/31/2010              12.422              13.535 0
VISC 5   2.15%
                      12/31/2008              N/A              10.066 1
                      12/31/2009              10.066              12.865 5
                      12/31/2010              12.865              14.124 10
VISC 7   2.55%
                      12/31/2008              N/A              9.919 0
                      12/31/2009              9.919              12.627 3
                      12/31/2010              12.627              13.807 4
VISC 8   2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 3
                      12/31/2010              12.451              13.573 8
VISC 9   2.70%
                      12/31/2008              N/A              9.864 1
                      12/31/2009              9.864              12.538 9
                      12/31/2010              12.538              13.690 11
VISI 10  2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 1
                      12/31/2009              9.882              12.568 58
                      12/31/2010              12.568              13.728 78
VISI 11  1.80%
                      12/31/2008              N/A              10.196 47
                      12/31/2009              10.196              13.077 134
                      12/31/2010              13.077              14.407 203
VISI 13  1.95%
                      12/31/2009              N/A              12.986 56
                      12/31/2010              12.986              14.285 133
VISI 14  2.80%
                      12/31/2009              N/A              12.480 21
                      12/31/2010              12.480              13.612 30
VISI 2   1.70%
                      12/31/2007              N/A              12.189 28
                      12/31/2008              12.189              10.234 34
                      12/31/2009              10.234              13.139 110
                      12/31/2010              13.139              14.489 524
VISI 3   2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 55
                      12/31/2009              10.084              12.895 117
                      12/31/2010              12.895              14.164 138
VISI 4   2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 6
                      12/31/2009              9.974              12.716 12
                      12/31/2010              12.716              13.925 20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5   2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 22
                      12/31/2009              10.029              12.805 80
                      12/31/2010              12.805              14.044 112
VISI 6   2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 4
                      12/31/2009              9.919              12.627 16
                      12/31/2010              12.627              13.807 17
VISI 7   2.20%
                      12/31/2007              N/A              12.027 0
                      12/31/2008              12.027              10.047 126
                      12/31/2009              10.047              12.835 209
                      12/31/2010              12.835              14.084 274
VISI 8   2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 32
                      12/31/2009              9.937              12.656 145
                      12/31/2010              12.656              13.846 184
VISI 9   2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 77
                      12/31/2009              9.992              12.745 297
                      12/31/2010              12.745              13.964 452
VISL 1   1.65%
                      12/31/2007              N/A              12.205 23
                      12/31/2008              12.205              10.253 29
                      12/31/2009              10.253              13.170 133
                      12/31/2010              13.170              14.530 999
VISL 10  2.90%
                      12/31/2007              N/A              11.804 0
                      12/31/2008              11.804              9.792 11
                      12/31/2009              9.792              12.422 48
                      12/31/2010              12.422              13.535 44
VISL 11  2.05%
                      12/31/2008              N/A              10.103 16
                      12/31/2009              10.103              12.925 59
                      12/31/2010              12.925              14.204 107
VISL 13  3.05%
                      12/31/2009              N/A              12.335 20
                      12/31/2010              12.335              13.420 26
VISL 14  2.20%
                      12/31/2009              N/A              12.835 10
                      12/31/2010              12.835              14.084 21
VISL 2   1.95%
                      12/31/2007              N/A              12.108 15
                      12/31/2008              12.108              10.140 13
                      12/31/2009              10.140              12.986 37
                      12/31/2010              12.986              14.285 244
VISL 3   2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 33
                      12/31/2009              9.992              12.745 76
                      12/31/2010              12.745              13.964 124

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4   2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 9
                      12/31/2009              9.882              12.568 19
                      12/31/2010              12.568              13.728 20
VISL 5   2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 18
                      12/31/2009              9.937              12.656 68
                      12/31/2010              12.656              13.846 111
VISL 6   2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 3
                      12/31/2009              9.828              12.480 15
                      12/31/2010              12.480              13.612 13
VISL 7   2.45%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              9.955 48
                      12/31/2009              9.955              12.686 52
                      12/31/2010              12.686              13.885 93
VISL 8   2.75%
                      12/31/2007              N/A              11.851 0
                      12/31/2008              11.851              9.846 19
                      12/31/2009              9.846              12.509 63
                      12/31/2010              12.509              13.651 75
VISL 9   2.60%
                      12/31/2007              N/A              11.899 0
                      12/31/2008              11.899              9.901 38
                      12/31/2009              9.901              12.597 103
                      12/31/2010              12.597              13.767 197
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1  1.70%
                      12/31/2007              N/A              10.357 176
                      12/31/2008              10.357              10.096 167
                      12/31/2009              10.096              11.600 55
                      12/31/2010              11.600              12.734 328
VISB 10  2.95%
                      12/31/2007              N/A              10.016 0
                      12/31/2008              10.016              9.642 6
                      12/31/2009              9.642              10.941 66
                      12/31/2010              10.941              11.861 76
VISB 11  2.10%
                      12/31/2008              N/A              9.948 16
                      12/31/2009              9.948              11.385 12
                      12/31/2010              11.385              12.448 12
VISB 13  3.10%
                      12/31/2009              N/A              10.864 19
                      12/31/2010              10.864              11.761 18
VISB 14  2.25%
                      12/31/2009              N/A              11.305 8
                      12/31/2010              11.305              12.342 11
VISB 2   2.00%
                      12/31/2007              N/A              10.274 48
                      12/31/2008              10.274              9.985 61
                      12/31/2009              9.985              11.438 85
                      12/31/2010              11.438              12.519 151

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3   2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 54
                      12/31/2009              9.839              11.226 176
                      12/31/2010              11.226              12.237 202
VISB 4   2.70%
                      12/31/2007              N/A              10.084 0
                      12/31/2008              10.084              9.731 24
                      12/31/2009              9.731              11.069 29
                      12/31/2010              11.069              12.031 41
VISB 5   2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 32
                      12/31/2009              9.785              11.147 70
                      12/31/2010              11.147              12.134 75
VISB 6   2.85%
                      12/31/2007              N/A              10.043 0
                      12/31/2008              10.043              9.678 1
                      12/31/2009              9.678              10.992 5
                      12/31/2010              10.992              11.929 15
VISB 7   2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 89
                      12/31/2009              9.803              11.174 98
                      12/31/2010              11.174              12.168 109
VISB 8   2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 18
                      12/31/2009              9.695              11.018 59
                      12/31/2010              11.018              11.963 57
VISB 9   2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 57
                      12/31/2009              9.749              11.095 135
                      12/31/2010              11.095              12.065 162
VISC 1   2.45%
                      12/31/2008              N/A              9.821 6
                      12/31/2009              9.821              11.200 18
                      12/31/2010              11.200              12.203 18
VISC 10  3.00%
                      12/31/2008              N/A              9.624 1
                      12/31/2009              9.624              10.915 4
                      12/31/2010              10.915              11.828 7
VISC 11  2.30%
                      12/31/2009              N/A              11.279 2
                      12/31/2010              11.279              12.307 0
VISC 12  3.15%
                      12/31/2009              N/A              10.839 5
                      12/31/2010              10.839              11.727 5
VISC 13  1.75%
                      12/31/2009              N/A              11.572 5
                      12/31/2010              11.572              12.698 19
VISC 2   2.75%
                      12/31/2008              N/A              9.713 1
                      12/31/2009              9.713              11.044 1
                      12/31/2010              11.044              11.997 2

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3   2.60%
                      12/31/2008              N/A              9.767 14
                      12/31/2009              9.767              11.121 22
                      12/31/2010              11.121              12.099 9
VISC 4   2.90%
                      12/31/2008              N/A              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 0
VISC 5   2.15%
                      12/31/2008              N/A              9.930 6
                      12/31/2009              9.930              11.358 4
                      12/31/2010              11.358              12.412 4
VISC 7   2.55%
                      12/31/2008              N/A              9.785 3
                      12/31/2009              9.785              11.147 19
                      12/31/2010              11.147              12.134 3
VISC 8   2.85%
                      12/31/2008              N/A              9.678 1
                      12/31/2009              9.678              10.992 5
                      12/31/2010              10.992              11.929 5
VISC 9   2.70%
                      12/31/2008              N/A              9.731 7
                      12/31/2009              9.731              11.069 21
                      12/31/2010              11.069              12.031 21
VISI 10  2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 24
                      12/31/2009              9.749              11.095 58
                      12/31/2010              11.095              12.065 61
VISI 11  1.80%
                      12/31/2008              N/A              10.059 91
                      12/31/2009              10.059              11.545 199
                      12/31/2010              11.545              12.662 174
VISI 13  1.95%
                      12/31/2009              N/A              11.465 87
                      12/31/2010              11.465              12.554 98
VISI 14  2.80%
                      12/31/2009              N/A              11.018 17
                      12/31/2010              11.018              11.963 30
VISI 2   1.70%
                      12/31/2007              N/A              10.357 36
                      12/31/2008              10.357              10.096 56
                      12/31/2009              10.096              11.600 82
                      12/31/2010              11.600              12.734 268
VISI 3   2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 84
                      12/31/2009              9.948              11.385 149
                      12/31/2010              11.385              12.448 130
VISI 4   2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 20
                      12/31/2009              9.839              11.226 32
                      12/31/2010              11.226              12.237 31
VISI 5   2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 70
                      12/31/2009              9.894              11.305 125
                      12/31/2010              11.305              12.342 147

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6   2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 2
                      12/31/2009              9.785              11.147 17
                      12/31/2010              11.147              12.134 20
VISI 7   2.20%
                      12/31/2007              N/A              10.219 0
                      12/31/2008              10.219              9.912 188
                      12/31/2009              9.912              11.331 264
                      12/31/2010              11.331              12.377 242
VISI 8   2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 23
                      12/31/2009              9.803              11.174 164
                      12/31/2010              11.174              12.168 132
VISI 9   2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 168
                      12/31/2009              9.857              11.252 411
                      12/31/2010              11.252              12.272 386
VISL 1   1.65%
                      12/31/2007              N/A              10.371 34
                      12/31/2008              10.371              10.114 56
                      12/31/2009              10.114              11.627 43
                      12/31/2010              11.627              12.770 371
VISL 10  2.90%
                      12/31/2007              N/A              10.030 0
                      12/31/2008              10.030              9.660 12
                      12/31/2009              9.660              10.966 57
                      12/31/2010              10.966              11.895 53
VISL 11  2.05%
                      12/31/2008              N/A              9.967 93
                      12/31/2009              9.967              11.411 58
                      12/31/2010              11.411              12.483 56
VISL 13  3.05%
                      12/31/2009              N/A              10.890 20
                      12/31/2010              10.890              11.794 15
VISL 14  2.20%
                      12/31/2009              N/A              11.331 13
                      12/31/2010              11.331              12.377 15
VISL 2   1.95%
                      12/31/2007              N/A              10.288 26
                      12/31/2008              10.288              10.003 30
                      12/31/2009              10.003              11.465 26
                      12/31/2010              11.465              12.554 125
VISL 3   2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 78
                      12/31/2009              9.857              11.252 83
                      12/31/2010              11.252              12.272 81
VISL 4   2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 18
                      12/31/2009              9.749              11.095 44
                      12/31/2010              11.095              12.065 30

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 73
                      12/31/2009              9.803              11.174 76
                      12/31/2010              11.174              12.168 64
VISL 6   2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 10
                      12/31/2009              9.695              11.018 16
                      12/31/2010              11.018              11.963 17
VISL 7   2.45%
                      12/31/2007              N/A              10.151 0
                      12/31/2008              10.151              9.821 52
                      12/31/2009              9.821              11.200 77
                      12/31/2010              11.200              12.203 88
VISL 8   2.75%
                      12/31/2007              N/A              10.070 0
                      12/31/2008              10.070              9.713 21
                      12/31/2009              9.713              11.044 86
                      12/31/2010              11.044              11.997 82
VISL 9   2.60%
                      12/31/2007              N/A              10.111 0
                      12/31/2008              10.111              9.767 58
                      12/31/2009              9.767              11.121 99
                      12/31/2010              11.121              12.099 121
PIMCO VIT Global Multi-Asset Portfolio
VISB 1  1.70%
                      12/31/2009              N/A              10.005 33
                      12/31/2010              10.005              10.953 835
VISB 10  2.95%
                      12/31/2009              N/A              9.981 1
                      12/31/2010              9.981              10.791 70
VISB 11  2.10%
                      12/31/2009              N/A              9.997 0
                      12/31/2010              9.997              10.901 8
VISB 13  3.10%
                      12/31/2009              N/A              9.978 3
                      12/31/2010              9.978              10.772 43
VISB 14  2.25%
                      12/31/2009              N/A              9.994 0
                      12/31/2010              9.994              10.882 2
VISB 2   2.00%
                      12/31/2009              N/A              9.999 72
                      12/31/2010              9.999              10.914 407
VISB 3   2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 34
VISB 4   2.70%
                      12/31/2009              N/A              9.986 0
                      12/31/2010              9.986              10.823 21
VISB 5   2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 4
VISB 6   2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 4
VISB 7   2.50%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.849 15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8   2.80%
                      12/31/2009              N/A              9.984 9
                      12/31/2010              9.984              10.810 32
VISB 9   2.65%
                      12/31/2009              N/A              9.987 0
                      12/31/2010              9.987              10.830 62
VISC 1   2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 15
VISC 10  3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 3
VISC 11  2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
VISC 12  3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
VISC 13  1.75%
                      12/31/2009              N/A              10.004 4
                      12/31/2010              10.004              10.947 309
VISC 2   2.75%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.817 0
VISC 3   2.60%
                      12/31/2009              N/A              9.988 5
                      12/31/2010              9.988              10.836 4
VISC 4   2.90%
                      12/31/2009              N/A              9.982 0
                      12/31/2010              9.982              10.798 0
VISC 5   2.15%
                      12/31/2009              N/A              9.996 0
                      12/31/2010              9.996              10.895 25
VISC 7   2.55%
                      12/31/2009              N/A              9.989 1
                      12/31/2010              9.989              10.843 3
VISC 8   2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 4
VISC 9   2.70%
                      12/31/2009              N/A              9.986 0
                      12/31/2010              9.986              10.823 6
VISI 10  2.65%
                      12/31/2009              N/A              9.987 9
                      12/31/2010              9.987              10.830 103
VISI 11  1.80%
                      12/31/2009              N/A              10.003 4
                      12/31/2010              10.003              10.940 93
VISI 13  1.95%
                      12/31/2009              N/A              10.000 2
                      12/31/2010              10.000              10.921 79
VISI 14  2.80%
                      12/31/2009              N/A              9.984 0
                      12/31/2010              9.984              10.810 26
VISI 2   1.70%
                      12/31/2009              N/A              10.005 34
                      12/31/2010              10.005              10.953 934

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3   2.10%
                      12/31/2009              N/A              9.997 15
                      12/31/2010              9.997              10.901 184
VISI 4   2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 38
VISI 5   2.25%
                      12/31/2009              N/A              9.994 7
                      12/31/2010              9.994              10.882 181
VISI 6   2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 4
VISI 7   2.20%
                      12/31/2009              N/A              9.995 38
                      12/31/2010              9.995              10.888 233
VISI 8   2.50%
                      12/31/2009              N/A              9.989 23
                      12/31/2010              9.989              10.849 280
VISI 9   2.35%
                      12/31/2009              N/A              9.992 85
                      12/31/2010              9.992              10.869 429
VISL 1   1.65%
                      12/31/2009              N/A              10.006 85
                      12/31/2010              10.006              10.960 2429
VISL 10  2.90%
                      12/31/2009              N/A              9.982 2
                      12/31/2010              9.982              10.798 29
VISL 11  2.05%
                      12/31/2009              N/A              9.998 2
                      12/31/2010              9.998              10.908 34
VISL 13  3.05%
                      12/31/2009              N/A              9.979 0
                      12/31/2010              9.979              10.778 37
VISL 14  2.20%
                      12/31/2009              N/A              9.995 0
                      12/31/2010              9.995              10.888 7
VISL 2   1.95%
                      12/31/2009              N/A              10.000 16
                      12/31/2010              10.000              10.921 485
VISL 3   2.35%
                      12/31/2009              N/A              9.992 4
                      12/31/2010              9.992              10.869 58
VISL 4   2.65%
                      12/31/2009              N/A              9.987 0
                      12/31/2010              9.987              10.830 13
VISL 5   2.50%
                      12/31/2009              N/A              9.989 3
                      12/31/2010              9.989              10.849 37
VISL 6   2.80%
                      12/31/2009              N/A              9.984 0
                      12/31/2010              9.984              10.810 4
VISL 7   2.45%
                      12/31/2009              N/A              9.990 3
                      12/31/2010              9.990              10.856 70
VISL 8   2.75%
                      12/31/2009              N/A              9.985 1
                      12/31/2010              9.985              10.817 57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9   2.60%
                      12/31/2009              N/A              9.988 4
                      12/31/2010              9.988              10.836 67
PIMCO VIT High Yield Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              13.962 51
                      12/31/2008              13.962              10.494 51
                      12/31/2009              10.494              14.489 84
                      12/31/2010              14.489              16.311 465
VISB 10  2.95%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              9.387 8
                      12/31/2009              9.387              12.799 141
                      12/31/2010              12.799              14.229 125
VISB 11  2.10%
                      12/31/2008              N/A              10.126 16
                      12/31/2009              10.126              13.925 24
                      12/31/2010              13.925              15.614 43
VISB 13  3.10%
                      12/31/2009              N/A              12.610 14
                      12/31/2010              12.610              13.998 17
VISB 14  2.25%
                      12/31/2009              N/A              13.720 19
                      12/31/2010              13.720              15.360 27
VISB 2   2.00%
                      12/31/2007              N/A              13.634 13
                      12/31/2008              13.634              10.217 19
                      12/31/2009              10.217              14.064 36
                      12/31/2010              14.064              15.785 177
VISB 3   2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 27
                      12/31/2009              9.859              13.517 99
                      12/31/2010              13.517              15.110 139
VISB 4   2.70%
                      12/31/2007              N/A              12.898 0
                      12/31/2008              12.898              9.599 9
                      12/31/2009              9.599              13.120 42
                      12/31/2010              13.120              14.623 26
VISB 5   2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 19
                      12/31/2009              9.728              13.317 32
                      12/31/2010              13.317              14.865 63
VISB 6   2.85%
                      12/31/2007              N/A              12.746 0
                      12/31/2008              12.746              9.471 4
                      12/31/2009              9.471              12.927 10
                      12/31/2010              12.927              14.385 14
VISB 7   2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 34
                      12/31/2009              9.771              13.383 81
                      12/31/2010              13.383              14.946 116
VISB 8   2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 3
                      12/31/2009              9.513              12.991 56
                      12/31/2010              12.991              14.464 103

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9   2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 19
                      12/31/2009              9.641              13.186 115
                      12/31/2010              13.186              14.703 154
VISC 1   2.45%
                      12/31/2008              N/A              9.815 1
                      12/31/2009              9.815              13.450 2
                      12/31/2010              13.450              15.028 2
VISC 10  3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 22
                      12/31/2010              12.736              14.152 8
VISC 11  2.30%
                      12/31/2009              N/A              13.652 1
                      12/31/2010              13.652              15.276 2
VISC 12  3.15%
                      12/31/2009              N/A              12.547 1
                      12/31/2010              12.547              13.922 14
VISC 13  1.75%
                      12/31/2009              N/A              13.884 3
                      12/31/2010              13.884              15.622 60
VISC 2   2.75%
                      12/31/2008              N/A              9.556 2
                      12/31/2009              9.556              13.055 2
                      12/31/2010              13.055              14.543 2
VISC 3   2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
                      12/31/2010              13.251              14.784 4
VISC 4   2.90%
                      12/31/2008              N/A              9.429 0
                      12/31/2009              9.429              12.863 2
                      12/31/2010              12.863              14.307 2
VISC 5   2.15%
                      12/31/2008              N/A              10.081 6
                      12/31/2009              10.081              13.857 5
                      12/31/2010              13.857              15.529 12
VISC 7   2.55%
                      12/31/2008              N/A              9.728 2
                      12/31/2009              9.728              13.317 10
                      12/31/2010              13.317              14.865 3
VISC 8   2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 20
                      12/31/2010              12.927              14.385 8
VISC 9   2.70%
                      12/31/2008              N/A              9.599 3
                      12/31/2009              9.599              13.120 30
                      12/31/2010              13.120              14.623 13
VISI 10  2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 12
                      12/31/2009              9.641              13.186 79
                      12/31/2010              13.186              14.703 81
VISI 11  1.80%
                      12/31/2008              N/A              10.401 44
                      12/31/2009              10.401              14.346 297
                      12/31/2010              14.346              16.134 467

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13  1.95%
                      12/31/2009              N/A              14.134 71
                      12/31/2010              14.134              15.872 107
VISI 14  2.80%
                      12/31/2009              N/A              12.991 37
                      12/31/2010              12.991              14.464 20
VISI 2   1.70%
                      12/31/2007              N/A              13.962 9
                      12/31/2008              13.962              10.494 13
                      12/31/2009              10.494              14.489 81
                      12/31/2010              14.489              16.311 408
VISI 3   2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 47
                      12/31/2009              10.126              13.925 118
                      12/31/2010              13.925              15.614 164
VISI 4   2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 15
                      12/31/2009              9.859              13.517 28
                      12/31/2010              13.517              15.110 23
VISI 5   2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 50
                      12/31/2009              9.992              13.720 95
                      12/31/2010              13.720              15.360 143
VISI 6   2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 1
                      12/31/2009              9.728              13.317 10
                      12/31/2010              13.317              14.865 9
VISI 7   2.20%
                      12/31/2007              N/A              13.419 0
                      12/31/2008              13.419              10.037 93
                      12/31/2009              10.037              13.788 215
                      12/31/2010              13.788              15.444 243
VISI 8   2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 16
                      12/31/2009              9.771              13.383 282
                      12/31/2010              13.383              14.946 383
VISI 9   2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 71
                      12/31/2009              9.903              13.584 442
                      12/31/2010              13.584              15.193 522
VISL 1   1.65%
                      12/31/2007              N/A              14.017 24
                      12/31/2008              14.017              10.541 30
                      12/31/2009              10.541              14.561 115
                      12/31/2010              14.561              16.401 829
VISL 10  2.90%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              9.429 21
                      12/31/2009              9.429              12.863 114
                      12/31/2010              12.863              14.307 105

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 11  2.05%
                      12/31/2008              N/A              10.172 22
                      12/31/2009              10.172              13.995 71
                      12/31/2010              13.995              15.699 107
VISL 13  3.05%
                      12/31/2009              N/A              12.672 85
                      12/31/2010              12.672              14.075 98
VISL 14  2.20%
                      12/31/2009              N/A              13.788 58
                      12/31/2010              13.788              15.444 72
VISL 2   1.95%
                      12/31/2007              N/A              13.688 4
                      12/31/2008              13.688              10.263 6
                      12/31/2009              10.263              14.134 47
                      12/31/2010              14.134              15.872 256
VISL 3   2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 42
                      12/31/2009              9.903              13.584 109
                      12/31/2010              13.584              15.193 120
VISL 4   2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 8
                      12/31/2009              9.641              13.186 10
                      12/31/2010              13.186              14.703 24
VISL 5   2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 19
                      12/31/2009              9.771              13.383 53
                      12/31/2010              13.383              14.946 62
VISL 6   2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 0
                      12/31/2009              9.513              12.991 15
                      12/31/2010              12.991              14.464 15
VISL 7   2.45%
                      12/31/2007              N/A              13.156 0
                      12/31/2008              13.156              9.815 50
                      12/31/2009              9.815              13.450 110
                      12/31/2010              13.450              15.028 130
VISL 8   2.75%
                      12/31/2007              N/A              12.847 0
                      12/31/2008              12.847              9.556 15
                      12/31/2009              9.556              13.055 115
                      12/31/2010              13.055              14.543 169
VISL 9   2.60%
                      12/31/2007              N/A              13.001 0
                      12/31/2008              13.001              9.685 41
                      12/31/2009              9.685              13.251 183
                      12/31/2010              13.251              14.784 211
PIMCO VIT Real Return Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.153 67
                      12/31/2008              12.153              11.104 144
                      12/31/2009              11.104              12.925 164
                      12/31/2010              12.925              13.738 718

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10  2.95%
                      12/31/2007              N/A              11.463 0
                      12/31/2008              11.463              10.344 21
                      12/31/2009              10.344              11.890 68
                      12/31/2010              11.890              12.481 97
VISB 11  2.10%
                      12/31/2008              N/A              10.855 35
                      12/31/2009              10.855              12.585 68
                      12/31/2010              12.585              13.322 74
VISB 13  3.10%
                      12/31/2009              N/A              11.772 46
                      12/31/2010              11.772              12.338 58
VISB 14  2.25%
                      12/31/2009              N/A              12.459 45
                      12/31/2010              12.459              13.170 53
VISB 2   2.00%
                      12/31/2007              N/A              11.983 17
                      12/31/2008              11.983              10.917 83
                      12/31/2009              10.917              12.669 121
                      12/31/2010              12.669              13.425 336
VISB 3   2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 127
                      12/31/2009              10.672              12.335 201
                      12/31/2010              12.335              13.019 209
VISB 4   2.70%
                      12/31/2007              N/A              11.598 0
                      12/31/2008              11.598              10.491 10
                      12/31/2009              10.491              12.090 40
                      12/31/2010              12.090              12.723 52
VISB 5   2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 63
                      12/31/2009              10.581              12.212 154
                      12/31/2010              12.212              12.870 157
VISB 6   2.85%
                      12/31/2007              N/A              11.516 0
                      12/31/2008              11.516              10.403 10
                      12/31/2009              10.403              11.970 10
                      12/31/2010              11.970              12.577 12
VISB 7   2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 156
                      12/31/2009              10.611              12.253 219
                      12/31/2010              12.253              12.920 213
VISB 8   2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 26
                      12/31/2009              10.432              12.010 108
                      12/31/2010              12.010              12.625 113
VISB 9   2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 263
                      12/31/2009              10.521              12.131 513
                      12/31/2010              12.131              12.772 533
VISC 1   2.45%
                      12/31/2008              N/A              10.641 17
                      12/31/2009              10.641              12.294 13
                      12/31/2010              12.294              12.969 20

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10  3.00%
                      12/31/2008              N/A              10.314 3
                      12/31/2009              10.314              11.851 19
                      12/31/2010              11.851              12.433 20
VISC 11  2.30%
                      12/31/2009              N/A              12.418 2
                      12/31/2010              12.418              13.119 4
VISC 12  3.15%
                      12/31/2009              N/A              11.732 3
                      12/31/2010              11.732              12.291 3
VISC 13  1.75%
                      12/31/2009              N/A              12.872 6
                      12/31/2010              12.872              13.674 68
VISC 2   2.75%
                      12/31/2008              N/A              10.462 1
                      12/31/2009              10.462              12.050 1
                      12/31/2010              12.050              12.674 0
VISC 3   2.60%
                      12/31/2008              N/A              10.551 30
                      12/31/2009              10.551              12.171 16
                      12/31/2010              12.171              12.821 14
VISC 4   2.90%
                      12/31/2008              N/A              10.373 0
                      12/31/2009              10.373              11.930 0
                      12/31/2010              11.930              12.529 0
VISC 5   2.15%
                      12/31/2008              N/A              10.824 16
                      12/31/2009              10.824              12.543 20
                      12/31/2010              12.543              13.271 18
VISC 7   2.55%
                      12/31/2008              N/A              10.581 12
                      12/31/2009              10.581              12.212 32
                      12/31/2010              12.212              12.870 23
VISC 8   2.85%
                      12/31/2008              N/A              10.403 1
                      12/31/2009              10.403              11.970 31
                      12/31/2010              11.970              12.577 31
VISC 9   2.70%
                      12/31/2008              N/A              10.491 16
                      12/31/2009              10.491              12.090 61
                      12/31/2010              12.090              12.723 39
VISI 10  2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 29
                      12/31/2009              10.521              12.131 177
                      12/31/2010              12.131              12.772 143
VISI 11  1.80%
                      12/31/2008              N/A              11.042 122
                      12/31/2009              11.042              12.839 402
                      12/31/2010              12.839              13.633 318
VISI 13  1.95%
                      12/31/2009              N/A              12.711 226
                      12/31/2010              12.711              13.477 177
VISI 14  2.80%
                      12/31/2009              N/A              12.010 35
                      12/31/2010              12.010              12.625 38

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2   1.70%
                      12/31/2007              N/A              12.153 11
                      12/31/2008              12.153              11.104 47
                      12/31/2009              11.104              12.925 121
                      12/31/2010              12.925              13.738 512
VISI 3   2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 218
                      12/31/2009              10.855              12.585 380
                      12/31/2010              12.585              13.322 387
VISI 4   2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 33
                      12/31/2009              10.672              12.335 62
                      12/31/2010              12.335              13.019 77
VISI 5   2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 114
                      12/31/2009              10.763              12.459 245
                      12/31/2010              12.459              13.170 285
VISI 6   2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 12
                      12/31/2009              10.581              12.212 13
                      12/31/2010              12.212              12.870 11
VISI 7   2.20%
                      12/31/2007              N/A              11.872 0
                      12/31/2008              11.872              10.794 262
                      12/31/2009              10.794              12.501 450
                      12/31/2010              12.501              13.221 423
VISI 8   2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 37
                      12/31/2009              10.611              12.253 513
                      12/31/2010              12.253              12.920 387
VISI 9   2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 341
                      12/31/2009              10.702              12.376 787
                      12/31/2010              12.376              13.069 781
VISL 1   1.65%
                      12/31/2007              N/A              12.181 36
                      12/31/2008              12.181              11.136 64
                      12/31/2009              11.136              12.968 116
                      12/31/2010              12.968              13.791 1068
VISL 10  2.90%
                      12/31/2007              N/A              11.490 0
                      12/31/2008              11.490              10.373 22
                      12/31/2009              10.373              11.930 133
                      12/31/2010              11.930              12.529 156
VISL 11  2.05%
                      12/31/2008              N/A              10.886 75
                      12/31/2009              10.886              12.627 188
                      12/31/2010              12.627              13.374 224
VISL 13  3.05%
                      12/31/2009              N/A              11.811 88
                      12/31/2010              11.811              12.385 100

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14  2.20%
                      12/31/2009              N/A              12.501 62
                      12/31/2010              12.501              13.221 55
VISL 2   1.95%
                      12/31/2007              N/A              12.011 22
                      12/31/2008              12.011              10.948 37
                      12/31/2009              10.948              12.711 50
                      12/31/2010              12.711              13.477 284
VISL 3   2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 91
                      12/31/2009              10.702              12.376 166
                      12/31/2010              12.376              13.069 159
VISL 4   2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 38
                      12/31/2009              10.521              12.131 25
                      12/31/2010              12.131              12.772 30
VISL 5   2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 91
                      12/31/2009              10.611              12.253 117
                      12/31/2010              12.253              12.920 92
VISL 6   2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 11
                      12/31/2009              10.432              12.010 21
                      12/31/2010              12.010              12.625 20
VISL 7   2.45%
                      12/31/2007              N/A              11.734 0
                      12/31/2008              11.734              10.641 120
                      12/31/2009              10.641              12.294 194
                      12/31/2010              12.294              12.969 185
VISL 8   2.75%
                      12/31/2007              N/A              11.570 0
                      12/31/2008              11.570              10.462 20
                      12/31/2009              10.462              12.050 197
                      12/31/2010              12.050              12.674 170
VISL 9   2.60%
                      12/31/2007              N/A              11.652 0
                      12/31/2008              11.652              10.551 105
                      12/31/2009              10.551              12.171 320
                      12/31/2010              12.171              12.821 251
PIMCO VIT Total Return Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              14.634 512
                      12/31/2008              14.634              15.077 188
                      12/31/2009              15.077              16.909 227
                      12/31/2010              16.909              17.973 1195
VISB 10  2.95%
                      12/31/2007              N/A              13.254 0
                      12/31/2008              13.254              13.486 23
                      12/31/2009              13.486              14.936 133
                      12/31/2010              14.936              15.679 232
VISB 11  2.10%
                      12/31/2008              N/A              14.548 30
                      12/31/2009              14.548              16.251 116
                      12/31/2010              16.251              17.204 110

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13  3.10%
                      12/31/2009              N/A              14.715 42
                      12/31/2010              14.715              15.424 53
VISB 14  2.25%
                      12/31/2009              N/A              16.010 93
                      12/31/2010              16.010              16.925 100
VISB 2   2.00%
                      12/31/2007              N/A              14.290 24
                      12/31/2008              14.290              14.679 90
                      12/31/2009              14.679              16.413 168
                      12/31/2010              16.413              17.393 574
VISB 3   2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 988
                      12/31/2009              14.164              15.774 556
                      12/31/2010              15.774              16.650 631
VISB 4   2.70%
                      12/31/2007              N/A              13.519 0
                      12/31/2008              13.519              13.790 15
                      12/31/2009              13.790              15.311 67
                      12/31/2010              15.311              16.113 89
VISB 5   2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 48
                      12/31/2009              13.976              15.541 240
                      12/31/2010              15.541              16.379 260
VISB 6   2.85%
                      12/31/2007              N/A              13.360 0
                      12/31/2008              13.360              13.606 9
                      12/31/2009              13.606              15.085 10
                      12/31/2010              15.085              15.851 17
VISB 7   2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 129
                      12/31/2009              14.038              15.618 311
                      12/31/2010              15.618              16.469 334
VISB 8   2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 42
                      12/31/2009              13.667              15.160 223
                      12/31/2010              15.160              15.938 258
VISB 9   2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 224
                      12/31/2009              13.851              15.387 683
                      12/31/2010              15.387              16.201 703
VISC 1   2.45%
                      12/31/2008              N/A              14.101 23
                      12/31/2009              14.101              15.696 41
                      12/31/2010              15.696              16.559 44
VISC 10  3.00%
                      12/31/2008              N/A              13.425 2
                      12/31/2009              13.425              14.862 28
                      12/31/2010              14.862              15.593 24
VISC 11  2.30%
                      12/31/2009              N/A              15.931 27
                      12/31/2010              15.931              16.833 20

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12  3.15%
                      12/31/2009              N/A              14.642 7
                      12/31/2010              14.642              15.340 8
VISC 13  1.75%
                      12/31/2009              N/A              16.371 27
                      12/31/2010              16.371              17.392 277
VISC 2   2.75%
                      12/31/2008              N/A              13.728 7
                      12/31/2009              13.728              15.235 7
                      12/31/2010              15.235              16.025 7
VISC 3   2.60%
                      12/31/2008              N/A              13.913 27
                      12/31/2009              13.913              15.464 84
                      12/31/2010              15.464              16.290 82
VISC 4   2.90%
                      12/31/2008              N/A              13.546 0
                      12/31/2009              13.546              15.010 0
                      12/31/2010              15.010              15.765 0
VISC 5   2.15%
                      12/31/2008              N/A              14.484 6
                      12/31/2009              14.484              16.170 64
                      12/31/2010              16.170              17.111 51
VISC 7   2.55%
                      12/31/2008              N/A              13.976 10
                      12/31/2009              13.976              15.541 46
                      12/31/2010              15.541              16.379 23
VISC 8   2.85%
                      12/31/2008              N/A              13.606 5
                      12/31/2009              13.606              15.085 42
                      12/31/2010              15.085              15.851 41
VISC 9   2.70%
                      12/31/2008              N/A              13.790 39
                      12/31/2009              13.790              15.311 124
                      12/31/2010              15.311              16.113 103
VISI 10  2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 37
                      12/31/2009              13.851              15.387 284
                      12/31/2010              15.387              16.201 301
VISI 11  1.80%
                      12/31/2008              N/A              14.943 292
                      12/31/2009              14.943              16.742 1092
                      12/31/2010              16.742              17.778 1173
VISI 13  1.95%
                      12/31/2009              N/A              16.494 423
                      12/31/2010              16.494              17.489 428
VISI 14  2.80%
                      12/31/2009              N/A              15.160 112
                      12/31/2010              15.160              15.938 104
VISI 2   1.70%
                      12/31/2007              N/A              14.634 45
                      12/31/2008              14.634              15.077 93
                      12/31/2009              15.077              16.909 301
                      12/31/2010              16.909              17.973 1385
VISI 3   2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 279
                      12/31/2009              14.548              16.251 739
                      12/31/2010              16.251              17.204 776

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4   2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 10
                      12/31/2009              14.164              15.774 70
                      12/31/2010              15.774              16.650 121
VISI 5   2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 198
                      12/31/2009              14.355              16.010 619
                      12/31/2010              16.010              16.925 702
VISI 6   2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 6
                      12/31/2009              13.976              15.541 72
                      12/31/2010              15.541              16.379 78
VISI 7   2.20%
                      12/31/2007              N/A              14.065 0
                      12/31/2008              14.065              14.419 484
                      12/31/2009              14.419              16.090 929
                      12/31/2010              16.090              17.018 957
VISI 8   2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 64
                      12/31/2009              14.038              15.618 1008
                      12/31/2010              15.618              16.469 936
VISI 9   2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 459
                      12/31/2009              14.227              15.852 1960
                      12/31/2010              15.852              16.741 1869
VISL 1   1.65%
                      12/31/2007              N/A              14.692 83
                      12/31/2008              14.692              15.144 164
                      12/31/2009              15.144              16.993 297
                      12/31/2010              16.993              18.071 2652
VISL 10  2.90%
                      12/31/2007              N/A              13.307 0
                      12/31/2008              13.307              13.546 36
                      12/31/2009              13.546              15.010 246
                      12/31/2010              15.010              15.765 295
VISL 11  2.05%
                      12/31/2008              N/A              14.613 189
                      12/31/2009              14.613              16.331 757
                      12/31/2010              16.331              17.299 703
VISL 13  3.05%
                      12/31/2009              N/A              14.788 132
                      12/31/2010              14.788              15.508 140
VISL 14  2.20%
                      12/31/2009              N/A              16.090 151
                      12/31/2010              16.090              17.018 164
VISL 2   1.95%
                      12/31/2007              N/A              14.347 7
                      12/31/2008              14.347              14.744 35
                      12/31/2009              14.744              16.494 161
                      12/31/2010              16.494              17.489 879

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3   2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 177
                      12/31/2009              14.227              15.852 435
                      12/31/2010              15.852              16.741 476
VISL 4   2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 41
                      12/31/2009              13.851              15.387 119
                      12/31/2010              15.387              16.201 121
VISL 5   2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 98
                      12/31/2009              14.038              15.618 385
                      12/31/2010              15.618              16.469 443
VISL 6   2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 15
                      12/31/2009              13.667              15.160 38
                      12/31/2010              15.160              15.938 30
VISL 7   2.45%
                      12/31/2007              N/A              13.790 0
                      12/31/2008              13.790              14.101 252
                      12/31/2009              14.101              15.696 608
                      12/31/2010              15.696              16.559 742
VISL 8   2.75%
                      12/31/2007              N/A              13.466 0
                      12/31/2008              13.466              13.728 44
                      12/31/2009              13.728              15.235 464
                      12/31/2010              15.235              16.025 510
VISL 9   2.60%
                      12/31/2007              N/A              13.627 0
                      12/31/2008              13.627              13.913 328
                      12/31/2009              13.913              15.464 938
                      12/31/2010              15.464              16.290 1112
Templeton Global Bond Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              30.650 67
                      12/31/2008              30.650              32.002 63
                      12/31/2009              32.002              37.340 56
                      12/31/2010              37.340              42.015 267
VISB 10  2.95%
                      12/31/2007              N/A              24.137 0
                      12/31/2008              24.137              24.888 3
                      12/31/2009              24.888              28.679 33
                      12/31/2010              28.679              31.868 53
VISB 11  2.10%
                      12/31/2008              N/A              29.628 5
                      12/31/2009              29.628              34.433 10
                      12/31/2010              34.433              38.588 11
VISB 13  3.10%
                      12/31/2009              N/A              27.791 10
                      12/31/2010              27.791              30.835 9
VISB 14  2.25%
                      12/31/2009              N/A              33.402 3
                      12/31/2010              33.402              37.377 6

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 2   2.00%
                      12/31/2007              N/A              29.016 13
                      12/31/2008              29.016              30.205 18
                      12/31/2009              30.205              35.138 27
                      12/31/2010              35.138              39.418 169
VISB 3   2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 37
                      12/31/2009              27.964              32.401 66
                      12/31/2010              32.401              36.203 91
VISB 4   2.70%
                      12/31/2007              N/A              25.533 0
                      12/31/2008              25.533              26.394 8
                      12/31/2009              26.394              30.490 25
                      12/31/2010              30.490              33.965 26
VISB 5   2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 17
                      12/31/2009              27.168              31.431 65
                      12/31/2010              31.431              35.066 70
VISB 6   2.85%
                      12/31/2007              N/A              24.843 0
                      12/31/2008              24.843              25.642 2
                      12/31/2009              25.642              29.577 4
                      12/31/2010              29.577              32.899 7
VISB 7   2.50%
                      12/31/2007              N/A              26.285 0
                      12/31/2008              26.285              27.225 41
                      12/31/2009              27.225              31.514 62
                      12/31/2010              31.514              35.176 77
VISB 8   2.80%
                      12/31/2007              N/A              24.833 0
                      12/31/2008              24.833              25.644 9
                      12/31/2009              25.644              29.594 69
                      12/31/2010              29.594              32.934 102
VISB 9   2.65%
                      12/31/2007              N/A              25.549 0
                      12/31/2008              25.549              26.423 28
                      12/31/2009              26.423              30.539 72
                      12/31/2010              30.539              34.037 98
VISC 1   2.45%
                      12/31/2008              N/A              27.498 14
                      12/31/2009              27.498              31.846 16
                      12/31/2010              31.846              35.565 18
VISC 10  3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 2
                      12/31/2010              28.380              31.520 5
VISC 11  2.30%
                      12/31/2009              N/A              32.862 1
                      12/31/2010              32.862              36.755 2
VISC 12  3.15%
                      12/31/2009              N/A              27.502 2
                      12/31/2010              27.502              30.499 1
VISC 13  1.75%
                      12/31/2009              N/A              36.964 2
                      12/31/2010              36.964              41.570 42

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2   2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 0
                      12/31/2010              29.906              33.298 0
VISC 3   2.60%
                      12/31/2008              N/A              26.688 4
                      12/31/2009              26.688              30.861 12
                      12/31/2010              30.861              34.413 12
VISC 4   2.90%
                      12/31/2008              N/A              25.137 0
                      12/31/2009              25.137              28.981 0
                      12/31/2010              28.981              32.219 0
VISC 5   2.15%
                      12/31/2008              N/A              29.194 5
                      12/31/2009              29.194              33.912 17
                      12/31/2010              33.912              37.985 18
VISC 7   2.55%
                      12/31/2008              N/A              27.168 10
                      12/31/2009              27.168              31.431 16
                      12/31/2010              31.431              35.066 13
VISC 8   2.85%
                      12/31/2008              N/A              25.642 1
                      12/31/2009              25.642              29.577 5
                      12/31/2010              29.577              32.899 11
VISC 9   2.70%
                      12/31/2008              N/A              26.394 11
                      12/31/2009              26.394              30.490 31
                      12/31/2010              30.490              33.965 39
VISI 10  2.65%
                      12/31/2007              N/A              25.549 0
                      12/31/2008              25.549              26.423 21
                      12/31/2009              26.423              30.539 43
                      12/31/2010              30.539              34.037 53
VISI 11  1.80%
                      12/31/2008              N/A              31.306 71
                      12/31/2009              31.306              36.492 142
                      12/31/2010              36.492              41.019 194
VISI 13  1.95%
                      12/31/2009              N/A              35.363 64
                      12/31/2010              35.363              39.690 78
VISI 14  2.80%
                      12/31/2009              N/A              29.594 22
                      12/31/2010              29.594              32.934 15
VISI 2   1.70%
                      12/31/2007              N/A              30.650 29
                      12/31/2008              30.650              32.002 29
                      12/31/2009              32.002              37.340 49
                      12/31/2010              37.340              42.015 244
VISI 3   2.10%
                      12/31/2007              N/A              28.491 0
                      12/31/2008              28.491              29.628 81
                      12/31/2009              29.628              34.433 166
                      12/31/2010              34.433              38.588 175
VISI 4   2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 11
                      12/31/2009              27.964              32.401 24
                      12/31/2010              32.401              36.203 33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5   2.25%
                      12/31/2007              N/A              27.721 0
                      12/31/2008              27.721              28.784 35
                      12/31/2009              28.784              33.402 126
                      12/31/2010              33.402              37.377 168
VISI 6   2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 2
                      12/31/2009              27.168              31.431 15
                      12/31/2010              31.431              35.066 15
VISI 7   2.20%
                      12/31/2007              N/A              27.823 0
                      12/31/2008              27.823              28.905 115
                      12/31/2009              28.905              33.558 190
                      12/31/2010              33.558              37.571 218
VISI 8   2.50%
                      12/31/2007              N/A              26.285 0
                      12/31/2008              26.285              27.225 10
                      12/31/2009              27.225              31.514 139
                      12/31/2010              31.514              35.176 176
VISI 9   2.35%
                      12/31/2007              N/A              27.043 0
                      12/31/2008              27.043              28.053 72
                      12/31/2009              28.053              32.520 261
                      12/31/2010              32.520              36.354 296
VISL 1   1.65%
                      12/31/2007              N/A              30.931 56
                      12/31/2008              30.931              32.312 56
                      12/31/2009              32.312              37.721 74
                      12/31/2010              37.721              42.464 606
VISL 10  2.90%
                      12/31/2007              N/A              24.367 0
                      12/31/2008              24.367              25.137 9
                      12/31/2009              25.137              28.981 50
                      12/31/2010              28.981              32.219 64
VISL 11  2.05%
                      12/31/2008              N/A              29.783 62
                      12/31/2009              29.783              34.630 196
                      12/31/2010              34.630              38.828 238
VISL 13  3.05%
                      12/31/2009              N/A              28.084 21
                      12/31/2010              28.084              31.176 21
VISL 14  2.20%
                      12/31/2009              N/A              33.558 23
                      12/31/2010              33.558              37.571 30
VISL 2   1.95%
                      12/31/2007              N/A              29.282 15
                      12/31/2008              29.282              30.497 17
                      12/31/2009              30.497              35.496 25
                      12/31/2010              35.496              39.839 142
VISL 3   2.35%
                      12/31/2007              N/A              27.219 0
                      12/31/2008              27.219              28.235 33
                      12/31/2009              28.235              32.731 99
                      12/31/2010              32.731              36.590 99

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4   2.65%
                      12/31/2007              N/A              25.768 0
                      12/31/2008              25.768              26.649 7
                      12/31/2009              26.649              30.801 15
                      12/31/2010              30.801              34.329 14
VISL 5   2.50%
                      12/31/2007              N/A              26.483 0
                      12/31/2008              26.483              27.431 34
                      12/31/2009              27.431              31.751 84
                      12/31/2010              31.751              35.441 113
VISL 6   2.80%
                      12/31/2007              N/A              25.071 0
                      12/31/2008              25.071              25.890 7
                      12/31/2009              25.890              29.878 9
                      12/31/2010              29.878              33.251 11
VISL 7   2.45%
                      12/31/2007              N/A              26.535 0
                      12/31/2008              26.535              27.498 54
                      12/31/2009              27.498              31.846 82
                      12/31/2010              31.846              35.565 102
VISL 8   2.75%
                      12/31/2007              N/A              25.069 0
                      12/31/2008              25.069              25.901 9
                      12/31/2009              25.901              29.906 76
                      12/31/2010              29.906              33.298 69
VISL 9   2.60%
                      12/31/2007              N/A              25.792 0
                      12/31/2008              25.792              26.688 73
                      12/31/2009              26.688              30.861 192
                      12/31/2010              30.861              34.413 212
Templeton Growth Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              28.340 213
                      12/31/2008              28.340              16.069 265
                      12/31/2009              16.069              20.712 55
                      12/31/2010              20.712              21.869 58
VISB 10  2.95%
                      12/31/2007              N/A              23.847 0
                      12/31/2008              23.847              13.353 15
                      12/31/2009              13.353              16.998 25
                      12/31/2010              16.998              17.724 26
VISB 11  2.10%
                      12/31/2008              N/A              15.145 25
                      12/31/2009              15.145              19.443 32
                      12/31/2010              19.443              20.446 40
VISB 13  3.10%
                      12/31/2009              N/A              16.599 0
                      12/31/2010              16.599              17.282 0
VISB 14  2.25%
                      12/31/2009              N/A              18.987 7
                      12/31/2010              18.987              19.937 6
VISB 2   2.00%
                      12/31/2007              N/A              27.190 71
                      12/31/2008              27.190              15.371 76
                      12/31/2009              15.371              19.753 12
                      12/31/2010              19.753              20.793 17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3   2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 106
                      12/31/2009              14.487              18.542 267
                      12/31/2010              18.542              19.441 272
VISB 4   2.70%
                      12/31/2007              N/A              24.684 0
                      12/31/2008              24.684              13.857 6
                      12/31/2009              13.857              17.683 39
                      12/31/2010              17.683              18.484 37
VISB 5   2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 68
                      12/31/2009              14.168              18.107 175
                      12/31/2010              18.107              18.957 169
VISB 6   2.85%
                      12/31/2007              N/A              24.178 0
                      12/31/2008              24.178              13.552 5
                      12/31/2009              13.552              17.268 39
                      12/31/2010              17.268              18.024 37
VISB 7   2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 123
                      12/31/2009              14.274              18.251 151
                      12/31/2010              18.251              19.117 155
VISB 8   2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 27
                      12/31/2009              13.653              17.406 42
                      12/31/2010              17.406              18.176 28
VISB 9   2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 72
                      12/31/2009              13.960              17.823 128
                      12/31/2010              17.823              18.640 111
VISC 1   2.45%
                      12/31/2008              N/A              14.380 3
                      12/31/2009              14.380              18.396 4
                      12/31/2010              18.396              19.278 4
VISC 10  3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 2
                      12/31/2010              16.864              17.575 0
VISC 11  2.30%
                      12/31/2009              N/A              18.838 3
                      12/31/2010              18.838              19.770 4
VISC 12  3.15%
                      12/31/2009              N/A              16.468 1
                      12/31/2010              16.468              17.137 0
VISC 13  1.75%
                      12/31/2009              N/A              20.550 0
                      12/31/2010              20.550              21.687 3
VISC 2   2.75%
                      12/31/2008              N/A              13.755 2
                      12/31/2009              13.755              17.544 1
                      12/31/2010              17.544              18.330 1

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3   2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
                      12/31/2010              17.965              18.798 0
VISC 4   2.90%
                      12/31/2008              N/A              13.452 0
                      12/31/2009              13.452              17.132 0
                      12/31/2010              17.132              17.873 0
VISC 5   2.15%
                      12/31/2008              N/A              15.033 2
                      12/31/2009              15.033              19.290 5
                      12/31/2010              19.290              20.275 6
VISC 7   2.55%
                      12/31/2008              N/A              14.168 2
                      12/31/2009              14.168              18.107 5
                      12/31/2010              18.107              18.957 3
VISC 8   2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
VISC 9   2.70%
                      12/31/2008              N/A              13.857 4
                      12/31/2009              13.857              17.683 4
                      12/31/2010              17.683              18.484 4
VISI 10  2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 27
                      12/31/2009              13.960              17.823 54
                      12/31/2010              17.823              18.640 58
VISI 11  1.80%
                      12/31/2008              N/A              15.833 153
                      12/31/2009              15.833              20.387 261
                      12/31/2010              20.387              21.504 288
VISI 13  1.95%
                      12/31/2009              N/A              19.909 78
                      12/31/2010              19.909              20.969 79
VISI 14  2.80%
                      12/31/2009              N/A              17.406 0
                      12/31/2010              17.406              18.176 0
VISI 2   1.70%
                      12/31/2007              N/A              28.340 79
                      12/31/2008              28.340              16.069 113
                      12/31/2009              16.069              20.712 61
                      12/31/2010              20.712              21.869 93
VISI 3   2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 225
                      12/31/2009              15.145              19.443 494
                      12/31/2010              19.443              20.446 489
VISI 4   2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 33
                      12/31/2009              14.487              18.542 68
                      12/31/2010              18.542              19.441 67
VISI 5   2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 165
                      12/31/2009              14.812              18.987 350
                      12/31/2010              18.987              19.937 350

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6   2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 7
                      12/31/2009              14.168              18.107 29
                      12/31/2010              18.107              18.957 37
VISI 7   2.20%
                      12/31/2007              N/A              26.449 0
                      12/31/2008              26.449              14.922 257
                      12/31/2009              14.922              19.138 365
                      12/31/2010              19.138              20.105 367
VISI 8   2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 68
                      12/31/2009              14.274              18.251 103
                      12/31/2010              18.251              19.117 88
VISI 9   2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 217
                      12/31/2009              14.594              18.689 305
                      12/31/2010              18.689              19.605 288
VISL 1   1.65%
                      12/31/2007              N/A              28.536 245
                      12/31/2008              28.536              16.189 260
                      12/31/2009              16.189              20.877 30
                      12/31/2010              20.877              22.053 74
VISL 10  2.90%
                      12/31/2007              N/A              24.012 0
                      12/31/2008              24.012              13.452 19
                      12/31/2009              13.452              17.132 31
                      12/31/2010              17.132              17.873 33
VISL 11  2.05%
                      12/31/2008              N/A              15.257 47
                      12/31/2009              15.257              19.597 64
                      12/31/2010              19.597              20.619 70
VISL 13  3.05%
                      12/31/2009              N/A              16.731 1
                      12/31/2010              16.731              17.428 0
VISL 14  2.20%
                      12/31/2009              N/A              19.138 13
                      12/31/2010              19.138              20.105 14
VISL 2   1.95%
                      12/31/2007              N/A              27.378 51
                      12/31/2008              27.378              15.485 51
                      12/31/2009              15.485              19.909 9
                      12/31/2010              19.909              20.969 38
VISL 3   2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 81
                      12/31/2009              14.594              18.689 208
                      12/31/2010              18.689              19.605 208
VISL 4   2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 5
                      12/31/2009              13.960              17.823 31
                      12/31/2010              17.823              18.640 32

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5   2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 43
                      12/31/2009              14.274              18.251 122
                      12/31/2010              18.251              19.117 125
VISL 6   2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 3
                      12/31/2009              13.653              17.406 16
                      12/31/2010              17.406              18.176 9
VISL 7   2.45%
                      12/31/2007              N/A              25.551 0
                      12/31/2008              25.551              14.380 97
                      12/31/2009              14.380              18.396 147
                      12/31/2010              18.396              19.278 167

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8   2.75%
                      12/31/2007              N/A              24.515 0
                      12/31/2008              24.515              13.755 16
                      12/31/2009              13.755              17.544 60
                      12/31/2010              17.544              18.330 43
VISL 9   2.60%
                      12/31/2007              N/A              25.028 0
                      12/31/2008              25.028              14.064 63
                      12/31/2009              14.064              17.965 112
                      12/31/2010              17.965              18.798 154

The Allianz VisionSM Variable Annuity Contract SAI – January 23, 2012